Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Information [Line Items]
Entity Registrant Name	LEXINGTON REALTY TRUST
Entity Central Index Key	0000910108
Document Type	8-K
Amendment Flag	false
Document Period Ended Date	Dec 31, 2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Real estate, at cost:
Buildings and building improvements	$ 2,638,626	$ 2,789,985
Land and land estates	521,242	545,236
Land improvements	797	797
Fixtures and equipment	7,525	7,525
Construction in progress	4,056	20,043
Investments in real estate under construction	32,829	11,258
Real estate, gross	3,205,075	3,374,844
Less: accumulated depreciation and amortization	638,368	601,239
Real estate, net	2,566,707	2,773,605
Property held for sale - discontinued operations	0	7,316
Intangible assets (net of accumulated amortization of $368,349 in 2011 and $374,139 in 2010)	178,569	203,495
Cash and cash equivalents	63,711	52,644
Restricted cash	30,657	26,644
Investment in and advances to non-consolidated entities	90,558	72,480
Deferred expenses (net of accumulated amortization of $22,708 in 2011 and $22,380 in 2010)	43,966	39,912
Loans receivable, net	66,619	88,937
Rent receivable - current	7,271	7,498
Rent receivable - deferred	0	6,293
Other assets	29,990	56,172
Total assets	3,078,048	3,334,996
Liabilities:
Mortgages and notes payable	1,366,004	1,481,216
Exchangeable notes payable	62,102	61,438
Convertible notes payable	105,149	103,211
Trust preferred securities	129,120	129,120
Dividends payable	25,273	23,071
Liabilities - discontinued operations	0	3,876
Accounts payable and other liabilities	53,058	51,292
Accrued interest payable	13,019	13,989
Deferred revenue - including below market leases (net of accretion of $37,485 in 2011 and $35,969 in 2010)	90,349	96,490
Prepaid rent	12,543	15,164
Total liabilites	1,856,617	1,978,867
Commitments and contingencies
Equity:
Common shares, par value $0.0001 per share; authorized 400,000,000 shares, 154,938,351 and 146,552,589 shares issued and outstanding in 2011 and 2010,respectively	15	15
Additional paid-in-capital	2,010,850	1,937,942
Accumulated distributions in excess of net income	(1,161,402)	(985,562)
Accumulated other comprehensive income (loss)	1,938	(106)
Total shareholders' equity	1,163,074	1,280,156
Noncontrolling interests	58,357	75,973
Total equity	1,221,431	1,356,129
Total liabilities and equity	3,078,048	3,334,996
Series B | Cumulative Redeemable
Equity:
Preferred shares, value	66,193	76,315
Series C | Cumulative Convertible
Equity:
Preferred shares, value	95,706	101,778
Series D | Cumulative Redeemable
Equity:
Preferred shares, value	$ 149,774	$ 149,774

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets:
Accumulated amortization on Intangible assets	$ 368,349	$ 374,139
Accumulated amortization on Deferred expenses	22,708	22,380
Liabilities:
Accretion on Deferred revenue	37,485	35,969
Equity:
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, authorized shares (in shares)	100,000,000	100,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, authorized shares (in shares)	400,000,000	400,000,000
Common shares, shares issued (in shares)	154,938,351	146,552,589
Series B | Cumulative Redeemable
Equity:
Preferred shares liquidation preference	68,522	79,000
Preferred shares, convertible preferred, shares issued (in shares)	2,740,874	3,160,000
Preferred shares, redeemable preferred, shares outstanding (in shares)	2,740,874	3,160,000
Series C | Cumulative Convertible
Equity:
Preferred shares liquidation preference	98,510	104,760
Preferred shares, convertible preferred, shares issued (in shares)	1,970,200	2,095,200
Preferred shares, redeemable preferred, shares outstanding (in shares)	1,970,200	2,095,200
Series D | Cumulative Redeemable
Equity:
Preferred shares liquidation preference	$ 155,000	$ 155,000
Preferred shares, convertible preferred, shares issued (in shares)	6,200,000	6,200,000
Preferred shares, redeemable preferred, shares outstanding (in shares)	6,200,000	6,200,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross revenues:
Rental	$ 284,808	$ 277,770	$ 286,758
Advisory and incentive fees	2,012	1,108	1,822
Tenant reimbursements	31,404	30,504	33,929
Total gross revenues	318,224	309,382	322,509
Expense applicable to revenues:
Depreciation and amortization	(158,344)	(151,082)	(150,141)
Property operating	(58,317)	(59,322)	(61,896)
General and administrative	(22,207)	(22,462)	(23,358)
Non-operating income	13,020	11,811	5,432
Interest and amortization expense	(107,470)	(117,598)	(121,160)
Debt satisfaction gains, net	45	212	17,023
Change in value of forward equity commitment	2,030	8,906	7,182
Impairment charges and loan losses	(41,301)	(6,879)	(1,576)
Loss before benefit (provision) for income taxes, equity in earnings (losses) of non-consolidated entities and discontinued operations	(54,320)	(27,032)	(5,985)
Benefit (provision) for income taxes	826	(1,547)	(2,367)
Equity in earnings (losses) of non-consolidated entities	30,334	21,741	(123,176)
Loss from continuing operations	(23,160)	(6,838)	(131,528)
Discontinued operations:
Income (loss) from discontinued operations	3,630	1,977	(670)
Provision for income taxes	(57)	(25)	(89)
Debt satisfaction gains (charges), net	(606)	2,924	11,471
Gains on sales of properties	6,557	14,613	9,134
Impairment charges	(76,142)	(50,061)	(99,590)
Total discontinued operations	(66,618)	(30,572)	(79,744)
Net loss	(89,778)	(37,410)	(211,272)
Less net loss attributable to noncontrolling interests	10,194	4,450	1,120
Net loss attributable to Lexington Realty Trust shareholders	(79,584)	(32,960)	(210,152)
Dividends attributable to preferred shares
Dividends attributable to non-vested common shares	(368)	(264)	(449)
Net loss attributable to common shareholders	(103,721)	(58,096)	(242,876)
Loss per common share–basic and diluted:
Loss from continuing operations	$ (0.32)	$ (0.27)	$ (1.51)
Loss from discontinued operations	$ (0.36)	$ (0.17)	$ (0.71)
Net loss attributable to common shareholders	$ (0.68)	$ (0.44)	$ (2.22)
Weighted-average common shares outstanding–basic and diluted	152,473,336	130,985,809	109,280,955
Amounts attributable to common shareholders:
Loss from continuing operations	(48,262)	(35,793)	(165,469)
Loss from discontinued operations	(55,459)	(22,303)	(77,407)
Net loss attributable to common shareholders	(103,721)	(58,096)	(242,876)
Series B
Dividends attributable to preferred shares
Dividends attributable to preferred shares	(6,149)	(6,360)	(6,360)
Deemed dividend – Series B	(95)	0	0
Series C
Dividends attributable to preferred shares
Dividends attributable to preferred shares	(6,655)	(6,809)	(7,218)
Redemption discount - Series C	833	0	0
Conversion dividend – Series C	0	0	(6,994)
Series D
Dividends attributable to preferred shares
Dividends attributable to preferred shares	$ (11,703)	$ (11,703)	$ (11,703)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss	$ (89,778)	$ (37,410)	$ (211,272)
Other comprehensive income (loss):
Change in unrealized gain on foreign currency translation, net	0	(740)	(19)
Change in unrealized loss on investments in non-consolidated entities and reclassifications, net	0	0	26,174
Change in unrealized gain (loss) on interest rate swap, net	2,044	(39)	1,815
Other comprehensive income (loss)	2,044	(779)	27,970
Comprehensive loss	(87,734)	(38,189)	(183,302)
Comprehensive loss attributable to noncontrolling interests	10,194	4,450	1,120
Comprehensive loss attributable to Lexington Realty Trust shareholders	$ (77,540)	$ (33,739)	$ (182,182)

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (USD $)	Total	Preferred Shares [Member]	Common Stock [Member]	Additional Paid-in-Capital [Member]	Accumulated Distributions in Excess of Net Income [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-controlling Interests [Member]
Balance at Dec. 31, 2008
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect, change in accounting principle from non-consolidated entity					$ 11,647,000	$ (11,647,000)
Contributions from noncontrolling interests	1,756,000						1,756,000
Redemption of noncontrolling OP units for common shares				3,580,000			(3,580,000)
Redemption of noncontrolling OP units for common shares (in shares)			572,213
Conversion - Series C		(24,439,000)		31,433,000	(6,994,000)
Conversion - Series C (in shares)		(503,100)	2,955,368
Issuance of common shares and deferred compensation amortization, net	24,569,000		1,000	24,568,000
Issuance of common shares and deferred compensation amortization, net (in shares)			4,811,241
Dividends/distributions	(46,858,000)		1,000	52,858,000	(96,232,000)		(3,485,000)
Dividends/distributions (in shares)			13,304,198
Comprehensive income (loss):
Net loss	(211,272,000)				(210,152,000)		(1,120,000)
Other comprehensive income:
Change in unrealized gain on foreign currency translation, net	(19,000)					(19,000)
Change in unrealized loss on investments in non-consolidated entities and reclassifications, net	26,174,000					26,174,000
Change in unrealized gain (loss) on interest rate swap, net	1,815,000					1,815,000
Other comprehensive income (loss)	27,970,000
Comprehensive loss	(183,302,000)
Balance at Dec. 31, 2009	1,297,236,000	327,867,000	12,000	1,750,979,000	(870,862,000)	673,000	88,567,000
Balance (in shares) at Dec. 31, 2009		11,455,200	121,943,258
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interests	4,854,000						4,854,000
Redemption of noncontrolling OP units for common shares				2,685,000			(2,685,000)
Redemption of noncontrolling OP units for common shares (in shares)			457,351
Transfer of noncontrolling interests	(1,957,000)						(1,957,000)
Issuance of Convertible Notes	13,134,000			13,134,000
Forfeiture of employee performance common shares	171,000				171,000
Forfeiture of employee performance common shares (in shares)			(21,720)
Exercise of employee common share options	(356,000)			(356,000)
Exercise of employee common share options (in shares)			95,976
Issuance of common shares and deferred compensation amortization, net	171,503,000		3,000	171,500,000
Issuance of common shares and deferred compensation amortization, net (in shares)			24,077,724
Dividends/distributions	(90,267,000)				(81,911,000)		(8,356,000)
Comprehensive income (loss):
Net loss	(37,410,000)				(32,960,000)		(4,450,000)
Other comprehensive income:
Change in unrealized gain on foreign currency translation, net	(740,000)					(740,000)
Change in unrealized gain (loss) on interest rate swap, net	(39,000)					(39,000)
Other comprehensive income (loss)	(779,000)
Comprehensive loss	(38,189,000)
Balance at Dec. 31, 2010	1,356,129,000	327,867,000	15,000	1,937,942,000	(985,562,000)	(106,000)	75,973,000
Balance (in shares) at Dec. 31, 2010		11,455,200	146,552,589
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interests	2,000						2,000
Obtained control of noncontrolling investment	574,000						574,000
Redemption of noncontrolling OP units for common shares				2,187,000			(2,187,000)
Redemption of noncontrolling OP units for common shares (in shares)			398,927
Repurchase of common shares	(31,916,000)			(31,916,000)
Repurchase of common shares (in shares)			3,974,645
Repurchase of preferred shares	(15,456,000)	(16,194,000)			738,000
Repurchase of preferred shares (in shares)		(544,126)
Exercise of employee common share options	221,000			221,000
Exercise of employee common share options (in shares)			250,355
Forfeiture of employee common shares	69,000				69,000
Forfeiture of employee common shares (in shares)			(10,140)
Issuance of common shares and deferred compensation amortization, net	102,416,000		11,721,265	102,416,000
Dividends/distributions	(102,874,000)				(97,063,000)		(5,811,000)
Comprehensive income (loss):
Net loss	(89,778,000)				(79,584,000)		(10,194,000)
Other comprehensive income:
Change in unrealized gain (loss) on interest rate swap, net	2,044,000					2,044,000
Other comprehensive income (loss)	2,044,000
Comprehensive loss	(87,734,000)
Balance at Dec. 31, 2011	$ 1,221,431,000	$ 311,673,000	$ 15,000	$ 2,010,850,000	$ (1,161,402,000)	$ 1,938,000	$ 58,357,000
Balance (in shares) at Dec. 31, 2011		10,911,074	154,938,351

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (89,778)	$ (37,410)	$ (211,272)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	168,288	172,301	185,208
Gains on sales of properties	(6,557)	(14,613)	(9,134)
Debt satisfaction (gains) charges, net	311	(3,590)	(29,872)
Impairment charges and loan losses	117,443	56,940	101,166
Straight-line rents	(1,763)	862	(240)
Other non-cash (income) charges, net	(6,364)	(7,912)	(7,192)
Equity in (earnings) losses of non-consolidated entities	(30,334)	(21,741)	123,176
Distributions of accumulated earnings from non-consolidated entities, net	11,549	3,233	4,707
Deferred taxes, net	(1,799)	489	196
Increase (decrease) in accounts payable and other liabilities	1,589	5,186	1,175
Change in rent receivable and prepaid rent, net	19,929	12,272	2,519
Increase (decrease) in accrued interest payable	(970)	2,921	(4,605)
Other adjustments, net	(1,407)	(4,187)	3,475
Net cash provided by operating activities:	180,137	164,751	159,307
Cash flows from investing activities:
Investment in real estate, including intangible assets and capital leases	(127,992)	(52,324)	(45,122)
Net proceeds from sale of properties	124,039	80,224	113,139
Principal payments received on loans receivable	46,867	12,480	12,886
Investment in loans receivable	(32,591)	(40,632)	0
Investments in and advances to non-consolidated entities, net	(19,940)	(11,258)	4,765
Proceeds from sale of interest in non-consolidated entity	0	112	0
Distributions from non-consolidated entities in excess of accumulated earnings	5,900	1,356	16,241
Increase in deferred leasing costs	(15,870)	(5,129)	(8,641)
Change in escrow deposits and restricted cash	(3,405)	(8,282)	9,248
Proceeds from the sale of marketable equity and debt securities	0	0	9,451
Real estate deposits	(1,821)	(1,330)	0
Net cash provided by (used in) investing activities	(24,813)	(24,783)	111,967
Cash flows from financing activities:
Dividends to common and preferred shareholders	(94,861)	(77,252)	(49,642)
Repurchase of exchangeable notes	0	(25,493)	(101,006)
Proceeds from convertible notes	0	115,000	0
Principal amortization payments	(31,068)	(33,781)	(39,052)
Principal payments on debt, excluding normal amortization	(105,266)	(331,295)	(264,399)
Change in revolving credit facility borrowing, net	0	(7,000)	(18,000)
Increase in deferred financing costs	(4,214)	(5,760)	(5,317)
Proceeds of mortgages and notes payable	15,000	59,769	11,540
Proceeds from term loans	0	0	165,000
Contributions from noncontrolling interests	2	4,854	1,756
Cash distributions to noncontrolling interests	(5,811)	(8,356)	(3,485)
Repurchase of preferred shares	(15,456)	0	0
Receipts (payments) on forward equity commitment, net	(2,313)	1,473	(2,262)
Swap termination costs	0	0	(366)
Exercise of employee common share options	777	50	0
Issuance of common shares, net	98,953	166,602	20,026
Net cash used in financing activities	(144,257)	(141,189)	(285,207)
Change in cash and cash equivalents	11,067	(1,221)	(13,933)
Cash and cash equivalents, at beginning of year	52,644	53,865	67,798
Cash and cash equivalents, at end of year	$ 63,711	$ 52,644	$ 53,865

The Company	12 Months Ended
Dec. 31, 2011
The Company [Abstract]
The Company
The Company

Lexington Realty Trust (together with its consolidated subsidiaries, except when the context only applies to the parent entity, the “Company”) is a self-managed and self-administered Maryland statutory real estate investment trust (“REIT”) that acquires, owns and manages a geographically diversified portfolio of predominately net-leased office, industrial and retail properties. The Company also provides investment advisory and asset management services to investors in the net-lease area. As of December 31, 2011, the Company had interests in approximately 185 consolidated properties located in 39 states. As of December 31, 2010, the Company had ownership interests in approximately 195 consolidated properties in 39 states. A majority of the real properties in which the Company had an interest are generally subject to net leases or similar leases where the tenant pays all or substantially all of the cost and/or cost increases for real estate taxes, insurance, utilities and ordinary maintenance of the property. However, certain leases provide that the landlord is responsible for certain operating expenses.

The Company believes it has qualified as a REIT under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Company will not be subject to federal income tax, provided that distributions to its shareholders equal at least the amount of its REIT taxable income as defined under the Code. The Company is permitted to participate in certain activities from which it was previously precluded in order to maintain its qualification as a REIT, so long as these activities are conducted in entities which elect to be treated as taxable REIT subsidiaries (“TRS”) under the Code. As such, the TRS are subject to federal income taxes on the income from these activities.

The Company conducts its operations either directly or indirectly through (1) property owner subsidiaries and lender subsidiaries, (2) operating partnerships in which the Company is the sole unit holder of the general partner and the sole unit holder of the limited partner that holds a majority of the limited partner interests (“OP units”) or (3) Lexington Realty Advisors, Inc. (“LRA”), a wholly-owned TRS. On December 31, 2010, Net 3 Acquisition L.P. (“Net 3”), a former operating partnership, merged into the Company and Net 3 ceased to exist for financial reporting purposes. As of December 31, 2011, the Company controlled two operating partnerships: (1) Lepercq Corporate Income Fund L.P. (“LCIF”) and (2) Lepercq Corporate Income Fund II L.P. (“LCIF II”). Property owner subsidiaries are landlords under leases for properties in which the Company has an interest and/or borrowers under loan agreements secured by properties in which the Company has an interest and lender subsidiaries are lenders under loan agreements where the Company made an investment in a loan asset, but in all cases are separate and distinct legal entities.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Basis of Presentation and Consolidation. The Company's consolidated financial statements are prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”). The financial statements reflect the accounts of the Company and its consolidated subsidiaries. The Company consolidates its wholly-owned subsidiaries, partnerships and joint ventures which it controls (i) through voting rights or similar rights or (ii) by means other than voting rights if the Company is the primary beneficiary of a variable interest entity ("VIE"). Entities which the Company does not control and entities which are VIEs in which the Company is not the primary beneficiary are accounted for under appropriate GAAP.

If an investment is determined to be a VIE, the Company performs an analysis to determine if the Company is the primary beneficiary of the VIE. GAAP requires a VIE to be consolidated by its primary beneficiary. The primary beneficiary is the party that has a controlling financial interest in an entity. In order for a party to have a controlling financial interest in an entity, it must have (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of an entity that could potentially be significant to the VIE or the right to receive benefits from such entity that could potentially be significant to the VIE.

Consolidated Variable Interest Entities. The Company's consolidated VIEs were determined to be VIEs primarily because each entity's equity holders' obligation to absorb losses is protected or its equity investment at risk is not sufficient to permit the entities to finance activities without additional financial support. The Company determined that it was the primary beneficiary of these VIEs because it has a controlling financial interest in the entities.

The Company determined that a wholly-owned entity which owns an office building in Greenville, South Carolina is a VIE and is consolidated by the Company as the entity's obligation to absorb losses is protected. The tenant has an option to purchase the property on December 31, 2014 at fair market value, but not for less than $10,710 and not for greater than $11,550. If the tenant does not exercise the purchase option, the Company has the right to require the tenant to purchase the property for $10,710.

Non-Consolidated Variable Interest Entities. At December 31, 2011 and 2010, the Company held variable interests in certain non-consolidated VIEs; however, the Company was not the primary beneficiary of these VIEs as the Company does not have a controlling financial interest in the entities. The Company determined that Concord Debt Holdings LLC and related entities are VIEs. The Company's carrying value of these investments is zero and the Company has no obligation to fund future operations (see note 9). The Company has certain acquisition commitments and/ or acquisition, development and construction arrangements with VIEs. The Company is obligated to fund certain amounts as discussed in note 4.
Earnings Per Share. Basic net income (loss) per share is computed by dividing net income (loss) reduced by preferred dividends and amounts allocated to non-vested share-based payment awards, if applicable, by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share amounts are similarly computed but include the effect, when dilutive, of in-the-money common share options, OP units and put options of certain convertible securities.
Use of Estimates. Management has made a number of significant estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses to prepare these consolidated financial statements in conformity with GAAP. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions. Management adjusts such estimates when facts and circumstances dictate. The most significant estimates made include the recoverability of accounts receivable, allocation of property purchase price to tangible and intangible assets acquired and liabilities assumed, the determination of VIEs and which entities should be consolidated, the determination of impairment of long-lived assets, loans receivable and equity method investments, valuation of derivative financial instruments and the useful lives of long-lived assets. Actual results could differ materially from those estimates.
Fair Value Measurements. The Company follows the guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures ("Topic 820"), to determine the fair value of financial and non-financial instruments. Topic 820 defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. Topic 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels: Level 1 - quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities; Level 2 - observable prices that are based on inputs not quoted in active markets, but corroborated by market data; and Level 3 - unobservable inputs, which are used when little or no market data is available. The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, as well as considering counterparty credit risk.
Revenue Recognition. The Company recognizes lease revenue on a straight-line basis over the term of the lease unless another systematic and rational basis is more representative of the time pattern in which the use benefit is derived from the leased property. Renewal options in leases with rental terms that are lower than those in the primary term are excluded from the calculation of straight-line rent if the renewals are not reasonably assured. If the Company funds tenant improvements and the improvements are deemed to be owned by the Company, revenue recognition will commence when the improvements are substantially completed and possession or control of the space is turned over to the tenant. If the Company determines that the tenant allowances are lease incentives, the Company commences revenue recognition when possession or control of the space is turned over to the tenant for tenant work to begin. The lease incentive is recorded as a deferred expense and amortized as a reduction of revenue on a straight-line basis over the respective lease term. The Company recognizes lease termination fees as rental revenue in the period received and writes off unamortized lease-related intangible and other lease-related account balances, provided there are no further Company obligations under the lease. Otherwise, such fees and balances are recognized on a straight-line basis over the remaining obligation period with the termination payments being recorded as a component of rent receivable-deferred or deferred revenue on the Consolidated Balance Sheets.

Gains on sales of real estate are recognized based upon the specific timing of the sale as measured against various criteria related to the terms of the transactions and any continuing involvement associated with the properties. If the sales criteria are not met, the gain is deferred and the finance, installment or cost recovery method, as appropriate, is applied until the sales criteria are met. To the extent the Company sells a property and retains a partial ownership interest in the property, the Company recognizes gain to the extent of the third-party ownership interest.

Accounts Receivable. The Company continuously monitors collections from tenants and makes a provision for estimated losses based upon historical experience and any specific tenant collection issues that the Company has identified. As of December 31, 2011 and 2010, the Company's allowance for doubtful accounts was not significant.

Purchase Accounting and Acquisition of Real Estate. The fair value of the real estate acquired, which includes the impact of fair value adjustments for assumed mortgage debt related to property acquisitions, is allocated to the acquired tangible assets, consisting of land, building and improvements and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in-place leases and value of tenant relationships, based in each case on their fair values. Acquisition costs are expensed as incurred and are included in property operating expense in the accompanying Consolidated Statement of Operations. Also, noncontrolling interests acquired are recorded at estimated fair market value.

The fair value of the tangible assets of an acquired property (which includes land, building and improvements and fixtures and equipment) is determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land and building and improvements based on management's determination of relative fair values of these assets. Factors considered by management in performing these analyses include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions.

In allocating the fair value of the identified intangible assets and liabilities of an acquired property, above-market and below-market lease values are recorded based on the difference between the current in-place lease rent and management's estimate of current market rents. Below-market lease intangibles are recorded as part of deferred revenue and amortized into rental revenue over the non-cancelable periods and bargain renewal periods of the respective leases. Above-market leases are recorded as part of intangible assets and amortized as a direct charge against rental revenue over the non-cancelable portion of the respective leases.

The aggregate value of other acquired intangible assets, consisting of in-place leases and tenant relationship values, is measured by the excess of (1) the purchase price paid for a property over (2) the estimated fair value of the property as if vacant, determined as set forth above. This aggregate value is allocated between in-place lease values and tenant relationship values based on management's evaluation of the specific characteristics of each tenant's lease. The value of in-place leases are amortized to expense over the remaining non-cancelable periods and any bargain renewal periods of the respective leases. The value of tenant relationships are amortized to expense over the applicable lease term plus expected renewal periods.

Depreciation is determined by the straight-line method over the remaining estimated economic useful lives of the properties. The Company generally depreciates buildings and building improvements over periods ranging from 8 to 40 years, land improvements from 15 to 20 years, and fixtures and equipment from 2 to 16 years.

Impairment of Real Estate. The Company evaluates the carrying value of all tangible and intangible real estate assets held for investment for possible impairment when an event or change in circumstance has occurred that indicates its carrying value may not be recoverable. The evaluation includes estimating and reviewing anticipated future undiscounted cash flows to be derived from the asset. If such cash flows are less than the asset's carrying value, an impairment charge is recognized to the extent by which the asset's carrying value exceeds the estimated fair value, which may be below the balance of any non-recourse financing. Estimating future cash flows and fair values is highly subjective and such estimates could differ materially from actual results.

Investments in Non-Consolidated Entities. The Company accounts for its investments in 50% or less owned entities under the equity method, unless consolidation is required. If the Company's investment in the entity is insignificant and the Company has no influence over the control of the entity then the entity is accounted for under the cost method.

Impairment of Equity Method Investments. The Company assesses whether there are indicators that the value of its equity method investments may be impaired. An impairment charge is recognized only if the Company determines that a decline in the value of the investment below its carrying value is other-than-temporary. The assessment of impairment is highly subjective and involves the application of significant assumptions and judgments about the Company's intent and ability to recover its investment given the nature and operations of the underlying investment, including the level of the Company's involvement therein, among other factors. To the extent an impairment is deemed to be other-than-temporary, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment.

Loans Receivable. Loans held for investment are intended to be held to maturity and, accordingly, are carried at cost, net of unamortized loan origination costs and fees, loan purchase discounts, and net of an allowance for loan losses when such loan is deemed to be impaired. Loan origination costs and fees and loan purchase discounts are amortized over the term of the loan. The Company considers a loan impaired when, based upon current information and events, it is probable that it will be unable to collect all amounts due for both principal and interest according to the contractual terms of the loan agreement. Significant judgments are required in determining whether impairment has occurred. The Company performs an impairment analysis by comparing either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable current market price or the fair value of the underlying collateral to the net carrying value of the loan, which may result in an allowance and corresponding loan loss charge.

Acquisition, Development and Construction Arrangements. The Company evaluates loans receivable where the Company participates in residual profits through loan provisions or other contracts to ascertain whether the Company has the same risks and rewards as an owner or a joint venture partner. Where the Company concludes that such arrangements are more appropriately treated as an investment in real estate, the Company reflects such loan receivable as an equity investment in real estate under construction in the Consolidated Balance Sheets. In these cases, no interest income is recorded on the loan receivable and the Company records capitalized interest during the construction period. In arrangements where the Company engages a developer to construct a property, the Company will capitalize interest and real estate taxes during the construction period.

Properties Held For Sale. Assets and liabilities of properties that meet various held for sale criteria, including whether it is probable that a sale will occur within 12 months, are presented separately in the Consolidated Balance Sheets, with assets and liabilities being separately stated. The operating results of these properties are reflected as discontinued operations in the Consolidated Statements of Operations. Properties classified as held for sale are carried at the lower of net carrying value or estimated fair value less costs to sell. Properties that do not meet the held for sale criteria are accounted for as operating properties.

Deferred Expenses. Deferred expenses consist primarily of debt and leasing costs. Debt costs are amortized using the straight-line method, which approximates the interest method, over the terms of the debt instruments and leasing costs are amortized over the term of the related lease.

Derivative Financial Instruments. The Company accounts for its interest rate swap agreements in accordance with FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"). In accordance with Topic 815, these agreements are carried on the balance sheet at their respective fair values, as an asset if fair value is positive, or as a liability if fair value is negative. The interest rate swap is designated as a cash flow hedge whereby the effective portion of the interest rate swap's change in fair value is reported as a component of other comprehensive income (loss); the ineffective portion, if any, is recognized in earnings as an increase or decrease to interest expense.

Upon entering into hedging transactions, the Company documents the relationship between the interest rate swap agreement and the hedged item. The Company also documents its risk-management policies, including objectives and strategies, as they relate to its hedging activities. The Company assesses, both at inception of a hedge and on an on-going basis, whether or not the hedge is highly effective. The Company will discontinue hedge accounting on a prospective basis with changes in the estimated fair value reflected in earnings when (1) it is determined that the derivative is no longer effective in offsetting cash flows of a hedged item (including forecasted transactions), (2) it is no longer probable that the forecasted transaction will occur or (3) it is determined that designating the derivative as an interest rate swap is no longer appropriate. The Company may utilize interest rate swap and cap agreements to manage interest rate risk and does not anticipate entering into derivative transactions for speculative trading purposes.
Stock Compensation. The Company maintains an equity participation plan. Non-vested share grants generally vest either based upon (1) time, (2) performance and/or (3) market conditions. Options granted under the plan in 2010 vest over a five-year period and expire ten years from the date of grant. Options granted under the plan in 2008 vest upon attainment of certain market performance measures and expire ten years from the date of grant. All share-based payments to employees, including grants of employee stock options, are recognized in the Consolidated Statements of Operations based on their fair values.
Tax Status. The Company has made an election to qualify, and believes it is operating so as to qualify, as a REIT for federal income tax purposes. Accordingly, the Company generally will not be subject to federal income tax, provided that distributions to its shareholders equal at least the amount of its REIT taxable income as defined under Sections 856 through 860 of the Code.

The Company is permitted to participate in certain activities from which it was previously precluded in order to maintain its qualification as a REIT, so long as these activities are conducted in entities which elect to be treated as taxable REIT subsidiaries under the Code. As such, the Company is subject to federal and state income taxes on the income from these activities.

Income taxes, primarily related to the Company's taxable REIT subsidiaries, are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.
Cash and Cash Equivalents. The Company considers all highly liquid instruments with original maturities of three months or less from the date of purchase to be cash equivalents.
Restricted Cash. Restricted cash is comprised primarily of cash balances held in escrow with lenders.
Foreign Currency. The Company determined that the functional currency of its former foreign operation, which was sold in 2010, was the respective local currency. As such, assets and liabilities of the Company's former foreign operation was translated using the period-end exchange rates, and revenues and expenses were translated using the exchange rate as determined throughout the period. Unrealized gains or losses resulting from translation are included in accumulated other comprehensive income (loss) and as a separate component of the Company's shareholders' equity.

Environmental Matters. Under various federal, state and local environmental laws, statutes, ordinances, rules and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances at, on, in or under such property as well as certain other potential costs relating to hazardous or toxic substances. These liabilities may include government fines, penalties and damages for injuries to persons and adjacent property. Such laws often impose liability without regard to whether the owner knew of, or was responsible for, the presence or disposal of such substances. Although most of the tenants of properties in which the Company has an interest are primarily responsible for any environmental damage and claims related to the leased premises, in the event of the bankruptcy or inability of the tenant of such premises to satisfy any obligations with respect to such environmental liability, or if the tenant is not responsible, the Company's property owner subsidiary may be required to satisfy any such obligations, should they exist. In addition, the property owner subsidiary, as the owner of such a property, may be held directly liable for any such damages or claims irrespective of the provisions of any lease. As of December 31, 2011, the Company was not aware of any environmental matter relating to any of its investments that would have a material impact on the consolidated financial statements.

Segment Reporting. The Company operates generally in one industry segment, net-leased real estate assets.

Reclassifications. Certain amounts included in prior years' financial statements have been reclassified to conform to the current year presentation, including certain statement of operations captions including activities for properties sold during 2011, which are presented as discontinued operations.

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

The Company's non-vested share-based payment awards are considered participating securities and as such, the Company is required to use the two-class method for the computation of basic and diluted earnings per share. Under the two-class computation method, net losses are not allocated to participating securities unless the holder of the security has a contractual obligation to share in the losses. The non-vested share-based payment awards are not allocated losses as the awards do not have a contractual obligation to share in losses of the Company.
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for each of the years in the three-year period ended December 31, 2011:

	2011	2010	2009
BASIC AND DILUTED
Loss from continuing operations attributable to common shareholders	$(48,262)	$(35,793)	$(165,469)
Loss from discontinued operations attributable to common shareholders	(55,459)	(22,303)	(77,407)
Net loss attributable to common shareholders	$(103,721)	$(58,096)	$(242,876)
Weighted-average number of common shares outstanding	152,473,336	130,985,809	109,280,955
Loss per common share:
Loss from continuing operations	$(0.32)	$(0.27)	$(1.51)
Loss from discontinued operations	(0.36)	(0.17)	(0.71)
Net loss attributable to common shareholders	$(0.68)	$(0.44)	$(2.22)

For per common share amounts, all incremental shares are considered anti-dilutive for periods that have a loss from continuing operations attributable to common shareholders. In addition, other common share equivalents may be anti-dilutive in certain periods.

During 2011, the Company repurchased and retired an aggregate of 125,000 shares of Series C Cumulative Convertible Preferred Stock ("Series C Preferred") at a $833 discount to the historical cost basis. This discount constitutes a deemed negative dividend, offsetting other dividends, and is accretive to common shareholders. In addition, the Company repurchased and retired an aggregate of 419,126 shares of Series B Cumulative Redeemable Preferred Stock ("Series B Preferred") at a $95 premium to historical cost. This premium is treated as a deemed dividend. Accordingly, net loss was adjusted for these dividends to arrive at net loss attributable to common shareholders for 2011.

During 2009, 503,100 shares of Series C Preferred were converted into 2,955,368 common shares. The difference between the fair value of the securities transferred in excess of the fair value of the securities issuable pursuant to the original conversion terms of $6,994 constitutes a deemed dividend, even though the conversion was for equivalent fair values, and is dilutive to common shareholders. Accordingly, net loss was adjusted to arrive at net loss attributable to common shareholders for 2009.

Investments in Real Estate and Real Estate Under Construction	12 Months Ended
Dec. 31, 2011
Investments in Real Estate and Real Estate Under Construction [Abstract]
Investments in Real Estate and Real Estate Under Construction
Investments in Real Estate and Real Estate Under Construction

The Company, through property owner subsidiaries, acquired the following operating properties in separate transactions during 2011:

							Lease Intangibles
Property Type	Location	Acquisition/Consolidation Date	Initial Cost Basis	Lease Expiration	Land	Building and Improvements	Above Market Lease Value	Lease in-place Value	Tenant Relationships Value
Industrial	Byhalia, MS	May 2011	$27,492	03/2026	$1,005	$21,483	$—	$4,097	$907
Office	Rock Hill, SC	May 2011	$7,395	08/2021	$551	$4,313	$—	$1,853	$678
Office (1)	Allen, TX	May 2011	$36,304	03/2018	$5,591	$21,607	$—	$5,127	$3,979
Industrial (2)	Shelby, NC	June 2011	$23,470	05/2031	$1,421	$18,917	$—	$2,712	$420
Office	Columbus, OH	July 2011	$6,137	07/2027	$433	$2,773	$—	$2,205	$726
Industrial	Chillicothe, OH	October 2011	$12,110	06/2026	$736	$9,021	$—	$1,859	$494
Office (3)	Aurora, IL	October 2011	$15,300	09/2017	$3,063	$5,943	$1,272	$3,616	$1,406
			$128,208		$12,800	$84,057	$1,272	$21,469	$8,610

Weighted-average life of intangible assets (years)							6.0	11.8	9.7
(1)    The Company acquired the property from Net Lease Strategic Assets Fund L.P. pursuant to a purchase option.
(2)    The Company funded the construction of the property commencing in 2010.
(3)    Obtained control of joint venture investment (see note 9).

In addition, during 2011, the Company deposited $1,700 and posted a $1,600 letter of credit toward the purchase of a $17,558 to-be-built 80,000 square foot office property in Eugene, Oregon. Substantial completion of the property is expected to occur in the first quarter of 2013 although there can be no assurance that the acquisition will be consummated.

During 2010, the Company, through a property owner subsidiary, acquired an office property for $16,650. The property is located in Columbus, Ohio and is net-leased for 16 years. In addition in 2010, the Company, through a property owner subsidiary, purchased a parcel and parking lot adjacent to a property in which the Company has an interest in a sale/leaseback transaction with an existing tenant, Nevada Power Company, for $3,275. One of the Company's property owner subsidiaries financed the purchase of the parking lot with a $2,450 non-recourse mortgage note that matures in September 2014 and bears interest at 7.5%. In connection with the transaction, the Nevada Power Company's lease on the existing property was extended from January 2014 to January 2029.
The Company recognized aggregate acquisition expenses of $432 and $164 in 2011 and 2010, respectively, which are included in property operating expenses within the Company's Consolidated Statements of Operations. As of December 31, 2011 and 2010, the components of intangible assets, are as follows:

	2011	2010
In-place lease values	$327,589	$335,152
Tenant relationship values	152,390	156,495
Above-market leases	66,939	85,987
	$546,918	$577,634

The estimated amortization of the above intangibles for the next five years is $37,925 in 2012, $27,862 in 2013, $22,406 in 2014, $16,819 in 2015 and $14,468 in 2016.

Below-market leases, net of accretion, which are included in deferred revenue, are $78,806 and $94,677, respectively as of December 31, 2011 and 2010. The estimated accretion for the next five years is $7,134 in 2012, $6,696 in 2013, $5,734 in 2014, $4,671 in 2015 and $3,693 in 2016.

During 2011, the Company, through lender subsidiaries and property owner subsidiaries, entered into three acquisition, development and construction arrangements whereby the lender subsidiaries agreed to lend funds to construct build-to-suit properties and the property owner subsidiaries agreed to purchase the properties upon completion of construction and commencement of a tenant lease. When the Company anticipates that it will indirectly participate in residual profits through the loan provisions and other contracts, the Company records the loan as an investment in real estate under construction. In addition, the Company hired developers to construct two office buildings and formed a joint venture with a developer to construct an industrial facility, which will be leased to single-tenants upon completion. As of December 31, 2011, the Company had the following development arrangements outstanding:

Location	Property Type	Square Feet	Expected Maximum Commitment/Contribution	Estimated Purchase Price/Completion Cost	Lease Term (Years)	Estimated Completion Date
Saint Joseph, MO(1)	Office	99,000	$17,991	$17,991	15	2Q 12
Huntington, WV(1)(3)	Office	70,000	$11,826	$12,600	15	1Q 12
Shreveport, LA(1)	Industrial	257,000	$2,520	$13,064	10	2Q 12
Florence, SC	Office	32,000	$5,128	$5,128	12	1Q 12
Long Island City, NY(2)	Industrial	143,000	$46,728	$55,524	15	1Q 13
Jessup, PA	Office	150,000	$20,780	$20,780	15	2Q 12
		751,000	$104,973	$125,087
(1) Acquisition, development and construction arrangement.
(2) Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.
(3) Property acquired in January 2012.

The Company has variable interests in certain developer entities constructing the facilities but is not the primary beneficiary of the entities as the Company does not have a controlling financial interest. As of December 31, 2011, the Company's aggregate investment in development arrangements is $32,829, which includes $619 of interest capitalized during 2011, and is presented as investments in real estate under construction in the accompanying Consolidated Balance Sheets.

Sales of Real Estate and Discontinued Operations	12 Months Ended
Dec. 31, 2011
Real Estate and Discontinued Operations [Abstract]
Sales of Real Estate and Discontinued Operations
Sales of Real Estate and Discontinued Operations

The Company sold its interests in 17 properties in 2011, 13 properties in 2010 and 18 properties in 2009, three of which were transferred to lenders or disposed of through bankruptcy. For the years ended December 31, 2011, 2010 and 2009, these sales generated aggregate net proceeds of $124,039, $80,224 and $108,475, respectively, which resulted in gains on sales of $6,557, $14,613 and $9,134, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company recognized net debt satisfaction gains (charges) relating to these properties of $(606), $2,924 and $11,471, respectively. These gains (charges) are included in discontinued operations.

At December 31, 2011, the Company had no properties classified as held for sale and two properties classified as held for sale at December 31, 2010. The Company has retrospectively adjusted the 2011, 2010 and 2009 Consolidated Statements of Operations to reflect as discontinued operations all properties sold through June 30, 2012.

The following presents the operating results for the properties sold and held for sale during the years ended December 31, 2011, 2010 and 2009 along with properties sold through June 30, 2012:

	Year Ending December 31,
	2011	2010	2009
Total gross revenues	$18,320	$42,541	$66,797
Pre-tax net loss, including gains on sales	$(66,561)	$(30,547)	$(79,655)

In 2009, the Company, through a property owner subsidiary, received gross proceeds of $4,750 in a sale-leaseback transaction of land in Palm Beach Gardens, Florida. The Company is leasing back the land for 30 years and has an option to purchase the land in June 2014 and June 2015. The Company has not recognized a gain on the transaction as the Company is considered to have continued involvement in the property due to the purchase option.

During 2009, the Company conveyed its interest in three properties to lenders in full satisfaction of the related aggregate $38,022 non-recourse mortgage notes payable.

Impairment of Real Estate	12 Months Ended
Dec. 31, 2011
Impairment of Real Estate [Abstract]
Impairment of Real Estate
Impairment of Real Estate Investments

The Company assesses on a regular basis whether there are any indicators that the carrying value of real estate assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset's carrying value is in excess of its estimated fair value.

During 2011 and 2010, the Company recognized aggregate impairment charges of $41,301 and $2,955, respectively, on real estate assets classified in continuing operations. The Company has explored the possible disposition of some non-core properties, including retail, underperforming and multi-tenant properties and determined that the expected undiscounted cash flows based upon revised estimated holding periods of certain of these properties were below the current carrying values. Accordingly, the Company reduced the carrying value of these properties to their estimated fair values. Two of these properties have outstanding non-recourse mortgage debt, net of lender escrows, of $20,653. The properties were written down to the estimated aggregate fair value of $14,655, which is $5,998 less than the corresponding non-recourse mortgages encumbering the properties.

During 2011, 2010 and 2009, the Company recognized $76,142, $50,061 and $99,590, respectively, of impairment charges in discontinued operations, relating to real estate assets that were ultimately disposed of below their carrying value.

During 2010, the Company recognized an other-than-temporary impairment of $168 on a bond investment secured by real estate assets. The Company sold investments in debt securities in 2009 for $9,451 and realized a loss $491.

Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Loans Receivable

As of December 31, 2011 and 2010, the Company's loans receivable, including accrued interest and net of origination fees and loan losses, are comprised primarily of first and second mortgage loans and mezzanine loans on real estate aggregating $66,619 and $88,937, respectively. The loans bear interest, including imputed interest, at rates ranging from 4.6% to 16.0% and mature at various dates between 2012 and 2022.
In the second quarter of 2011, the Company, through a lender subsidiary, made a $10,000 mezzanine loan secured by a 100% pledge of all equity interests in the entities which own two, to-be-constructed distribution facilities. The loan was scheduled to mature in June 2013 and had an interest rate of 15.0% for the first year and 18.5% for the second year. The loan, along with all accrued interest and yield maintenance premium, was fully satisfied in November 2011.
During the first quarter of 2011, the Company, through a lender subsidiary, loaned $3,003 to the buyer in connection with the sale for $3,650 of a vacant industrial property. The loan is secured by the property, bears interest at 7.8% and matures in January 2013.
During 2011 and 2010, the Company, through a lender subsidiary, made a mortgage loan to an entity which owns an office building in Schaumburg, Illinois, which had an outstanding balance of $21,515 at December 31, 2011 and bore interest at 15%. This mortgage loan had a maturity date of January 15, 2012 but could have been extended one additional year by the borrower for a 50 basis point fee. The property is net-leased from January 1, 2011 through December 31, 2022 for an average annual rent of $3,968. The lender subsidiary may be obligated to lend an additional $12,199 for tenant improvement costs. Subsequent to December 31, 2011, the borrower defaulted on the loan. The Company believes the office building has an estimated fair value in excess of the Company's investment and the Company has initiated foreclosure proceedings.
During 2010, the Company, through a lender subsidiary, made a $17,000 loan to entities which, collectively, owned five medical facilities. The loan (i) was guaranteed by a parent entity and principal, (ii) was principally secured by either ownership pledges for, second mortgage liens or mortgage liens against the medical facilities, (iii) matured in December 2011 and (iv) requires payments of interest only at a rate of 14.0% through February 2011 and 16.0% thereafter. The lender subsidiary received aggregate prepayments of $7,500 in December 2010 and February 2011, and the remaining $9,500 in December 2011.

The Company has two types of financing receivables: loans receivable and a capitalized financing lease. The Company determined that its financing receivables operate within one portfolio segment as they are both within the same industry and use the same impairment methodology. The Company's loans receivable are secured by commercial real estate assets and the capitalized financing lease is for a commercial office property located in Greenville, South Carolina. In addition, the Company assesses all financing receivables for impairment, when warranted, based on an individual analysis of each receivable.

The Company's financing receivables operate within one class of financing receivables as these assets are collateralized by commercial real estate and similar metrics are used to monitor the risk and performance of these assets. The Company's management uses credit quality indicators to monitor financing receivables such as quality of collateral, the underlying tenant's credit rating and collection experience. As of December 31, 2011, the financing receivables were performing as anticipated and there were no significant delinquent amounts outstanding.

During 2010, the Company recorded a loan loss of $3,756 on a loan receivable secured by the property in Wilsonville, Oregon. In October 2010, the Company entered into a loan modification agreement with the borrower. In accordance with the terms of the modification agreement, in addition to other provisions, monthly payments were adjusted to interest only through maturity, the maturity was accelerated from July 2015 to December 2012 and the Company agreed to a discounted payoff prior to maturity. During 2011, the borrower defaulted on the loan and the Company completed a deed-in-lieu of foreclosure; accordingly the property is now included in real estate in the accompanying Consolidated Balance Sheet as of December 31, 2011.

During 2009, the Company agreed to the discounted payoff of two loans receivable with an aggregate carrying value of $4,950. The Company wrote the loans receivable down to the aggregate agreed-upon discounted payoff amount of $3,865, which approximated fair value and recognized a loan loss reserve of $1,085 during 2009.

Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value Measurements

The following tables present the Company's assets and liabilities from continuing operations measured at fair value on a recurring basis as of December 31, 2011 and 2010 and non-recurring basis during the year ended December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements Using
Description	2011	(Level 1)	(Level 2)	(Level 3)
Interest rate swap liability	$(3,236)	$—	$(3,236)	$—
Impaired real estate assets*	$133,220	$—	$—	$133,220
*Represents a non-recurring fair value measurement.

		Fair Value Measurements Using
Description	2010	(Level 1)	(Level 2)	(Level 3)
Forward purchase equity asset	$27,574	$—	$27,574	$—
Interest rate swap liability	$(5,280)	$—	$(5,280)	$—
Impaired real estate assets*	$235	$—	$—	$235
Impaired loan receivable*	$6,860	$—	$—	$6,860
*Represents a non-recurring fair value measurement.

The table below sets forth the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2011 and 2010:

	As of December 31, 2011		As of December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Loans Receivable	$66,619	$54,179	$88,937	$75,868

Liabilities
Debt	$1,662,375	$1,533,205	$1,774,985	$1,614,626

The Company has determined that the forward purchase equity asset should fall within Level 2 of the fair value hierarchy as its value is based not only on the value of the Company's common share price but also on other observable inputs.

The majority of the inputs used to value the Company's interest rate swap liability fall within Level 2 of the fair value hierarchy, such as observable market interest rate curves; however, the credit valuation associated with the interest rate swap liability utilizes Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by the Company and its counterparties. As of December 31, 2011 and December 31, 2010, the Company determined that the credit valuation adjustment relative to the overall interest rate swap liability is not significant. As a result, the entire interest rate swap liability has been classified in Level 2 of the fair value hierarchy.

The Company estimates the fair value of its real estate assets by using income and market valuation techniques. The Company may estimate fair values using market information such as broker opinions of value, recent sales data for similar assets or discounted cash flow models, which primarily rely on Level 3 inputs. The cash flow models include estimated cash inflows and outflows over a specified holding period. These cash flows may include contractual rental revenues, projected future rental revenues and expenses and forecasted tenant improvements and lease commissions based upon market conditions determined through discussion with local real estate professionals, experience the Company has with its other owned properties in such markets and expectations for growth. Capitalization rates and discount rates utilized in these models are estimated by management based upon rates that management believes to be within a reasonable range of current market rates for the respective properties based upon an analysis of factors such as property and tenant quality, geographical location and local supply and demand observations. To the extent the Company under estimates forecasted cash outflows (tenant improvements, lease commissions and operating costs) or over estimates forecasted cash inflows (rental revenue rates), the estimated fair value of its real estate assets could be overstated.

The Company estimates the fair values of its loans receivable by using an estimated discounted cash flow analysis consisting of scheduled cash flows and discount rate estimates to approximate those that a willing buyer and seller might use and/or the estimated value of the underlying collateral. The fair value of the Company's debt is estimated by using a discounted cash flow analysis, based upon estimates of market interest rates.

Fair values cannot be determined with precision, may not be substantiated by comparison to quoted prices in active markets and may not be realized upon sale. Additionally, there are inherent uncertainties in any fair value measurement technique, and changes in the underlying assumptions used, including discount rates, liquidity risks and estimates of future cash flows, could significantly affect the fair value measurement amounts.

Cash Equivalents, Restricted Cash, Accounts Receivable and Accounts Payable. The Company estimates that the fair value of cash equivalents, restricted cash, accounts receivable and accounts payable approximates carrying value due to the relatively short maturity of the instruments.

Investment in and Advances to Non-Consolidated Entities	12 Months Ended
Dec. 31, 2011
Investment in and Advances to Non Consolidated Entities [Abstract]
Equity Method Investments Disclosure [Text Block]
Investment in and Advances to Non-Consolidated Entities
Pemlex LLC. In April 2011, the Company made a $14,180 noncontrolling, preferred equity investment in a joint venture, Pemlex LLC, formed to acquire a 210,000 square foot office property in Aurora, Illinois. The property was purchased by a consolidated subsidiary of the joint venture for a gross purchase price of $15,900. The property is net-leased to a single tenant through September 2017. The Company is entitled to a 15.0% internal rate of return, including a 9.6% current annual preferred return, on its investment, subject to available cash proceeds.

At acquisition, the Company determined that Pemlex LLC was not a VIE. The Company recorded its investment under the equity method of accounting as it was not the controlling managing member of the entity. During 2011, the Company recognized $1,344 equity in income from non-consolidated entities relating to its share of income from Pemlex LLC based upon the hypothetical liquidation of book value method. The Company commenced consolidation of Pemlex LLC in October 2011, as the Company became the managing member of Pemlex LLC.

Net Lease Strategic Assets Fund L.P. (“NLS”). NLS is a co-investment program with a subsidiary of Inland American Real Estate Trust, Inc. (“Inland”). NLS was established to acquire single-tenant net-lease specialty real estate in the United States. Inland and the Company own 85% and 15%, respectively, of NLS's common equity, and the Company owns 100% of NLS's preferred equity.

Inland and the Company are currently entitled to a return on/of their respective capital contributions from operations in the following priority: (1) Inland, 9% on its common equity ($220,590 in common equity), (2) the Company, 10.5% on its unpaid preferred equity allocated to properties that were previously sold or refinanced ($115,579 in unpaid preferred equity) and 6.5% on its remaining preferred equity ($46,786 in remaining preferred equity), (3) the Company, 9% on its common equity ($38,928 in common equity), (4) return of the Company preferred equity ($162,365 in preferred equity), (5) return of Inland common equity ($220,590 in common equity), (6) return of the Company common equity ($38,928 in common equity) and (7) any remaining cash flow is allocated 65% to Inland and 35% to the Company as long as the Company is the general partner; and if not, allocations are 85% to Inland and 15% to the Company.

In addition, the partners in NLS are currently entitled to a return on/of each of their respective capital contributions from capital events as follows: (1) return of the Company's unpaid preferred equity allocated to properties that were previously sold or refinanced, (2) Inland to the extent of any unpaid 9% return on its common equity, (3) the Company, to the extent of any unpaid 10.5% and 6.5% return on its remaining preferred equity, as applicable, (4) return of the Company's preferred equity allocation with respect to the asset(s) involved in the capital event, (5) the Company, to the extent of any unpaid 9% return on its common equity, (6) return of Inland common equity, (7) return of the Company's remaining preferred equity, (8) return of the Company's common equity and (9) any remaining amount is allocated 65% to Inland and 35% to the Company as long as the Company is the general partner; and if not, allocations are 85% to Inland and 15% to the Company.

LRA has entered into a management agreement with NLS, whereby LRA will receive (1) a management fee of 0.375% of the equity capital, (2) a property management fee of up to 3.0% of actual gross revenues from certain assets for which the landlord is obligated to provide property management services (contingent upon the recoverability of such fees from the tenant under the applicable lease) and (3) an acquisition fee of 0.5% of the gross purchase price of each acquired asset by NLS.

During 2011, 2010 and 2009, the Company recognized $21,572, $19,468 and $12,364, respectively, of equity in income relating to NLS based upon the hypothetical liquidation of book value method. The initial difference between the assets contributed to NLS and the fair value of the Company's initial equity investment in NLS is $94,723 and is accreted into income over the estimated useful lives of NLS's assets. During 2011, 2010 and 2009, the Company recorded earnings of $3,599, $3,636 and $3,636, respectively, related to this difference, which is included in equity in earnings of non-consolidated entities on the accompanying Consolidated Statements of Operations.
The NLS partnership agreement provides that (1) either limited partner can exercise the buy/sell right or the right of first offer after February 20, 2012 and (2) upon one limited partner's exercise of either right, the responding partner may not again trigger the buy/sell right or the right of first offer until the termination of all procedures and timeframes pursuant to the exercising partner's chosen right.
On February 20, 2012 and February 21, 2012, the Company delivered notices to Inland exercising the buy/sell right and specifying a price of $213,014, at which the Company would purchase the assets of NLS, pursuant to a purchase and sale agreement included with the notice providing for a sale of Inland's interest in NLS to the Company. The specified price would be distributed in accordance with the capital events distribution priority set forth in the paragraph describing distributions upon capital events above. Inland must elect to either sell its interest in NLS to the Company or buy the Company's interest in NLS.
On February 21, 2012, Inland delivered a notice to the Company exercising the right of first offer, which offered to sell 41 of the 43 properties in which NLS has an interest for a price of $548,706, including the assumption of any related debt, with closing to occur prior to August 21, 2012 and on other specified terms. If the Company does not elect to purchase the offered properties, Inland has six months from the exercise notice to sell the properties to a bona fide third party. Upon the sale, the specified price would be distributed in accordance with the capital events distribution priority set forth in the paragraph describing distributions upon capital events above.
Under both the buy/sell right and the right of first offer, the responding partner has 45 days to respond.
On May 5, 2011, the Company made a $6,875 non-recourse mezzanine loan to NLS that bore interest at 15% per annum, matured in March 2018 and was secured by NLS's interest in Lexington Allen Manager LLC and Lexington Allen L.P. (the entities that own the Allen, Texas property). On May 31, 2011, the Company exercised a related purchase option and acquired the Allen, Texas property through the assumption of the $30,582 first mortgage and $6,875 mezzanine loan secured by the property. The $30,582 first mortgage was subsequently satisfied.
In May 2011, the Company loaned, at a 7.4% interest rate, a NLS entity $13,202 to satisfy a non-recourse mortgage balloon payment. The Company loaned a NLS entity $7,614 during 2010 to satisfy a non-recourse mortgage balloon payment. The loan bore interest at 6.9%. Both of these loans were repaid in full in July 2011.

Concord Debt Holdings LLC (“Concord”), Lex-Win Concord LLC (“Lex-Win Concord”), CDH CDO LLC and LW Sofi LLC. On December 31, 2006 in connection with the Company's merger with Newkirk Realty Trust, Inc. (“Newkirk”), the Company acquired a 50% interest in a co-investment program, Concord, which owns bonds and loans secured, directly and indirectly, by real estate assets. The other 50% interest in Concord was held by WRT Realty L.P. (“Winthrop”). The Company and Winthrop each contributed its interest in Concord to Lex-Win Concord. During 2008, a wholly-owned subsidiary of Inland America Real Estate Trust (“Inland Concord”) was admitted to Concord as a preferred member. During 2009, the Company reduced its investment in Lex-Win Concord to zero through impairment charges.

During 2010, Concord was restructured upon the effectiveness of a settlement agreement with Inland Concord. As a result of the restructuring (i) Lex-Win Concord was dissolved, (ii) Concord is now owned equally by subsidiaries of the Company, Winthrop and Inland Concord and (iii) a new entity, CDH CDO LLC (“CDH CDO”), was created. The new entity purchased Concord Real Estate CDO 2006-1 LTD from Concord with funds contributed by Inland Concord. CDH CDO is also owned equally by subsidiaries of the Company, Winthrop and Inland Concord. The Company made no additional contributions and did not recognize any income or loss as a result of the restructuring. The Company's investment in these ventures was initially valued at zero and the Company recognizes future income on the cash basis. During 2011, the Company received distributions of $258 from Lex-Win Concord, $3,596 from Concord and $100 from CDH CDO, which were recorded as equity in earnings of non-consolidated entities.

In June 2011, the Company formed an equally owned joint venture with Winthrop, LW Sofi LLC, to acquire the economic interest in a mezzanine loan owned by Concord. The Company recorded the $5,760 contribution to the joint venture in investments in and advances to non-consolidated entities. In November 2011, the Company received $7,937 upon full satisfaction of the mezzanine loan and dissolution of the joint venture.

The Company determined that Concord, CDH CDO and LW Sofi LLC are VIEs as the equity at risk is not sufficient to finance the entity's activities; however, the Company is not the primary beneficiary as it does not have a controlling financial interest in these entities.

Other. During the first quarter of 2011, the Company recognized an other-than-temporary impairment charge on a non-consolidated joint venture acquired in the merger with Newkirk due to a change in the Company's estimate of net proceeds to be received upon liquidation of the joint venture. Accordingly, the Company recognized a $1,559 impairment charge in equity in earnings of non-consolidated entities and reduced the carrying value of the investment to $719.

During 2009, the Company recognized a gain of $2,000 on the sale of an office building in Columbia, South Carolina, in which the Company held a 40% limited partnership interest. The Company's share of net proceeds from the sale was $12,513. In addition, the Company sold its interest in a hotel joint venture for $60 and incurred an impairment charge of $6,480 during 2009. The Company's remaining equity method investments consist of interests in five partnerships with ownership percentages ranging between 27% and 35%, which own primarily net-leased properties. All profits, losses and cash flows are distributed in accordance with the respective partnership agreements. The partnerships are encumbered by $21,563 in mortgage debt (the Company's proportionate share is $6,468 with interest rates ranging from 9.4% to 11.5% with a weighted-average rate of 9.9% and maturity dates ranging from 2012 to 2016.

LRA earns advisory fees from certain of these non-consolidated entities, including NLS, for services related to acquisitions, asset management and debt placement. Advisory fees earned from these non-consolidated investments were $804, $967 and $1,140 for the years ended December 31, 2011, 2010 and 2009, respectively.

Mortgages and Notes Payable	12 Months Ended
Dec. 31, 2011
Mortgages and Notes Payable [Abstract]
Long-term Debt [Text Block]
Mortgages and Notes Payable
The Company had outstanding mortgages and notes payable of $1,366,004 and $1,481,216 as of December 31, 2011 and 2010, respectively, excluding discontinued operations. Interest rates, including imputed rates on mortgages and notes payable, ranged from 3.6% to 7.8% at December 31, 2011 and the mortgages and notes payable mature between 2012 and 2021. Interest rates, including imputed rates, ranged from 3.6% to 7.8% at December 31, 2010. The weighted-average interest rate at December 31, 2011 and 2010 was approximately 5.7% and 5.8%, respectively.

On January 28, 2011, the Company refinanced its secured revolving credit facility with a $300,000 secured revolving credit facility with KeyBank N.A. (“KeyBank”), as agent. The $300,000 secured revolving credit facility bore interest at 2.50% plus LIBOR if the Company's leverage ratio, as defined, was less than 50%, 2.85% plus LIBOR if the Company's leverage ratio was between 50% and 60%, and 3.10% plus LIBOR if the Company's leverage ratio exceeded 60%. The new secured revolving credit facility matured in January 2014 but could be extended to January 2015, at the Company's option subject to the satisfaction of certain conditions. The secured revolving credit facility was secured by ownership interest pledges and guarantees by certain of the Company's subsidiaries that in the aggregate own interests in a borrowing base of properties. With the consent of the lenders, the Company could increase the size of the secured revolving credit facility by $225,000 (for a total facility size of $525,000). The borrowing availability of the secured revolving credit facility was based upon the net operating income of the properties comprising the borrowing base as defined in the secured revolving credit facility. As of December 31, 2011, no amounts were outstanding under the secured revolving credit facility and the available borrowing under the secured revolving credit facility was $300,000 less outstanding letters of credit of $5,682. In connection with the refinancing, the Company incurred aggregate financing costs of $3,941 as of December 31, 2011. The secured revolving credit facility was subject to financial covenants which the Company was in compliance with at December 31, 2011. The secured revolving credit facility was refinanced in January 2012 (see note 22).

The Company had $25,000 and $35,551 secured term loans with KeyBank. The loans were interest only at LIBOR plus 60 basis points and matured in 2013. These secured term loans contained financial covenants which the Company was in compliance with as of December 31, 2011. Pursuant to the secured term loan agreements, the Company simultaneously entered into an interest-rate swap agreement with KeyBank to swap the LIBOR rate on the loans for a fixed rate of 4.92% through March 18, 2013, and the Company assumed a liability for the fair value of the swap at inception of approximately $5,696 ($3,236 and $5,280 at 2011 and 2010, respectively). The fair value of the swap at inception was accounted for as a discount on the debt and was being amortized as additional interest expense over the term of the loans. The remaining unamortized discount was $1,196 and $2,183 at December 31, 2011 and 2010, respectively. The Company satisfied the secured term loans and interest-rate swap in January 2012 (see note 22).

Included in the Consolidated Statements of Operations, the Company recognized debt satisfaction gains (charges), net, excluding discontinued operations, of $45, $972 and $(332) for the years ended December 31, 2011, 2010 and 2009, respectively, due to the satisfaction of mortgages and notes payable other than those disclosed elsewhere in these financial statements.

Mortgages payable and secured loans are generally collateralized by real estate and the related leases. Certain mortgages payable have yield maintenance or defeasance requirements relating to any prepayments. In addition, certain mortgages are cross-collateralized and cross-defaulted.

Scheduled principal and balloon payments for mortgages and notes payable for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$176,350
2013	320,873
2014	252,699
2015	283,767
2016	131,406
Thereafter	202,105
1,367,200
Debt discount	(1,196)
$1,366,004

Convertible Notes, Exchangeble Notes and Trust Preferred Securities	12 Months Ended
Dec. 31, 2011
Convertible Notes, Exchangeable Notes and Trust Preferred Securities [Abstract]
Convertible Notes, Exchangeable Notes, and Trust Preferred Securities [Text Block]
Convertible Notes, Exchangeable Notes and Trust Preferred Securities
During 2010, the Company issued $115,000 aggregate principal amount of 6.00% Convertible Guaranteed Notes. The notes pay interest semi-annually in arrears and mature in January 2030. The holders of the notes may require the Company to repurchase their notes in January 2017, January 2020 and January 2025 for cash equal to 100% of the notes to be repurchased, plus any accrued and unpaid interest. The Company may not redeem any notes prior to January 2017, except to preserve its REIT status. As of the date of filing this Annual Report, the notes have a conversion rate of 142.6917 common shares per one thousand principal amount of the notes, representing a conversion price of approximately $7.01 per common share. The conversion rate is subject to adjustment under certain circumstances, including increases in the Company's dividend rate above a certain threshold and the issuance of stock dividends. The notes are convertible by the holders under certain circumstances for cash, common shares or a combination of cash and common shares at the Company's election. The notes are convertible prior to the close of business on the second business day immediately preceding the stated maturity date, at any time beginning in January 2029 and also upon the occurrence of specified events.
During 2007, the Company issued an aggregate $450,000 of 5.45% Exchangeable Guaranteed Notes due in 2027. These notes could be put to the Company commencing in 2012 and every five years thereafter through maturity. The notes were exchangeable by the holders into common shares at $19.49 per share, subject to adjustment upon certain events, including increases in the Company's rate of dividends above a certain threshold and the issuance of stock dividends. Upon exchange, the holders of the notes would receive (1) cash equal to the principal amount of the note and (2) to the extent the conversion value exceeded the principal amount of the note, either cash or common shares at the Company's option. During 2010 and 2009, the Company repurchased and retired $25,500 and $123,350, respectively, original principal amount of the notes for cash payments of $25,493 and $101,006, respectively. This resulted in debt satisfaction gains (charges), net of ($760) and $17,355, respectively, including write-offs of $768 and $4,989, respectively, of the debt discount and deferred financing costs (see note 22).
Below is a summary of additional disclosures related to the 6.00% Convertible Guaranteed Notes and the 5.45% Exchangeable Guaranteed Notes.

	6.00% Convertible Guaranteed Notes		5.45% Exchangeable Guaranteed Notes
Balance Sheets:	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Principal amount of debt component	$115,000	$115,000	$62,150	$62,150
Unamortized discount	(9,851)	(11,789)	(48)	(712)
Carrying amount of debt component	$105,149	$103,211	$62,102	$61,438
Carrying amount of equity component	$13,134	$13,134	$20,293	$20,293
Effective interest rate	8.1%	7.5%	7.0%	7.0%
Period through which discount is being amortized, put date	01/2017	01/2017	01/2012	01/2012
Aggregate if-converted value in excess of aggregate principal amount	$7,907	$14,036	$—	$—

Statements of Operations:	2011	2010	2009
6.00% Convertible Guaranteed Notes
Coupon interest	$6,900	$6,408	$—
Discount amortization	1,938	1,776	—
	$8,838	$8,184	$—
5.45% Exchangeable Guaranteed Notes
Coupon interest	$3,387	$3,504	$7,554
Discount amortization	664	689	1,479
	$4,051	$4,193	$9,033

During 2007, the Company issued $200,000 original principal amount of Trust Preferred Securities. The Trust Preferred Securities, which are classified as debt, are due in 2037, are redeemable by the Company commencing April 2012 and bear interest at a fixed rate of 6.804% through April 2017 and thereafter, at a variable rate of three month LIBOR plus 170 basis points through maturity. As of December 31, 2011 and 2010, there was $129,120 original principal amount of Trust Preferred Securities outstanding.

Scheduled principal payments for these debt instruments for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012(1)	$62,150
2013	—
2014	—
2015	—
2016	—
Thereafter	244,120
306,270
Debt discounts	(9,899)
$296,371

(1)	Although the 5.45% Exchangeable Guaranteed Notes matured in 2027, the notes were put to the Company in 2012.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives. The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the type, amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company's derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts and its known or expected cash payments principally related to the Company's investments and borrowings.

Cash Flow Hedges of Interest Rate Risk. The Company's objectives in using interest rate derivatives are to add stability to interest expense, to manage its exposure to interest rate movements and therefore manage its cash outflows as it relates to the underlying debt instruments. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy relating to certain of its variable rate debt instruments. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

The Company designated the interest-rate swap agreement with KeyBank as a cash flow hedge of the risk of variability attributable to changes in the LIBOR swap rate on $35,551 and $25,000 of LIBOR-indexed variable-rate secured term loans. Accordingly, changes in the fair value of the swap are recorded in other comprehensive income (loss) and reclassified to earnings as interest becomes receivable or payable. Because the fair value of the swap at inception of the hedge was not zero, the Company cannot assume that there will be no ineffectiveness in the hedging relationship. However, the Company expects the hedging relationship to be highly effective and will measure and report any ineffectiveness in earnings.

Amounts reported in accumulated other comprehensive income (loss) related to derivatives will be reclassified to interest expense as interest payments are made on these secured term loans. During the next 12 months, the Company estimates that an additional $1,695 will be reclassified as an increase to interest expense if the swap remains outstanding.

As of December 31, 2011, the Company had the following outstanding interest rate derivative that was designated as a cash flow hedge of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Swap	1	$60,551

Derivatives Not Designated as Hedges. The Company does not use derivatives for trading or speculative purposes. During 2008, the Company entered into a forward purchase equity commitment with a financial institution to finance the purchase of 3,500,000 common shares of the Company at $5.60 per share as specifically approved by the Company's Board of Trustees. The Company prepaid $15,576. The remainder was to be paid through (i) physical settlement or (ii) net cash settlement, net share settlement or a combination of both, at the Company's option. The Company agreed to make floating payments during the term of the forward purchase at LIBOR plus 250 basis points per annum, and the Company retained the cash dividends paid on the common shares; however, the counterparty retained any stock dividends as additional collateral. The Company's third-party consultant determined the fair value of the equity commitment to be $27,574 at December 31, 2010, and the Company recognized earnings during 2011, 2010 and 2009 of $2,030, $8,906 and $7,182, respectively, primarily relating to the increase in the fair value of the common shares held as collateral. The Company settled this commitment in October 2011 through a cash payment of $4,024 and retired 3,974,645 common shares.

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 and 2010.

	As of December 31, 2011		As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Swap Liability	Accounts Payable and Other Liabilities	$(3,236)	Accounts Payable and Other Liabilities	$(5,280)

Derivatives not designated as hedging instruments:
Forward Purchase Equity Commitment			Other Assets	$27,574

The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations for 2011 and 2010:

Derivatives in Cash Flow	Amount of Loss Recognized in OCI on Derivative (Effective Portion) December 31,		Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion) December 31,
Hedging Relationships	2011	2010		2011	2010
Interest Rate Swap	$(835)	$(2,914)	Interest expense	$2,879	$2,875

Derivatives Not Designated as	Location of Gain Recognized in	Amount of Gain Recognized in Income on Derivative December 31,
Hedging Instruments	Income on Derivative	2011	2010
Forward Purchase Equity Commitment	Change in value of forward equity commitment	$2,030	$8,906

The Company's agreement with the swap derivative counterparty contains a provision whereby if the Company defaults on the underlying indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default of the swap derivative obligation. As of December 31, 2011, the Company had not posted any collateral related to the agreement. If the Company had breached any of these provisions at December 31, 2011, it would have been required to settle its obligations under the agreement at the termination value of $3,400, which includes accrued interest.

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
Leases
Lessor:
Minimum future rental receipts under the non-cancelable portion of tenant leases, assuming no new or re-negotiated leases, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$285,462
2013	267,912
2014	234,097
2015	196,446
2016	167,297
Thereafter	752,745
$1,903,959

The above minimum lease payments do not include reimbursements to be received from tenants for certain operating expenses and real estate taxes and do not include early termination payments provided for in certain leases.
Certain leases allow for the tenant to terminate the lease if the property is deemed obsolete, as defined, and upon payment of a termination fee to the landlord, as stipulated in the lease. In addition, certain leases provide the tenant with the right to purchase the leased property at fair market value or a stipulated price.
Lessee:
The Company holds, through property owner subsidiaries, leasehold interests in various properties. Generally, the ground rents on these properties are either paid directly by the tenants to the fee holder or reimbursed to the Company as additional rent. Certain properties are economically owned through the holding of industrial revenue bonds and as such neither ground lease payments nor bond debt service payments are made or received, respectively. For certain of these properties, the Company has an option to purchase the fee interest.

Minimum future rental payments under non-cancelable leasehold interests, excluding leases held through industrial revenue bonds and lease payments in the future that are based upon fair market value, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$2,624
2013	2,426
2014	1,985
2015	1,793
2016	1,465
Thereafter	13,121
$23,414

Rent expense for the leasehold interests, including discontinued operations, was $776, $955 and $1,039 in 2011, 2010 and 2009, respectively.

The Company leases its corporate headquarters. The lease expires December 2015, with rent fixed at $1,299 per annum through December 2011, $865 in 2012 and $1,153 per annum, thereafter. The Company is also responsible for its proportionate share of operating expenses and real estate taxes above a base year. As an incentive to enter the lease, the Company received a payment of $845 which it is amortizing as a reduction of rent expense. In addition, the Company leases office space for its regional offices. The minimum lease payments for the Company's regional offices are $84 for 2012, $83 for 2013, $45 for 2014, $36 for 2015 and 2016 and $9 thereafter. Rent expense for 2011, 2010 and 2009 was $1,392, $1,332 and $1,299, respectively, and is included in general and administrative expenses.

Concentration of Risk	12 Months Ended
Dec. 31, 2011
Concentration of Risk [Abstract]
Concentration Risk
Concentration of Risk

The Company seeks to reduce its operating and leasing risks through the geographic diversification of its properties, tenant industry diversification, avoidance of dependency on a single asset and the creditworthiness of its tenants. For the years ended December 31, 2011, 2010 and 2009, no single tenant represented greater than 10% of rental revenues.

Cash and cash equivalent balances at certain institutions may exceed insurable amounts. The Company believes it mitigates this risk by investing in or through major financial institutions.

Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Equity
Equity

Shareholders' Equity:

During 2011, 2010 and 2009, the Company issued 11,109,760, 23,712,980 and 4,338,915 common shares, respectively, through public offerings and under its direct share purchase plan, raising proceeds of approximately $98,953, $166,427 and $20,947 respectively. The proceeds were used for general working capital, to fund investments and retire indebtedness.

During the first quarter of 2010, the Company recorded $13,134 in additional paid-in-capital, representing the conversion feature of the 6.00% Convertible Guaranteed Notes.

Accumulated other comprehensive income (loss) as of December 31, 2011 and 2010 represented $1,938 and $(106), respectively, of unrealized gain (loss) on an interest rate swap.

During 2009, the Company declared that three of its quarterly common share dividends would be paid in a combination of cash (10% in the aggregate) and common shares. The following details the declared 2009 quarterly common share dividends:

Dividend	Per Common Share Amount	Dividend	Common Shares Issued	Cash Paid
First quarter 2009	$0.18	April 24, 2009	5,097,229	$1,819
Second quarter 2009	$0.18	July 30, 2009	4,333,183	$1,970
Third quarter 2009	$0.18	October 16, 2009	3,873,786	$2,110
Fourth quarter 2009	$0.10	January 15, 2010	—	$12,194

The Company had 1,970,200 shares of Series C Preferred, outstanding at December 31, 2011. The shares have a dividend of $3.25 per share per annum, have a liquidation preference of $98,510, and the Company, if certain common share prices are achieved, can force conversion into common shares of the Company. As of the date of filing this Annual Report, the shares are currently convertible into 2.4339 common shares. This conversion ratio may increase over time if the Company's common share dividend exceeds certain quarterly thresholds.

If certain fundamental changes occur, holders may require the Company, in certain circumstances, to repurchase all or part of their shares of Series C Preferred. In addition, upon the occurrence of certain fundamental changes, the Company will, under certain circumstances, increase the conversion rate by a number of additional common shares or, in lieu thereof, may in certain circumstances elect to adjust the conversion rate upon the shares of Series C Preferred becoming convertible into shares of the public acquiring or surviving company.

The Company may, at the Company's option, cause shares of Series C Preferred to be automatically converted into that number of common shares that are issuable at the then prevailing conversion rate. The Company may exercise its conversion right only if, at certain times, the closing price of the Company's common shares equals or exceeds 125% of the then prevailing conversion price of the Series C Preferred.

Investors in shares of Series C Preferred generally have no voting rights, but will have limited voting rights if the Company fails to pay dividends for six or more quarters and under certain other circumstances. Upon conversion, the Company may choose to deliver the conversion value to investors in cash, common shares, or a combination of cash and common shares.

During 2011, 2010 and 2009, the Company issued 609,182, 361,320 and 466,935 of its common shares, respectively, to certain employees and trustees. Typically, trustee share grants vest immediately. Employee share grants generally vest ratably, on anniversaries of the grant date, however, in certain situations vesting is cliff-based after a specific number of years and/or subject to meeting certain performance criteria. See note 16.

Noncontrolling Interests:

In conjunction with several of the Company's acquisitions in prior years, sellers were issued OP units as a form of consideration. All OP units, other than OP units owned by the Company, are redeemable at certain times, at the option of the holders, and are generally not otherwise mandatorily redeemable by the Company. The OP units are classified as a component of permanent equity as the Company has determined that the OP units are not redeemable securities as defined by GAAP. Each OP unit is currently redeemable for approximately 1.13 common shares, subject to future adjustments.

During 2011, 2010 and 2009, 398,927, 457,351 and 572,213 common shares, respectively, were issued by the Company, in connection with OP unit redemptions, for an aggregate value of $2,187, $2,685 and $3,580, respectively.

As of December 31, 2011, there were approximately 4,026,000 OP units outstanding other than OP units owned by the Company. All OP units receive distributions in accordance with their respective partnership agreements. To the extent that the Company's dividend per common share is less than the stated distribution per OP unit per the applicable partnership agreement, the distributions per OP unit are reduced by the percentage reduction in the Company's dividend per common share. No OP units have a liquidation preference.

The following discloses the effects of changes in the Company's ownership interests in its noncontrolling interests:

	Net Loss Attributable to Shareholders and Transfers from Noncontrolling Interests
	2011	2010	2009
Net loss attributable to Lexington Realty Trust shareholders	$(79,584)	$(32,960)	$(210,152)
Transfers from noncontrolling interests:
Increase in additional paid-in-capital for redemption of noncontrolling OP units	2,187	2,685	3,580
Change from net loss attributable to shareholders and transfers from noncontrolling interests	$(77,397)	$(30,275)	$(206,572)

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans
Benefit Plans

The Company maintains an equity award plan pursuant to which qualified and non-qualified options may be issued. The Company granted 1,248,501, 1,265,500 and 2,000,000 common share options on December 31, 2010 (“2010 options”), January 8, 2010 (“2009 options”) and December 31, 2008 (“2008 options”), respectively, at an exercise price of $7.95, $6.39 and $5.60, respectively. The 2010 options (1) vest 20% annually on each December 31, 2011 through 2015 and (2) terminate on the earlier of (x) six months of termination of service with the Company and (y) December 31, 2020. The 2009 options (1) vest 20% annually on each December 31, 2010 through 2014 and (2) terminate on the earlier of (x) six months of termination of service with the Company and (y) December 31, 2019. The 2008 options (1) vested 50% following a 20-day trading period where the average closing price of a common share of the Company on the New York Stock Exchange (“NYSE”) is $8.00 or higher and vest 50% following a 20-day trading period where the average closing price of a common share of the Company on the NYSE is $10.00 or higher, and (2) terminate on the earlier of (x) termination of service with the Company or (y) December 31, 2018. As a result of the share dividends paid in 2009, each of the 2008 options is exchangeable for approximately 1.13 common shares at an exercise price of $4.97 per common share.

The Company engaged third parties to value the options as of each option's respective grant date. The third parties determined the value to be $2,422 and $2,771 for the 2010 options and 2009 options, respectively, using the Black-Scholes model and $2,480 for the 2008 options using the Monte Carlo model. The options are considered equity awards as they are settled through the issuance of common shares. As such, the options were valued as of the grant date and do not require subsequent remeasurement. There were several assumptions used to fair value the options including the expected volatility in the Company's common share price based upon the fluctuation in the Company's historical common share price. The more significant assumptions underlying the determination of fair value for options granted were as follows:

	2010 Options	2009 Options	2008 Options
Weighted-average fair value of options granted	$1.94	$2.19	$1.24
Weighted-average risk-free interest rate	2.54%	3.29%	1.33%
Weighted-average expected option lives (in years)	6.50	6.70	3.60
Weighted-average expected volatility	49.00%	59.08%	59.94%
Weighted-average expected dividend yield	7.40%	6.26%	14.40%

The Company recognizes compensation expense relating to these options over an average of 5.0 years for the 2010 options and 2009 options and 3.6 years for the 2008 options. The Company recognized $1,384, $1,824 and $688 in compensation expense in 2011, 2010 and 2009, respectively, relating to options, $629 of the 2010 amount reflects the accelerated vesting of certain 2008 options, due to performance criteria being met. The Company has unrecognized compensation costs of $3,755 relating to the outstanding options as of December 31, 2011.

Share option activity during the years indicated is as follows:

	Number of Shares	Weighted-Average Exercise Price Per Share
Balance at December 31, 2008 (1)	2,252,000	$4.97
Granted	—	—
Balance at December 31, 2009	2,252,000	4.97
Granted	2,514,001	7.16
Exercised	(352,628)	4.97
Forfeited	(23,768)	5.18
Balance at December 31, 2010	4,389,605	6.23
Exercised	(501,324)	5.16
Balance at December 31, 2011	3,888,281	$6.36
(1) As adjusted as a result of share dividends paid in 2009.

Non-vested share activity for the years ended December 31, 2011 and 2010, is as follows:

	Number of Shares	Weighted-Average Value Per Share
Balance at December 31, 2009	743,342	$13.28
Granted	267,170	7.95
Vested	(169,215)	18.87
Forfeited	(21,720)	22.10
Balance at December 31, 2010	819,577	10.16
Granted	582,102	7.49
Vested	(211,954)	13.56
Forfeited	(10,140)	21.99
Balance at December 31, 2011	1,179,585	$8.13

As of December 31, 2011, of the remaining 1,179,585 non-vested shares, 806,445 are subject to time-based vesting and 373,140 are subject to performance-based vesting. At December 31, 2011, there are 4,672,085 awards available for grant. The Company has $6,459 in unrecognized compensation costs relating to the non-vested shares that will be charged to compensation expense over an average of approximately 2.7 years.

The Company has established a trust for certain officers in which vested common shares granted for the benefit of the officers are deposited. The officers exert no control over the common shares in the trust and the common shares are available to the general creditors of the Company. As of December 31, 2011 and 2010, there were 427,531 common shares in the trust.

The Company sponsors a 401(k) retirement savings plan covering all eligible employees. The Company matched 100% of the first 1.0% of employee participant salaries in 2011 and 2010 and approximately 1.125% of employee participant salaries in 2009 of employee contributions. In addition, based on its profitability, the Company may make a discretionary contribution at each fiscal year end to all eligible employees. The matching and discretionary contributions are subject to vesting under a schedule providing for 25% annual vesting starting with the first year of employment and 100% vesting after four years of employment. Approximately $308, $311 and $321 of contributions are applicable to 2011, 2010 and 2009, respectively.

During 2011, 2010 and 2009, the Company recognized $2,062, $3,232 and $3,369, respectively, in compensation expense relating to scheduled vesting and issuance of common share grants.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

In addition to related party transactions discussed elsewhere in this Annual Report, the Company has an indemnity obligation to Vornado Realty Trust, one of its significant shareholders, with respect to actions by the Company that affect Vornado Realty Trust's status as a REIT.

All related party acquisitions, sales and loans were approved by the independent members of the Company's Board of Trustees or the Audit Committee.

During 2011 and 2010, the Company advanced an aggregate $20,077 and $7,614, respectively, to NLS entities in the form of interest bearing, non-recourse mortgage notes to satisfy maturing non-recourse mortgages. These advances were satisfied in full in 2011.

The Company leases certain properties to entities owned by significant shareholders and/or the former Company's Executive Chairman and Director of Strategic Acquisitions. During 2011, 2010 and 2009, the Company recognized $864, $905 and $1,538, respectively, in rental revenue from these properties. The Company leases its corporate office in New York City from an affiliate of Vornado Realty Trust. Rent expense for this property was $1,281, $1,272 and $1,282 in 2011, 2010 and 2009, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The benefit (provision) for income taxes relates primarily to the taxable income of the Company's taxable REIT subsidiaries. The earnings, other than in taxable REIT subsidiaries, of the Company are not generally subject to federal income taxes at the Company level due to the REIT election made by the Company.

Income taxes have been provided for on the asset and liability method. Under the asset and liability method, deferred income taxes are recognized for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities.

The Company's benefit (provision) for income taxes for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current:
Federal	$(440)	$—	$(401)
State and local	(1,099)	(1,076)	(2,096)
NOL utilized	566	—	343
Deferred:
Federal	1,399	(418)	(187)
State and local	400	(53)	(26)
	$826	$(1,547)	$(2,367)

Net deferred tax assets (liabilities) of $672 and $(1,127) are included in other assets (liabilities) on the accompanying Consolidated Balance Sheets at December 31, 2011 and 2010, respectively. These net deferred tax assets (liabilities) relate primarily to differences in the timing of the recognition of income/(loss) between GAAP and tax and net operating loss carry forwards.

The income tax benefit (provision) differs from the amount computed by applying the statutory federal income tax rate to pre-tax operating income as follows:

	2011	2010	2009
Federal provision at statutory tax rate (34%)	$(580)	$(388)	$(376)
State and local taxes, net of federal benefit	(100)	(31)	(33)
Other	1,506	(1,128)	(1,958)
	$826	$(1,547)	$(2,367)

For the years ended December 31, 2011, 2010 and 2009, the “other” amount is comprised primarily of state taxes of $973, $1,075 and $2,040, respectively, and the write-off of deferred tax liabilities of $3,535, $0 and $0, respectively, relating to the transfer of certain assets of the Company's taxable subsidiaries.

As of December 31, 2011 and 2010, the Company has estimated net operating loss carry forwards for federal income tax reporting purposes of $2,735 and $4,156, respectively, which would begin to expire in tax year 2026. A valuation allowance of $712 has been recorded against deferred tax assets in 2011 based upon projected future taxable income.

A summary of the average taxable nature of the Company's common dividends for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$0.46	$0.40	$0.72
Ordinary income	47.33%	99.11%	53.80%
15% rate - qualifying dividend	1.11%	0.89%	0.61%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	51.56%	—	45.59%
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series B Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$2.0125	$2.0125	$2.0125
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series C Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$3.25	$3.25	$3.25
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series D Cumulative Redeemable Preferred Stock for the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$1.76498	$2.01002(1)	$1.8875
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
_________
(1)Of the total dividend paid in January 2011, $0.12252 is allocated to 2010 and $0.349355 is allocated to 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies

In addition to the commitments and contingencies disclosed elsewhere, the Company has the following commitments and contingencies.

Certain of the Company's property owner subsidiaries are obligated under certain tenant leases, including leases for non-consolidated entities, to fund the expansion of the underlying leased properties. The Company, under certain circumstances, may guarantee the completion of base building improvements and the payment of tenant improvement allowances and lease commissions on behalf of its subsidiaries.

From time to time, the Company is involved directly or indirectly in legal proceedings arising in the ordinary course of business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition, but could be material to the Company's operating results for any particular period, depending, in part, upon the operating results for such period. In addition, the following two legal proceedings are pending:

Deutsche Bank Securities, Inc. and SPCP Group LLC v. Lexington Drake, L.P., et al. (Supreme Court of the State of New York-Index No. 603051/08). On June 30, 2006, one of the Company's property owner subsidiaries and a property owner subsidiary of a then co-investment program respectively sold to Deutsche Bank Securities, Inc. (“Deutsche Bank”), (1) a $7,680 bankruptcy damage claim against Dana Corporation for $5,376 (“Farmington Hills claim”) and (2) a $7,727 bankruptcy damage claim against Dana Corporation for $5,680 (“Antioch claim”). Under the terms of the agreements covering the sale of the claims, which were guaranteed by the Company, the property owner subsidiaries are obligated to reimburse Deutsche Bank should the claim ever be disallowed, subordinated or otherwise impaired, to the extent of such disallowance, subordination or impairment, plus interest at the rate of 10% per annum from the date of payment of the purchase price by Deutsche Bank. On October 12, 2007, Dana Corporation filed an objection to both claims. The Company assisted Deutsche Bank and the then holders of the claims in the preparation and filing of a response to the objection. Despite a belief by the Company that the objections were without merit, the holders of the claims, without the Company's consent, settled the allowed amount of the claims at $6,500 for the Farmington Hills claim and $7,200 for the Antioch claim in order to participate in a special settlement pool for allowed intangible unsecured claims and a preferred share rights offering having a value thought to be equal to, or greater than, the reduction of the claims. Deutsche Bank made a formal demand with respect to the Farmington Hills claim in the amount of $826 plus interest, but did not make a formal demand with respect to the Antioch claim. Following a rejection of the demand by the Company, on December 11, 2009, Deutsche Bank and the then holders of the claims filed a summons and complaint with the Supreme Court of the State of New York, County of New York for the Farmington Hills and Antioch claims, and claimed damages of $1,200 plus interest from the date of assignment at the rate of 10% per year and expenses, which the Company believes would be its maximum exposure.

Together with the property owner subsidiaries, the Company answered the complaint on November 26, 2008 and served numerous discovery requests. After almost a year of inactivity, on March 18, 2010, the defendants and the plaintiffs filed motions for summary judgment and related opposing and supporting motions. On November 22, 2010, the court ruled in favor of the plaintiffs on their motion for summary judgment. The court referred the issue of damages to a special referee to determine the value of plaintiffs' participation in the preferred share rights offering and a settlement pool for allowed intangible unsecured claims so as to be taken into consideration with respect to computation of damages, if any.

The Company filed a notice of appeal but withdrew such notice without prejudice to renew after final determination of the damages. The Company intends to appeal the court's ruling if the special referee determines there are damages.  The special referee, upon the Company's request, issued a discovery order requiring the plaintiffs to provide requested discovery materials regarding the damages. On March 28, 2011, the plaintiffs filed a motion to vacate the discovery order issued by the special referee.  On May 17, 2011, the motion to vacate was denied and discovery on the damage issue continues.

The Company intends to continue to vigorously defend the claims for a variety of reasons, including that (1) after requiring and supporting the defense of the objections to the claims, the holders of the claims arbitrarily settled the claims for reasons based on factors other than the merits, (2) the holders of the claims voluntarily reduced the claims to participate in the preferred share rights offering and certain settlement pools, (3) the contract language that supports the plaintiff's position was specifically negotiated out of the agreement covering the sale of the claims and (4) the plaintiffs have no damages.

Unified Government of Wyandotte County/Kansas City, Kansas v. United States General Services Administration (United States District Court for the District of Kansas-Case Number 11-2400-JTM-KMH). On April 4, 2011, one of the Company's property owner subsidiaries entered into a lease termination with Applebee's Services, Inc., pursuant to which Applebee's Services, Inc. made a lease termination payment of $19,910 in October 2011 and vacated the Lenexa, Kansas facility in November 2011. Also on April 4, 2011, the Company's property owner subsidiary entered into a ten year lease with the United States General Services Administration ("GSA") for the same facility. On April 15, 2011, an unsuccessful bidder for the GSA lease filed a protest with the United States Government Accountability Office ("GAO") protesting the award of the lease to the Company's property owner subsidiary. On July 22, 2011, after a full briefing of the protest, the GAO denied the protest. However, prior to the GAO ruling on July 19, 2011, the Unified Government of Wyandotte County, Kansas City filed a claim against the GSA requesting, among other things, an injunction against the award of the ten year lease. The Company has intervened and is monitoring this claim; however, the Company does not anticipate any impact to its financial position or results of operations from this claim.

Other. Four of our executive officers have employment contracts and are entitled to severance benefits upon termination by the Company without cause, as defined in the employment contract.

Supplemental Disclosure of Statement of Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure of Statement of Cash Flow Information
Supplemental Disclosure of Statement of Cash Flow Information

In addition to disclosures discussed elsewhere, during 2011, 2010 and 2009, the Company paid $103,427, $114,031 and $132,376, respectively, for interest and $1,289, $1,019 and $2,483, respectively, for income taxes.

In October 2011, the Company acquired control of a joint venture, Pemlex LLC, and recorded land and building assets of $9,006, lease intangible assets of $6,294, other assets, net, of $107 and a $574 noncontrolling interest.

During 2011, the Company sold interests in three properties, which included the assumption of the aggregate related non-recourse debt of $28,648 and $3,003 in seller financing.

During 2010, the Company sold interests in three properties, which included the assumption of the aggregate related non-recourse mortgage debt of $74,504.

During 2009, the Company acquired, through a property owner subsidiary, the remainder interests in land with an estimated fair value of $2,500 in connection with a tenant's lease surrender obligation.

During 2009, the Company conveyed its interests in three properties to lenders in full satisfaction of the aggregate $38,022 non-recourse mortgage notes payable. The Company recognized aggregate net gains on debt satisfaction of $13,180 relating to these transactions.

Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data

	2011
	3/31/2011	6/30/2011	9/30/2011	12/31/2011
Total gross revenues(1)	$78,302	$78,468	$80,466	$80,988
Net income (loss)	$(15,993)	$(56,957)	$(30,844)	$14,016
Net income (loss) attributable to common shareholders	$(23,638)	$(50,539)	$(37,048)	$7,504
Net income (loss) attributable to common shareholders - basic per share	$(0.16)	$(0.33)	$(0.24)	$0.05
Net income (loss) attributable to common shareholders - diluted per share	$(0.21)	$(0.33)	$(0.24)	$0.05

	2010
	3/31/2010	6/30/2010	9/30/2010	12/31/2010
Total gross revenues(1)	$76,938	$76,432	$78,393	$77,619
Net income (loss)	$(29,326)	$(29,701)	$7,340	$14,277
Net income (loss) attributable to common shareholders	$(33,048)	$(30,379)	$58	$5,273
Net income (loss) attributable to common shareholders - basic and diluted per share	$(0.27)	$(0.23)	$0.00	$0.04
__________
(1) All periods have been adjusted to reflect the impact of properties sold during the six months ended June 30, 2012 and the years ended December 31, 2011 and 2010, and properties classified as held for sale, which are reflected in discontinued operations in the Consolidated Statements of Operations.

The sum of the quarterly income (loss) per common share amounts may not equal the full year amounts primarily because the computations of the weighted-average number of common shares of the Company outstanding for each quarter and the full year are made independently.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

Subsequent to December 31, 2011 and in addition to disclosures elsewhere in the financial statements, the Company:

•
procured a $215,000 secured term loan from Wells Fargo Bank, National Association, as agent. The term loan is secured by ownership interest pledges by certain subsidiaries that collectively own a borrowing base of properties. The secured term loan matures in January 2019. The secured term loan requires regular payments of interest only at an interest rate dependent on the Company's leverage ratio, as defined as follows: 2.00% plus LIBOR if its leverage ratio is less than 45%, 2.25% plus LIBOR if its leverage ratio is between 45% and 50%, 2.45% plus LIBOR if its leverage ratio is between 50% and 55%, and 2.85% plus LIBOR if its leverage ratio exceeds 55%. Upon the date when the Company obtains an investment grade debt rating from at least two of Standard & Poor's, Moody's and Fitch, the interest rate under the secured term loan is dependent on its debt rating. The Company may not prepay any outstanding borrowings under the secured term loan facility through January 12, 2013, but may prepay outstanding borrowings anytime thereafter, however at premium for the next three years;

•
refinanced its $300,000 secured revolving credit facility, which was scheduled to expire in January 2014, but could have been extended to January 2015 at the Company's option, with a new $300,000 secured revolving credit facility with KeyBank, as agent. The new revolving credit facility has the same security as the new secured term loan. The new secured revolving credit facility bears interest at 1.625% plus LIBOR if the Company's leverage ratio, as defined, is less than 45%, 1.875% plus LIBOR if the leverage ratio is between 45% and 50%, 2.125% plus LIBOR if the leverage ratio is between 50% and 55% and 2.375% plus LIBOR if the leverage ratio exceeds 55%. The new secured revolving credit facility matures in January 2015 but can be extended until January 2016 at the Company's option. With the consent of the lenders, the Company can increase the size of the secured revolving credit facility by $225,000 for a total secured revolving credit facility size of $525,000 by adding properties to the borrowing base or admitting additional lenders. The borrowing availability of the secured revolving credit facility is based upon the net operating income, as defined, of the properties comprising the borrowing base;

•
borrowed $108,000 under the new secured term loan and $28,000 under the new secured revolving credit facility, and repaid (1) the term loans in the outstanding aggregate principal amount of $60,551, which were procured from KeyBank in March 2008, (2) a swap liability of $3,539 and (3) $62,150 outstanding principal amount of 5.45% Exchangeable Guaranteed Notes that were tendered pursuant to a holder repurchase option. In addition, effective February 1, 2012, the Company entered into an interest-rate swap agreement to fix LIBOR at 1.512% for seven years on $108,000 of new secured term loan LIBOR based debt. Accordingly, the new secured term loan currently bears interest at an interest rate of 3.76%;

•	conveyed to the lender its property in Tulsa, Oklahoma for full satisfaction of the related non-recourse mortgage, which was approximately $1,700 in excess of the net carrying value of the property;

•
acquired the 70,000 square foot office build-to-suit property in Huntington, West Virginia for a capitalized cost of approximately $12,600 and procured a $6,500, 4.2% interest-only five year non-recourse mortgage; and

•
delivered a notice of exercising the buy/sell right in the NLS partnership agreement and received a notice from its partner exercising the right of first offer in the NLS partnership agreement (see note 9).

Schedule III - Real Estate and Accumulated Depreciation and Amortization	12 Months Ended
Dec. 31, 2011
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Real Estate and Accumulated Depreciation Disclosure [Text Block]

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Office	Little Rock, AR	(5)	—	1,353	2,260	3,613	324	Dec-06	1980	40
Office	Brea, CA		74,492	37,269	45,695	82,964	10,952	Jun-07	1983	40
Office	Los Angeles, CA		10,491	5,110	10,911	16,021	4,549	Dec-04	2000	13 & 40
Office	Palo Alto, CA	(5)	—	12,398	16,977	29,375	11,086	Dec-06	1974	40
Office	Centenial, CO		13,975	4,851	15,187	20,038	3,497	May-07	2001	10 & 40
Office	Colorado Springs, CO		10,503	2,748	12,554	15,302	2,607	Jun-07	1980	40
Office	Lakewood, CO		7,942	1,569	8,653	10,222	3,667	Apr-05	2002	12 & 40
Office	Louisville, CO	(5)	—	3,657	9,605	13,262	1,343	Sep-08	1987	8, 9 & 40
Office	Southington, CT		12,551	3,240	25,339	28,579	14,178	Nov-05	1983	12, 28 & 40
Office	Wallingford, CT	(5)	—	1,049	4,773	5,822	933	Dec-03	1978/1985	8 & 40
Office	Boca Raton, FL		20,400	4,290	17,160	21,450	3,807	Feb-03	1983/2002	40
Office	Fort Meyers, FL		8,713	1,820	10,198	12,018	4,069	Apr-05	1997	13 & 40
Office	Lake Mary, FL	(5)	—	4,535	14,830	19,365	3,290	Jun-07	1997	7 & 40
Office	Lake Mary, FL	(5)	—	4,438	15,080	19,518	3,244	Jun-07	1999	7 & 40
Office	Orlando, FL	(5)	—	586	35,012	35,598	4,542	Dec-06	1982	40
Office	Orlando, FL		—	11,498	34,014	45,512	24,239	Dec-06	1984	3
Office	Atlanta, GA		41,443	4,600	55,333	59,933	21,602	Apr-05	2003	13 & 40
Office	Atlanta, GA	(5)	—	1,014	269	1,283	170	Dec-06	1972	40
Office	Atlanta, GA	(5)	—	870	187	1,057	137	Dec-06	1975	40
Office	Chamblee, GA	(5)	—	770	186	956	144	Dec-06	1972	40
Office	Cumming, GA	(5)	—	1,558	1,368	2,926	374	Dec-06	1968	40
Office	Forest Park, GA	(5)	—	668	1,242	1,910	257	Dec-06	1969	40
Office	Jonesboro, GA	(5)	—	778	146	924	121	Dec-06	1971	40
Office	Stone Mountain, GA	(5)	—	672	276	948	125	Dec-06	1973	40
Office	Suwannee, GA		11,084	1,371	2,776	4,147	75	Apr-05	2001	12 & 40
Office	Clive, IA		5,412	2,761	7,453	10,214	3,395	Jun-04	2003	12, 13 & 40
Office	Aurora, IL		—	3,063	5,943	9,006	38	Oct-11	1996	40
Office	Chicago, IL		29,445	5,155	46,180	51,335	10,004	Jun-07	1986	15 & 40
Office	Lisle, IL		10,033	3,236	13,698	16,934	2,257	Dec-06	1985	40
Office	Columbus, IN	(1) (4)	26,427	235	45,729	45,964	5,900	Dec-06	1983	40
Office	Fishers, IN		11,089	2,808	19,163	21,971	3,829	Jun-07	1999	9, 10, 38 & 40
Office	Indianapolis, IN		12,036	1,700	17,211	18,911	8,592	Apr-05	1999	2-40
Office	Indianapolis, IN		8,802	1,360	13,169	14,529	5,358	Apr-05	2002	12 & 40
Office	Overland Park, KS		36,325	4,769	41,956	46,725	7,397	Jun-07	1980	12 & 40
Office	Baton Rouge, LA		6,045	1,252	10,244	11,496	2,096	May-07	1997	6 & 40
Office	Foxboro, MA		8,559	2,231	25,653	27,884	9,152	Dec-04	1982	16 & 40
Office	Southfield, MI	(5)	—	—	12,124	12,124	5,637	Jul-04	1963/1965	7, 16 & 40
Office	Bridgeton, MO	(5)	—	1,853	4,469	6,322	628	Dec-06	1980	40
Office	Kansas City, MO		17,307	2,433	20,154	22,587	3,539	Jun-07	1980	12 & 40
Office	Cary, NC		12,581	5,342	14,866	20,208	3,857	Jun-07	1999	40
Office	Bridgewater, NJ		14,675	4,738	27,331	32,069	3,622	Dec-06	1986	40
Office	Rockaway, NJ		14,900	4,646	20,428	25,074	3,240	Dec-06	2002	40
Office	Whippany, NJ		15,349	4,063	19,711	23,774	4,155	Nov-06	2006	20 & 40
Office	Wall, NJ		25,343	8,985	26,961	35,946	8,365	Jan-04	1983	22 & 40
Office	Rochester, NY	(4)	18,063	645	25,942	26,587	3,512	Dec-06	1988	40
Office	Milford, OH	(5)	—	3,124	16,042	19,166	3,845	Jun-07	1991	6, 7 & 40
Office	Westerville, OH	(5)	—	2,085	9,265	11,350	1,534	May-07	2000	40
Office	Canonsburg, PA		9,084	1,055	10,910	11,965	2,513	May-07	1997	8 & 40
Office	Harrisburg, PA		8,388	900	10,556	11,456	5,965	Apr-05	1998	9 & 40
Office	Philadelphia, PA		45,731	13,209	52,105	65,314	19,457	Jun-05	1957	4, 5 & 40
Office	Charleston, SC		7,350	1,189	8,724	9,913	1,947	Nov-06	2006	40
Office	Florence, SC	(5)	—	3,235	12,941	16,176	3,216	May-04	1998	40
Office	Fort Mill, SC		10,113	3,601	14,494	18,095	3,294	Dec-02	2002	5 & 40

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Office	Fort Mill, SC		19,075	1,798	25,192	26,990	9,822	Nov-04	2004	15 & 40
Office	Rock Hill, SC	(5)	—	551	4,313	4,864	72	May-11	2006	40
Office	Knoxville, TN		7,151	1,079	10,762	11,841	3,883	Mar-05	2001	14 & 40
Office	Memphis, TN		3,798	464	4,467	4,931	944	Nov-06	1888	20 & 40
Office	Memphis, TN	(1) (4)	47,320	5,291	97,032	102,323	12,635	Dec-06	1985	40
Office	Allen, TX	(5)	—	5,591	21,605	27,196	826	May-11	1981/1983	7 & 25
Office	Carrollton, TX		19,639	3,427	22,050	25,477	4,494	Jun-07	2003	8 & 40
Office	Farmers Branch, TX		18,481	3,984	27,308	31,292	5,610	Jun-07	2002	40
Office	Houston, TX		41,545	16,613	52,682	69,295	10,207	Mar-04	1976/1984	40
Office	Houston, TX		16,165	3,750	21,160	24,910	8,439	Apr-05	2000	13 & 40
Office	Houston, TX		12,131	1,500	14,581	16,081	5,317	Apr-05	2003	14 & 40
Office	Houston, TX		15,525	800	26,879	27,679	10,925	Apr-05	2000	11, 12 & 40
Office	San Antonio, TX		11,971	2,800	15,585	18,385	6,857	Apr-05	2000	11 & 40
Office	Sugar Land, TX		10,839	1,834	16,536	18,370	3,204	Mar-04	1997	40
Office	Westlake, TX		17,928	2,361	22,503	24,864	5,511	May-07	2007	5, 40
Office	Hampton, VA	(5)	—	2,333	10,454	12,787	2,790	Mar-00	1999	2.5, 5 & 40
Office	Hampton, VA		—	1,353	6,006	7,359	1,702	Nov-01	2000	10 & 40
Office	Herndon, VA	(5)	—	5,127	24,504	29,631	6,430	Dec-99	1987	9, 31, 36 & 40
Office	Herndon, VA		11,138	9,409	12,853	22,262	3,039	Jun-07	1987	40
Office	Midlothian, VA		9,725	1,100	11,919	13,019	4,268	Apr-05	2000	15 & 40
Office	Issaquah, WA	(4)	31,369	5,126	13,647	18,773	3,183	Jun-07	1987	8 & 40
Office	Issaquah, WA	(4)	—	6,268	16,058	22,326	3,660	Jun-07	1987	8 & 40
Industrial	Moody, AL		6,677	654	9,943	10,597	4,114	Feb-04	2004	15 & 40
Industrial	Orlando, FL	(5)	—	1,030	10,869	11,899	1,532	Dec-06	1981	40
Industrial	Tampa, FL	(5)	—	2,160	7,281	9,441	5,041	Jul-88	1986	9 - 40
Industrial	McDonough, GA		23,000	2,463	24,291	26,754	3,208	Dec-06	2000	40
Industrial	Dubuque, IA		9,918	2,052	8,443	10,495	1,855	Jul-03	2002	11, 12 & 40
Industrial	Rockford, IL	(4)	—	371	2,573	2,944	378	Dec-06	1998	40
Industrial	Rockford, IL	(4)	6,630	509	5,289	5,798	725	Dec-06	1992	40
Industrial	Owensboro, KY	(5)	—	819	2,439	3,258	550	Dec-06	1975	40
Industrial	North Berwick, ME		9,877	1,383	32,397	33,780	4,220	Dec-06	1965	10 & 40
Industrial	Marshall, MI	(5)	—	40	900	940	607	Aug-87	1979	12, 20 & 40
Industrial	Plymouth, MI		10,407	2,296	13,398	15,694	3,197	Jun-07	1996	40
Industrial	Temperance, MI		9,641	3,040	14,738	17,778	2,472	Jun-07	1980	40
Industrial	Olive Branch, MS	(5)	—	198	10,276	10,474	5,424	Dec-04	1989	8, 15 & 40
Industrial	Henderson, NC	(5)	—	1,488	5,953	7,441	1,507	Nov-01	1998	40
Industrial	High Point, NC	(5)	—	1,330	11,183	12,513	3,704	Jul-04	2002	18 & 40
Industrial	Lumberton, NC	(5)	—	405	12,049	12,454	1,938	Dec-06	1998	40
Industrial	Statesville, NC	(4)	13,547	891	16,696	17,587	2,891	Dec-06	1999	3 & 40
Industrial	Cincinnati, OH	(5)	—	1,009	7,007	8,016	1,062	Dec-06	1991	40
Industrial	Columbus, OH	(5)	—	1,990	10,580	12,570	1,739	Dec-06	1973	40
Industrial	Hebron, OH		—	1,063	4,271	5,334	1,072	Dec-97	2000	40
Industrial	Hebron, OH	(5)	—	1,681	7,010	8,691	1,733	Dec-01	1999	5 & 40
Industrial	Streetsboro, OH		18,733	2,441	25,092	27,533	4,093	Jun-07	2004	12, 20, 25 & 40
Industrial	Duncan, SC	(5)	—	884	8,626	9,510	1,028	Jun-07	2005	40
Industrial	Laurens, SC		14,382	5,552	20,886	26,438	3,573	Jun-07	1991	40
Industrial	Collierville, TN	(5)	—	714	2,483	3,197	626	Dec-05	2005	20 & 40
Industrial	Crossville, TN	(5)	—	545	6,999	7,544	2,100	Jan-06	1989/2006	17 & 40
Industrial	Memphis, TN	(5)	—	1,054	11,539	12,593	11,317	Feb-88	1987	8 &15
Industrial	Memphis, TN	(5)	—	1,553	12,326	13,879	1,896	Dec-06	1973	40
Industrial	Millington, TN		16,301	723	19,118	19,841	6,468	Apr-05	1997	16 & 40
Industrial	San Antonio, TX		26,499	2,482	38,535	41,017	13,840	Jul-04	2001	17 & 40
Industrial	Waxahachie, TX	(5)	—	652	13,045	13,697	7,378	Dec-03	1996/1997	10, 16 & 40
Industrial	Winchester, VA	(5)	—	3,823	12,226	16,049	2,137	Jun-07	2001	40
Retail	Sun City, AZ	(5)	—	1,207	1,377	2,584	230	Dec-06	1982	40
Retail	Manteca, CA		875	2,082	6,464	8,546	956	May-07	1993	23 & 40

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Retail	San Diego, CA		557	—	13,310	13,310	1,609	May-07	1993	23 & 40
Retail	Port Richey, FL		—	1,376	1,664	3,040	380	Dec-06	1980	40
Retail	Honolulu, HI	(5)	—	—	11,147	11,147	11,147	Dec-96	1980	5
Retail	Galesburg, IL		491	560	2,366	2,926	418	May-07	1992	12 & 40
Retail	Lawrence, IN	(5)	—	404	1,737	2,141	226	Dec-06	1983	40
Retail	Minden, LA	(5)	—	224	2,907	3,131	41	Dec-06	1982	40
Retail	Billings, MT	(5)	—	273	1,775	2,048	37	Dec-06	1981	40
Retail	Jefferson, NC	(5)	—	71	884	955	128	Dec-06	1979	40
Retail	Lexington, NC	(5)	—	832	1,429	2,261	180	Dec-06	1983	40
Retail	Thomasville, NC	(5)	—	208	561	769	8	Dec-06	1998	40
Retail	Carlsbad, NM	(5)	—	918	775	1,693	225	Dec-06	1980	40
Retail	Port Chester, NY	(5)	—	7,086	9,313	16,399	2,341	Dec-06	1982	40
Retail	Watertown, NY		822	386	5,162	5,548	816	May-07	1993	23 & 40
Retail	Canton, OH	(5)	—	884	3,534	4,418	894	Nov-01	1995	40
Retail	Franklin, OH	(5)	—	722	999	1,721	14	Dec-06	1961	40
Retail	Lorain, OH		1,238	1,893	7,024	8,917	1,041	May-07	1993	23 & 40
Retail	Lawton, OK	(5)	—	663	1,288	1,951	246	Dec-06	1984	40
Retail	Tulsa, OK	(5)	—	447	2,432	2,879	1,991	Dec-96	1981	14 & 24
Retail	Clackamas, OR	(5)	—	523	2,848	3,371	2,331	Dec-96	1981	14 & 24
Retail	Moncks Corner, SC	(5)	—	13	1,510	1,523	203	Dec-06	1982	40
Retail	Spartanburg, SC	(5)	—	833	3,334	4,167	844	Nov-01	1996	40
Retail	Chattanooga, TN	(5)	—	487	956	1,443	13	Dec-06	1982	40
Retail	Paris, TN	(5)	—	247	547	794	101	Dec-06	1982	40
Retail	Corpus Christi, TX	(5)	—	823	715	1,538	120	Dec-06	1983	40
Retail	Dallas, TX	(5)	—	861	2,362	3,223	56	Dec-06	1960	40
Retail	Fort Worth, TX	(5)	—	756	2,412	3,168	55	Dec-06	1985	40
Retail	Garland, TX	(5)	—	451	1,299	1,750	9	Dec-06	1983	40
Retail	Greenville, TX	(5)	—	562	2,743	3,305	419	Dec-06	1985	40
Retail	Victoria, TX	(5)	—	300	1,149	1,449	306	Dec-06	1981	40
Retail	Staunton, VA	(5)	—	1,028	326	1,354	67	Dec-06	1971	40
Retail	Lynnwood, WA	(5)	—	488	2,658	3,146	2,176	Dec-96	1981	14 & 24
Retail	Port Orchard, WA		—	147	94	241	13	Dec-06	1983	40
Retail	Fairlea, WV		578	501	1,985	2,486	272	May-07	1993	12 & 40
Long Term Lease - Office	Phoenix, AZ		17,231	4,666	19,966	24,632	6,500	May-00	1997	6 & 40
Long Term Lease - Office	Tempe, AZ		7,807	—	9,442	9,442	1,735	Dec-05	1998	30 & 40
Long Term Lease - Office	Lake Forest, CA	(5)	—	3,442	13,769	17,211	3,371	Mar-02	2001	40
Long Term Lease - Office	Lenexa, KS	(5)	—	6,909	29,032	35,941	5,869	July-08	2007	15 & 40
Long Term Lease - Office	Boston, MA		13,173	3,814	14,728	18,542	1,764	Mar-07	1910	40
Long Term Lease - Office	Omaha, NE		8,266	2,566	8,324	10,890	1,551	Nov-05	1995	30 & 40
Long Term Lease - Office	Las Vegas, NV	(1) (4)	32,152	12,099	53,164	65,263	6,794	Dec-06	1982	40
Long Term Lease - Office	Columbus, OH	(5)	—	433	2,773	3,206	35	Jul-11	1999/2006	40
Long Term Lease - Office	Columbus, OH	(5)	—	1,594	10,480	12,074	262	Dec-10	2005	40
Long Term Lease - Office	Carrollton, TX		12,927	1,789	18,157	19,946	5,511	Jun-04	2003	19 & 40
Long Term Lease - Office	Irving, TX		37,340	7,476	42,780	50,256	10,066	May-07	1999	6 & 40
Long Term Lease - Office	Irving, TX	(5)	—	4,889	29,695	34,584	6,403	June-07	1999	40
Long Term Lease - Industrial	Dry Ridge, KY	(4)	5,226	560	12,553	13,113	2,835	Jun-05	1988	25 & 40
Long Term Lease - Industrial	Elizabethtown, KY	(4)	14,466	890	26,868	27,758	6,069	Jun-05	1995/2001	25 & 40
Long Term Lease - Industrial	Elizabethtown, KY	(4)	2,732	352	4,862	5,214	1,098	Jun-05	2001	25 & 40
Long Term Lease - Industrial	Hopkinsville, KY		8,484	631	16,154	16,785	3,794	Jun-05	Various	25 & 40
Long Term Lease - Industrial	Owensboro, KY	(4)	4,605	393	11,956	12,349	2,998	Jun-05	1998/2000	25 & 40
Long Term Lease - Industrial	Shreveport, LA		19,000	860	21,840	22,700	2,616	Mar-07	2006	40
Long Term Lease - Industrial	Byhalia, MS		15,000	1,006	21,482	22,488	358	May-11	2011	40
Long Term Lease - Industrial	Shelby, NC	(5)	—	1,421	18,860	20,281	353	Jun-11	2011	11, 20 & 40
Long Term Lease - Industrial	Durham, NH	(5)	—	3,464	18,094	21,558	3,076	Jun-07	1986	40

Description	Location		Encumbrances	Land and Land Estates	Buildings and Improvements	Total	Accumulated Depreciation and Amortization	Date Acquired	Date Constructed	Useful life computing depreciation in latest income statement (years)
Long Term Lease - Industrial	Chillicothe, OH		—	736	9,021	9,757	111	Oct-11	1995	6, 15 & 26
Long Term Lease - Industrial	Glenwillow, OH		16,340	2,228	24,530	26,758	3,338	Dec-06	1996	40
Long Term Lease - Industrial	Bristol, PA	(5)	—	2,508	15,815	18,323	3,793	Mar-98	1982	10, 30 & 40
Long Term Lease - Retail	Edmonds, WA	(5)	—	—	3,947	3,947	550	Dec-06	1981	40
Multi-tenanted	Phoenix, AZ	(5)	—	1,831	14,892	16,723	388	Nov-01	1995/1994	5 - 40
Multi-tenanted	Long Beach, CA		—	15,016	48,001	63,017	881	Dec-06	1981	4, 9, 10 & 40
Multi-tenanted	Clinton, CT		—	—	—	—	—	Dec-06	1971	40
Multi-tenanted	Orlando, FL		9,975	3,538	9,019	12,557	2,881	Jan-07	2003	12 & 40
Multi-tenanted	Palm Beach Gardens, FL	(5)	—	3,578	18,258	21,836	5,152	May-98	1996	11 - 40
Multi-tenanted	Honolulu, HI	(5)	—	21,094	13,324	34,418	1,647	Dec-06	1917/1955/ 1960/1980	40
Multi-tenanted	Hebron, KY	(5)	—	1,615	8,125	9,740	3,213	Mar-98	1987	6, 12 & 40
Multi-tenanted	Baltimore, MD		—	37,565	150,545	188,110	30,348	Dec-06	1973	5, 10, 25 & 40
Multi-tenanted	Farmington Hills, MI		17,994	2,765	9,196	11,961	442	Jun-07	1999	2, 13 & 40
Multi-tenanted	Tulsa, OK		7,119	1,642	3,261	4,903	—	Apr-05	2000	11 & 40
Multi-tenanted	Wilsonville, OR		—	751	4,808	5,559	400	Aug-11	1980	5
Multi-tenanted	Antioch, TN		—	3,847	9,801	13,648	192	May-07	1983	5 - 40
Multi-tenanted	Johnson City, TN		—	1,214	7,978	9,192	1,059	Dec-06	1983	40
Multi-tenanted	Glen Allen, VA		19,188	2,362	29,555	31,917	8,083	Jun-07	1998	5 - 40
Construction in progress			—	—	—	4,056	—	—	—	—
Investment in real estate under construction			—	—	—	32,829	—	—	—	—

	Subtotal		1,297,649	522,039	2,646,151	3,205,075	638,368
	(1)		25,000
	(2)		34,355
	(3)		9,000
			$1,366,004	$522,039	$2,646,151	$3,205,075	$638,368

(1) - Properties are cross-collateralized for a $25,000 secured term loan at 12/31/11.
(2) - Certain equity interests are pledged as collateral.
(3) - Property is classified as a capital lease.
(4) - Properties are cross-collaterized properties.
(5) - Properties are collateral for the Company's new secured revolving credit facility and secured term loan.
(A) The initial cost includes the purchase price paid directly or indirectly by the Company and pre-2009 acquisition fees and expenses. The total cost basis of the Company's properties at December 31, 2011 for federal income tax purposes was approximately $3.6 billion.

	2011	2010	2009
Reconciliation of real estate owned:
Balance at the beginning of year	$3,374,844	$3,552,806	$3,756,188
Additions in real estate under construction, net	21,571	11,258	—
Additions during year	143,382	46,994	42,818
Properties sold during year	(230,397)	(221,875)	(217,923)
Reclassified held for sale properties	—	(9,381)	—
Properties impaired during the year	(103,727)	(3,327)	(27,271)
Translation adjustment on foreign currency	—	(1,432)	467
Other reclassifications	(598)	(199)	(1,473)
Balance at end of year	$3,205,075	$3,374,844	$3,552,806

Reconciliation of accumulated depreciation and amortization:
Balance at the beginning of year	$601,239	$537,406	$461,661
Depreciation and amortization expense	114,247	115,553	113,828
Accumulated depreciation and amortization of properties sold, impaired and held for sale during year	(76,939)	(51,478)	(36,749)
Translation adjustment on foreign currency	—	(242)	89
Other reclassifications	(179)	—	(1,423)
Balance at end of year	$638,368	$601,239	$537,406

Summary of Significant Accounting Policies (Policies)	12 Months Ended	48 Months Ended
	Dec. 31, 2011	Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation and Consolidation, Policy [Policy Text Block]
Basis of Presentation and Consolidation. The Company's consolidated financial statements are prepared on the accrual basis of accounting in accordance with U.S. generally accepted accounting principles (“GAAP”). The financial statements reflect the accounts of the Company and its consolidated subsidiaries. The Company consolidates its wholly-owned subsidiaries, partnerships and joint ventures which it controls (i) through voting rights or similar rights or (ii) by means other than voting rights if the Company is the primary beneficiary of a variable interest entity ("VIE"). Entities which the Company does not control and entities which are VIEs in which the Company is not the primary beneficiary are accounted for under appropriate GAAP.

If an investment is determined to be a VIE, the Company performs an analysis to determine if the Company is the primary beneficiary of the VIE. GAAP requires a VIE to be consolidated by its primary beneficiary. The primary beneficiary is the party that has a controlling financial interest in an entity. In order for a party to have a controlling financial interest in an entity, it must have (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of an entity that could potentially be significant to the VIE or the right to receive benefits from such entity that could potentially be significant to the VIE.

Consolidated Variable Interest Entities. The Company's consolidated VIEs were determined to be VIEs primarily because each entity's equity holders' obligation to absorb losses is protected or its equity investment at risk is not sufficient to permit the entities to finance activities without additional financial support. The Company determined that it was the primary beneficiary of these VIEs because it has a controlling financial interest in the entities.

The Company determined that a wholly-owned entity which owns an office building in Greenville, South Carolina is a VIE and is consolidated by the Company as the entity's obligation to absorb losses is protected. The tenant has an option to purchase the property on December 31, 2014 at fair market value, but not for less than $10,710 and not for greater than $11,550. If the tenant does not exercise the purchase option, the Company has the right to require the tenant to purchase the property for $10,710.

Non-Consolidated Variable Interest Entities. At December 31, 2011 and 2010, the Company held variable interests in certain non-consolidated VIEs; however, the Company was not the primary beneficiary of these VIEs as the Company does not have a controlling financial interest in the entities. The Company determined that Concord Debt Holdings LLC and related entities are VIEs. The Company's carrying value of these investments is zero and the Company has no obligation to fund future operations (see note 9). The Company has certain acquisition commitments and/ or acquisition, development and construction arrangements with VIEs. The Company is obligated to fund certain amounts as discussed in note 4.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share. Basic net income (loss) per share is computed by dividing net income (loss) reduced by preferred dividends and amounts allocated to non-vested share-based payment awards, if applicable, by the weighted-average number of common shares outstanding during the period. Diluted net income (loss) per share amounts are similarly computed but include the effect, when dilutive, of in-the-money common share options, OP units and put options of certain convertible securities

Use of Estimates, Policy [Policy Text Block]
Use of Estimates. Management has made a number of significant estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities and the reported amounts of revenues and expenses to prepare these consolidated financial statements in conformity with GAAP. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions. Management adjusts such estimates when facts and circumstances dictate. The most significant estimates made include the recoverability of accounts receivable, allocation of property purchase price to tangible and intangible assets acquired and liabilities assumed, the determination of VIEs and which entities should be consolidated, the determination of impairment of long-lived assets, loans receivable and equity method investments, valuation of derivative financial instruments and the useful lives of long-lived assets. Actual results could differ materially from those estimates.

Fair Value Measurements, Policy [Policy Text Block]
Fair Value Measurements. The Company follows the guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures ("Topic 820"), to determine the fair value of financial and non-financial instruments. Topic 820 defines fair value, establishes a framework for measuring fair value in GAAP and expands disclosures about fair value measurements. Topic 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels: Level 1 - quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities; Level 2 - observable prices that are based on inputs not quoted in active markets, but corroborated by market data; and Level 3 - unobservable inputs, which are used when little or no market data is available. The fair value hierarchy gives the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, as well as considering counterparty credit risk.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition. The Company recognizes lease revenue on a straight-line basis over the term of the lease unless another systematic and rational basis is more representative of the time pattern in which the use benefit is derived from the leased property. Renewal options in leases with rental terms that are lower than those in the primary term are excluded from the calculation of straight-line rent if the renewals are not reasonably assured. If the Company funds tenant improvements and the improvements are deemed to be owned by the Company, revenue recognition will commence when the improvements are substantially completed and possession or control of the space is turned over to the tenant. If the Company determines that the tenant allowances are lease incentives, the Company commences revenue recognition when possession or control of the space is turned over to the tenant for tenant work to begin. The lease incentive is recorded as a deferred expense and amortized as a reduction of revenue on a straight-line basis over the respective lease term. The Company recognizes lease termination fees as rental revenue in the period received and writes off unamortized lease-related intangible and other lease-related account balances, provided there are no further Company obligations under the lease. Otherwise, such fees and balances are recognized on a straight-line basis over the remaining obligation period with the termination payments being recorded as a component of rent receivable-deferred or deferred revenue on the Consolidated Balance Sheets.

Gains on sales of real estate are recognized based upon the specific timing of the sale as measured against various criteria related to the terms of the transactions and any continuing involvement associated with the properties. If the sales criteria are not met, the gain is deferred and the finance, installment or cost recovery method, as appropriate, is applied until the sales criteria are met. To the extent the Company sells a property and retains a partial ownership interest in the property, the Company recognizes gain to the extent of the third-party ownership interest.

Accounts Receivable, Policy [Policy Text Block]
Accounts Receivable. The Company continuously monitors collections from tenants and makes a provision for estimated losses based upon historical experience and any specific tenant collection issues that the Company has identified. As of December 31, 2011 and 2010, the Company's allowance for doubtful accounts was not significant.

Purchase Accounting and Acquisition of Real Estate, Policy [Policy Text Block]
Purchase Accounting and Acquisition of Real Estate. The fair value of the real estate acquired, which includes the impact of fair value adjustments for assumed mortgage debt related to property acquisitions, is allocated to the acquired tangible assets, consisting of land, building and improvements and identified intangible assets and liabilities, consisting of the value of above-market and below-market leases, other value of in-place leases and value of tenant relationships, based in each case on their fair values. Acquisition costs are expensed as incurred and are included in property operating expense in the accompanying Consolidated Statement of Operations. Also, noncontrolling interests acquired are recorded at estimated fair market value.

The fair value of the tangible assets of an acquired property (which includes land, building and improvements and fixtures and equipment) is determined by valuing the property as if it were vacant, and the “as-if-vacant” value is then allocated to land and building and improvements based on management's determination of relative fair values of these assets. Factors considered by management in performing these analyses include an estimate of carrying costs during the expected lease-up periods considering current market conditions and costs to execute similar leases. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses and estimates of lost rental revenue during the expected lease-up periods based on current market demand. Management also estimates costs to execute similar leases including leasing commissions.

In allocating the fair value of the identified intangible assets and liabilities of an acquired property, above-market and below-market lease values are recorded based on the difference between the current in-place lease rent and management's estimate of current market rents. Below-market lease intangibles are recorded as part of deferred revenue and amortized into rental revenue over the non-cancelable periods and bargain renewal periods of the respective leases. Above-market leases are recorded as part of intangible assets and amortized as a direct charge against rental revenue over the non-cancelable portion of the respective leases.

The aggregate value of other acquired intangible assets, consisting of in-place leases and tenant relationship values, is measured by the excess of (1) the purchase price paid for a property over (2) the estimated fair value of the property as if vacant, determined as set forth above. This aggregate value is allocated between in-place lease values and tenant relationship values based on management's evaluation of the specific characteristics of each tenant's lease. The value of in-place leases are amortized to expense over the remaining non-cancelable periods and any bargain renewal periods of the respective leases. The value of tenant relationships are amortized to expense over the applicable lease term plus expected renewal periods.

Depreciation is determined by the straight-line method over the remaining estimated economic useful lives of the properties. The Company generally depreciates buildings and building improvements over periods ranging from 8 to 40 years, land improvements from 15 to 20 years, and fixtures and equipment from 2 to 16 years.

Impairment of Real Estate, Policy [Policy Text Block]
Impairment of Real Estate. The Company evaluates the carrying value of all tangible and intangible real estate assets held for investment for possible impairment when an event or change in circumstance has occurred that indicates its carrying value may not be recoverable. The evaluation includes estimating and reviewing anticipated future undiscounted cash flows to be derived from the asset. If such cash flows are less than the asset's carrying value, an impairment charge is recognized to the extent by which the asset's carrying value exceeds the estimated fair value, which may be below the balance of any non-recourse financing. Estimating future cash flows and fair values is highly subjective and such estimates could differ materially from actual results.

Investment in Non-Consolidated Entities, Policy [Policy Text Block]
Investments in Non-Consolidated Entities. The Company accounts for its investments in 50% or less owned entities under the equity method, unless consolidation is required. If the Company's investment in the entity is insignificant and the Company has no influence over the control of the entity then the entity is accounted for under the cost method.

Impairment of Equity Method Investments, Policy [Policy Text Block]
Impairment of Equity Method Investments. The Company assesses whether there are indicators that the value of its equity method investments may be impaired. An impairment charge is recognized only if the Company determines that a decline in the value of the investment below its carrying value is other-than-temporary. The assessment of impairment is highly subjective and involves the application of significant assumptions and judgments about the Company's intent and ability to recover its investment given the nature and operations of the underlying investment, including the level of the Company's involvement therein, among other factors. To the extent an impairment is deemed to be other-than-temporary, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment.

Loans Receivable, Policy [Policy Text Block]
Loans Receivable. Loans held for investment are intended to be held to maturity and, accordingly, are carried at cost, net of unamortized loan origination costs and fees, loan purchase discounts, and net of an allowance for loan losses when such loan is deemed to be impaired. Loan origination costs and fees and loan purchase discounts are amortized over the term of the loan. The Company considers a loan impaired when, based upon current information and events, it is probable that it will be unable to collect all amounts due for both principal and interest according to the contractual terms of the loan agreement. Significant judgments are required in determining whether impairment has occurred. The Company performs an impairment analysis by comparing either the present value of expected future cash flows discounted at the loan's effective interest rate, the loan's observable current market price or the fair value of the underlying collateral to the net carrying value of the loan, which may result in an allowance and corresponding loan loss charge.

Acquisition, Development and Construction Arrangements, Policy [Policy Text Block]
Acquisition, Development and Construction Arrangements. The Company evaluates loans receivable where the Company participates in residual profits through loan provisions or other contracts to ascertain whether the Company has the same risks and rewards as an owner or a joint venture partner. Where the Company concludes that such arrangements are more appropriately treated as an investment in real estate, the Company reflects such loan receivable as an equity investment in real estate under construction in the Consolidated Balance Sheets. In these cases, no interest income is recorded on the loan receivable and the Company records capitalized interest during the construction period. In arrangements where the Company engages a developer to construct a property, the Company will capitalize interest and real estate taxes during the construction period.

Properties Held For Sale, Policy [Policy Text Block]
Properties Held For Sale. Assets and liabilities of properties that meet various held for sale criteria, including whether it is probable that a sale will occur within 12 months, are presented separately in the Consolidated Balance Sheets, with assets and liabilities being separately stated. The operating results of these properties are reflected as discontinued operations in the Consolidated Statements of Operations. Properties classified as held for sale are carried at the lower of net carrying value or estimated fair value less costs to sell. Properties that do not meet the held for sale criteria are accounted for as operating properties.

Deferred Expenses, Policy [Policy Text Block]
Deferred Expenses. Deferred expenses consist primarily of debt and leasing costs. Debt costs are amortized using the straight-line method, which approximates the interest method, over the terms of the debt instruments and leasing costs are amortized over the term of the related lease.

Derivative Financial Instruments, Policy [Policy Text Block]
Derivative Financial Instruments. The Company accounts for its interest rate swap agreements in accordance with FASB ASC Topic 815, Derivatives and Hedging ("Topic 815"). In accordance with Topic 815, these agreements are carried on the balance sheet at their respective fair values, as an asset if fair value is positive, or as a liability if fair value is negative. The interest rate swap is designated as a cash flow hedge whereby the effective portion of the interest rate swap's change in fair value is reported as a component of other comprehensive income (loss); the ineffective portion, if any, is recognized in earnings as an increase or decrease to interest expense.

Upon entering into hedging transactions, the Company documents the relationship between the interest rate swap agreement and the hedged item. The Company also documents its risk-management policies, including objectives and strategies, as they relate to its hedging activities. The Company assesses, both at inception of a hedge and on an on-going basis, whether or not the hedge is highly effective. The Company will discontinue hedge accounting on a prospective basis with changes in the estimated fair value reflected in earnings when (1) it is determined that the derivative is no longer effective in offsetting cash flows of a hedged item (including forecasted transactions), (2) it is no longer probable that the forecasted transaction will occur or (3) it is determined that designating the derivative as an interest rate swap is no longer appropriate. The Company may utilize interest rate swap and cap agreements to manage interest rate risk and does not anticipate entering into derivative transactions for speculative trading purposes.

Stock Compensation, Policy [Policy Text Block]
Stock Compensation. The Company maintains an equity participation plan. Non-vested share grants generally vest either based upon (1) time, (2) performance and/or (3) market conditions. Options granted under the plan in 2010 vest over a five-year period and expire ten years from the date of grant. Options granted under the plan in 2008 vest upon attainment of certain market performance measures and expire ten years from the date of grant. All share-based payments to employees, including grants of employee stock options, are recognized in the Consolidated Statements of Operations based on their fair values.

Tax Status, Policy [Policy Text Block]
Tax Status. The Company has made an election to qualify, and believes it is operating so as to qualify, as a REIT for federal income tax purposes. Accordingly, the Company generally will not be subject to federal income tax, provided that distributions to its shareholders equal at least the amount of its REIT taxable income as defined under Sections 856 through 860 of the Code.

The Company is permitted to participate in certain activities from which it was previously precluded in order to maintain its qualification as a REIT, so long as these activities are conducted in entities which elect to be treated as taxable REIT subsidiaries under the Code. As such, the Company is subject to federal and state income taxes on the income from these activities.

Income taxes, primarily related to the Company's taxable REIT subsidiaries, are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents. The Company considers all highly liquid instruments with original maturities of three months or less from the date of purchase to be cash equivalents.
Restricted Cash, Policy [Policy Text Block]	Restricted Cash. Restricted cash is comprised primarily of cash balances held in escrow with lenders.
Foreign Currency, Policy [Policy Text Block]
Foreign Currency. The Company determined that the functional currency of its former foreign operation, which was sold in 2010, was the respective local currency. As such, assets and liabilities of the Company's former foreign operation was translated using the period-end exchange rates, and revenues and expenses were translated using the exchange rate as determined throughout the period. Unrealized gains or losses resulting from translation are included in accumulated other comprehensive income (loss) and as a separate component of the Company's shareholders' equity.

Environmental Matters, Policy [Policy Text Block]
Environmental Matters. Under various federal, state and local environmental laws, statutes, ordinances, rules and regulations, an owner of real property may be liable for the costs of removal or remediation of certain hazardous or toxic substances at, on, in or under such property as well as certain other potential costs relating to hazardous or toxic substances. These liabilities may include government fines, penalties and damages for injuries to persons and adjacent property. Such laws often impose liability without regard to whether the owner knew of, or was responsible for, the presence or disposal of such substances. Although most of the tenants of properties in which the Company has an interest are primarily responsible for any environmental damage and claims related to the leased premises, in the event of the bankruptcy or inability of the tenant of such premises to satisfy any obligations with respect to such environmental liability, or if the tenant is not responsible, the Company's property owner subsidiary may be required to satisfy any such obligations, should they exist. In addition, the property owner subsidiary, as the owner of such a property, may be held directly liable for any such damages or claims irrespective of the provisions of any lease. As of December 31, 2011, the Company was not aware of any environmental matter relating to any of its investments that would have a material impact on the consolidated financial statements.

Segment Reporting, Policy [Policy Text Block]	Segment Reporting. The Company operates generally in one industry segment, net-leased real estate assets.
Reclassifications, Policy [Policy Text Block]
Reclassifications. Certain amounts included in prior years' financial statements have been reclassified to conform to the current year presentation, including certain statement of operations captions including activities for properties sold during 2011, which are presented as discontinued operations.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Reconciliation [Table Text Block]
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations for each of the years in the three-year period ended December 31, 2011:

	2011	2010	2009
BASIC AND DILUTED
Loss from continuing operations attributable to common shareholders	$(48,262)	$(35,793)	$(165,469)
Loss from discontinued operations attributable to common shareholders	(55,459)	(22,303)	(77,407)
Net loss attributable to common shareholders	$(103,721)	$(58,096)	$(242,876)
Weighted-average number of common shares outstanding	152,473,336	130,985,809	109,280,955
Loss per common share:
Loss from continuing operations	$(0.32)	$(0.27)	$(1.51)
Loss from discontinued operations	(0.36)	(0.17)	(0.71)
Net loss attributable to common shareholders	$(0.68)	$(0.44)	$(2.22)

Investments in Real Estate and Real Estate Under Construction (Tables)	12 Months Ended
Dec. 31, 2011
Investments in Real Estate and Real Estate Under Construction [Abstract]
Schedule of Acquired Properties [Table Text Block]
The Company, through property owner subsidiaries, acquired the following operating properties in separate transactions during 2011:

							Lease Intangibles
Property Type	Location	Acquisition/Consolidation Date	Initial Cost Basis	Lease Expiration	Land	Building and Improvements	Above Market Lease Value	Lease in-place Value	Tenant Relationships Value
Industrial	Byhalia, MS	May 2011	$27,492	03/2026	$1,005	$21,483	$—	$4,097	$907
Office	Rock Hill, SC	May 2011	$7,395	08/2021	$551	$4,313	$—	$1,853	$678
Office (1)	Allen, TX	May 2011	$36,304	03/2018	$5,591	$21,607	$—	$5,127	$3,979
Industrial (2)	Shelby, NC	June 2011	$23,470	05/2031	$1,421	$18,917	$—	$2,712	$420
Office	Columbus, OH	July 2011	$6,137	07/2027	$433	$2,773	$—	$2,205	$726
Industrial	Chillicothe, OH	October 2011	$12,110	06/2026	$736	$9,021	$—	$1,859	$494
Office (3)	Aurora, IL	October 2011	$15,300	09/2017	$3,063	$5,943	$1,272	$3,616	$1,406
			$128,208		$12,800	$84,057	$1,272	$21,469	$8,610

Weighted-average life of intangible assets (years)							6.0	11.8	9.7
(1)    The Company acquired the property from Net Lease Strategic Assets Fund L.P. pursuant to a purchase option.
(2)    The Company funded the construction of the property commencing in 2010.
(3)    Obtained control of joint venture investment (see note 9).

Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
As of December 31, 2011 and 2010, the components of intangible assets, are as follows:

	2011	2010
In-place lease values	$327,589	$335,152
Tenant relationship values	152,390	156,495
Above-market leases	66,939	85,987
	$546,918	$577,634

Schedule of Development Arrangements Outstanding [Table Text Block]
As of December 31, 2011, the Company had the following development arrangements outstanding:

Location	Property Type	Square Feet	Expected Maximum Commitment/Contribution	Estimated Purchase Price/Completion Cost	Lease Term (Years)	Estimated Completion Date
Saint Joseph, MO(1)	Office	99,000	$17,991	$17,991	15	2Q 12
Huntington, WV(1)(3)	Office	70,000	$11,826	$12,600	15	1Q 12
Shreveport, LA(1)	Industrial	257,000	$2,520	$13,064	10	2Q 12
Florence, SC	Office	32,000	$5,128	$5,128	12	1Q 12
Long Island City, NY(2)	Industrial	143,000	$46,728	$55,524	15	1Q 13
Jessup, PA	Office	150,000	$20,780	$20,780	15	2Q 12
		751,000	$104,973	$125,087
(1) Acquisition, development and construction arrangement.
(2) Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.
(3) Property acquired in January 2012.

Sales of Real Estate and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Real Estate and Discontinued Operations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following presents the operating results for the properties sold and held for sale during the years ended December 31, 2011, 2010 and 2009 along with properties sold through June 30, 2012:

	Year Ending December 31,
	2011	2010	2009
Total gross revenues	$18,320	$42,541	$66,797
Pre-tax net loss, including gains on sales	$(66,561)	$(30,547)	$(79,655)

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurement Inputs [Table Text Block]
The following tables present the Company's assets and liabilities from continuing operations measured at fair value on a recurring basis as of December 31, 2011 and 2010 and non-recurring basis during the year ended December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall:

		Fair Value Measurements Using
Description	2011	(Level 1)	(Level 2)	(Level 3)
Interest rate swap liability	$(3,236)	$—	$(3,236)	$—
Impaired real estate assets*	$133,220	$—	$—	$133,220
*Represents a non-recurring fair value measurement.

		Fair Value Measurements Using
Description	2010	(Level 1)	(Level 2)	(Level 3)
Forward purchase equity asset	$27,574	$—	$27,574	$—
Interest rate swap liability	$(5,280)	$—	$(5,280)	$—
Impaired real estate assets*	$235	$—	$—	$235
Impaired loan receivable*	$6,860	$—	$—	$6,860
*Represents a non-recurring fair value measurement.

Schedule of Carrying Amounts and Fair Value of Financial Instruments [Table Text Block]
The table below sets forth the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2011 and 2010:

	As of December 31, 2011		As of December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Loans Receivable	$66,619	$54,179	$88,937	$75,868

Liabilities
Debt	$1,662,375	$1,533,205	$1,774,985	$1,614,626

Mortgages and Notes Payable (Tables) (Mortgages and Notes Payable [Member])	12 Months Ended
Dec. 31, 2011
Mortgages and Notes Payable [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal and balloon payments for mortgages and notes payable for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$176,350
2013	320,873
2014	252,699
2015	283,767
2016	131,406
Thereafter	202,105
1,367,200
Debt discount	(1,196)
$1,366,004

Convertible Notes, Exchangeble Notes and Trust Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
Schedule of Long-term Debt Instruments [Table Text Block]
Below is a summary of additional disclosures related to the 6.00% Convertible Guaranteed Notes and the 5.45% Exchangeable Guaranteed Notes.

	6.00% Convertible Guaranteed Notes		5.45% Exchangeable Guaranteed Notes
Balance Sheets:	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
Principal amount of debt component	$115,000	$115,000	$62,150	$62,150
Unamortized discount	(9,851)	(11,789)	(48)	(712)
Carrying amount of debt component	$105,149	$103,211	$62,102	$61,438
Carrying amount of equity component	$13,134	$13,134	$20,293	$20,293
Effective interest rate	8.1%	7.5%	7.0%	7.0%
Period through which discount is being amortized, put date	01/2017	01/2017	01/2012	01/2012
Aggregate if-converted value in excess of aggregate principal amount	$7,907	$14,036	$—	$—

Statements of Operations:	2011	2010	2009
6.00% Convertible Guaranteed Notes
Coupon interest	$6,900	$6,408	$—
Discount amortization	1,938	1,776	—
	$8,838	$8,184	$—
5.45% Exchangeable Guaranteed Notes
Coupon interest	$3,387	$3,504	$7,554
Discount amortization	664	689	1,479
	$4,051	$4,193	$9,033

Convertible Notes, Exchangeable Notes, and Trust Preferred Securities [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled principal payments for these debt instruments for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012(1)	$62,150
2013	—
2014	—
2015	—
2016	—
Thereafter	244,120
306,270
Debt discounts	(9,899)
$296,371

(1)	Although the 5.45% Exchangeable Guaranteed Notes matured in 2027, the notes were put to the Company in 2012.

Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments [Table Text Block]
As of December 31, 2011, the Company had the following outstanding interest rate derivative that was designated as a cash flow hedge of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Swap	1	$60,551

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 and 2010.

	As of December 31, 2011		As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Swap Liability	Accounts Payable and Other Liabilities	$(3,236)	Accounts Payable and Other Liabilities	$(5,280)

Derivatives not designated as hedging instruments:
Forward Purchase Equity Commitment			Other Assets	$27,574

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations for 2011 and 2010:

Derivatives in Cash Flow	Amount of Loss Recognized in OCI on Derivative (Effective Portion) December 31,		Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion) December 31,
Hedging Relationships	2011	2010		2011	2010
Interest Rate Swap	$(835)	$(2,914)	Interest expense	$2,879	$2,875

Derivatives Not Designated as	Location of Gain Recognized in	Amount of Gain Recognized in Income on Derivative December 31,
Hedging Instruments	Income on Derivative	2011	2010
Forward Purchase Equity Commitment	Change in value of forward equity commitment	$2,030	$8,906

Derivative Instruments and Hedging Activities
Derivatives and Hedging Activities

Risk Management Objective of Using Derivatives. The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity, and credit risk primarily by managing the type, amount, sources, and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company's derivative financial instruments are used to manage differences in the amount, timing, and duration of the Company's known or expected cash receipts and its known or expected cash payments principally related to the Company's investments and borrowings.

Cash Flow Hedges of Interest Rate Risk. The Company's objectives in using interest rate derivatives are to add stability to interest expense, to manage its exposure to interest rate movements and therefore manage its cash outflows as it relates to the underlying debt instruments. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy relating to certain of its variable rate debt instruments. Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income (loss) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.

The Company designated the interest-rate swap agreement with KeyBank as a cash flow hedge of the risk of variability attributable to changes in the LIBOR swap rate on $35,551 and $25,000 of LIBOR-indexed variable-rate secured term loans. Accordingly, changes in the fair value of the swap are recorded in other comprehensive income (loss) and reclassified to earnings as interest becomes receivable or payable. Because the fair value of the swap at inception of the hedge was not zero, the Company cannot assume that there will be no ineffectiveness in the hedging relationship. However, the Company expects the hedging relationship to be highly effective and will measure and report any ineffectiveness in earnings.

Amounts reported in accumulated other comprehensive income (loss) related to derivatives will be reclassified to interest expense as interest payments are made on these secured term loans. During the next 12 months, the Company estimates that an additional $1,695 will be reclassified as an increase to interest expense if the swap remains outstanding.

As of December 31, 2011, the Company had the following outstanding interest rate derivative that was designated as a cash flow hedge of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional
Interest Rate Swap	1	$60,551

Derivatives Not Designated as Hedges. The Company does not use derivatives for trading or speculative purposes. During 2008, the Company entered into a forward purchase equity commitment with a financial institution to finance the purchase of 3,500,000 common shares of the Company at $5.60 per share as specifically approved by the Company's Board of Trustees. The Company prepaid $15,576. The remainder was to be paid through (i) physical settlement or (ii) net cash settlement, net share settlement or a combination of both, at the Company's option. The Company agreed to make floating payments during the term of the forward purchase at LIBOR plus 250 basis points per annum, and the Company retained the cash dividends paid on the common shares; however, the counterparty retained any stock dividends as additional collateral. The Company's third-party consultant determined the fair value of the equity commitment to be $27,574 at December 31, 2010, and the Company recognized earnings during 2011, 2010 and 2009 of $2,030, $8,906 and $7,182, respectively, primarily relating to the increase in the fair value of the common shares held as collateral. The Company settled this commitment in October 2011 through a cash payment of $4,024 and retired 3,974,645 common shares.

The table below presents the fair value of the Company's derivative financial instruments as well as their classification on the Consolidated Balance Sheets as of December 31, 2011 and 2010.

	As of December 31, 2011		As of December 31, 2010
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest Rate Swap Liability	Accounts Payable and Other Liabilities	$(3,236)	Accounts Payable and Other Liabilities	$(5,280)

Derivatives not designated as hedging instruments:
Forward Purchase Equity Commitment			Other Assets	$27,574

The tables below present the effect of the Company's derivative financial instruments on the Consolidated Statements of Operations for 2011 and 2010:

Derivatives in Cash Flow	Amount of Loss Recognized in OCI on Derivative (Effective Portion) December 31,		Location of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion) December 31,
Hedging Relationships	2011	2010		2011	2010
Interest Rate Swap	$(835)	$(2,914)	Interest expense	$2,879	$2,875

Derivatives Not Designated as	Location of Gain Recognized in	Amount of Gain Recognized in Income on Derivative December 31,
Hedging Instruments	Income on Derivative	2011	2010
Forward Purchase Equity Commitment	Change in value of forward equity commitment	$2,030	$8,906

The Company's agreement with the swap derivative counterparty contains a provision whereby if the Company defaults on the underlying indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default of the swap derivative obligation. As of December 31, 2011, the Company had not posted any collateral related to the agreement. If the Company had breached any of these provisions at December 31, 2011, it would have been required to settle its obligations under the agreement at the termination value of $3,400, which includes accrued interest.

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Schedule of Future Minimum Rental Payments Receivable for Operating Leases [Table Text Block]
Minimum future rental receipts under the non-cancelable portion of tenant leases, assuming no new or re-negotiated leases, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$285,462
2013	267,912
2014	234,097
2015	196,446
2016	167,297
Thereafter	752,745
$1,903,959

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum future rental payments under non-cancelable leasehold interests, excluding leases held through industrial revenue bonds and lease payments in the future that are based upon fair market value, for the next five years and thereafter are as follows:

Year ending December 31,	Total
2012	$2,624
2013	2,426
2014	1,985
2015	1,793
2016	1,465
Thereafter	13,121
$23,414

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Schedule of Dividends Paid [Table Text Block]
The following details the declared 2009 quarterly common share dividends:

Dividend	Per Common Share Amount	Dividend	Common Shares Issued	Cash Paid
First quarter 2009	$0.18	April 24, 2009	5,097,229	$1,819
Second quarter 2009	$0.18	July 30, 2009	4,333,183	$1,970
Third quarter 2009	$0.18	October 16, 2009	3,873,786	$2,110
Fourth quarter 2009	$0.10	January 15, 2010	—	$12,194

Effects of Changes in the Company's Ownership Interests in Noncontrolling Interests [Table Text Block]
The following discloses the effects of changes in the Company's ownership interests in its noncontrolling interests:

	Net Loss Attributable to Shareholders and Transfers from Noncontrolling Interests
	2011	2010	2009
Net loss attributable to Lexington Realty Trust shareholders	$(79,584)	$(32,960)	$(210,152)
Transfers from noncontrolling interests:
Increase in additional paid-in-capital for redemption of noncontrolling OP units	2,187	2,685	3,580
Change from net loss attributable to shareholders and transfers from noncontrolling interests	$(77,397)	$(30,275)	$(206,572)

Benefit Plans Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The more significant assumptions underlying the determination of fair value for options granted were as follows:

	2010 Options	2009 Options	2008 Options
Weighted-average fair value of options granted	$1.94	$2.19	$1.24
Weighted-average risk-free interest rate	2.54%	3.29%	1.33%
Weighted-average expected option lives (in years)	6.50	6.70	3.60
Weighted-average expected volatility	49.00%	59.08%	59.94%
Weighted-average expected dividend yield	7.40%	6.26%	14.40%

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Share option activity during the years indicated is as follows:

	Number of Shares	Weighted-Average Exercise Price Per Share
Balance at December 31, 2008 (1)	2,252,000	$4.97
Granted	—	—
Balance at December 31, 2009	2,252,000	4.97
Granted	2,514,001	7.16
Exercised	(352,628)	4.97
Forfeited	(23,768)	5.18
Balance at December 31, 2010	4,389,605	6.23
Exercised	(501,324)	5.16
Balance at December 31, 2011	3,888,281	$6.36
(1) As adjusted as a result of share dividends paid in 2009.

Schedule of Nonvested Share Activity [Table Text Block]
Non-vested share activity for the years ended December 31, 2011 and 2010, is as follows:

	Number of Shares	Weighted-Average Value Per Share
Balance at December 31, 2009	743,342	$13.28
Granted	267,170	7.95
Vested	(169,215)	18.87
Forfeited	(21,720)	22.10
Balance at December 31, 2010	819,577	10.16
Granted	582,102	7.49
Vested	(211,954)	13.56
Forfeited	(10,140)	21.99
Balance at December 31, 2011	1,179,585	$8.13

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The Company's benefit (provision) for income taxes for the years ended December 31, 2011, 2010 and 2009 is summarized as follows:

	2011	2010	2009
Current:
Federal	$(440)	$—	$(401)
State and local	(1,099)	(1,076)	(2,096)
NOL utilized	566	—	343
Deferred:
Federal	1,399	(418)	(187)
State and local	400	(53)	(26)
	$826	$(1,547)	$(2,367)

Statutory Accounting Practices Disclosure [Table Text Block]
The income tax benefit (provision) differs from the amount computed by applying the statutory federal income tax rate to pre-tax operating income as follows:

	2011	2010	2009
Federal provision at statutory tax rate (34%)	$(580)	$(388)	$(376)
State and local taxes, net of federal benefit	(100)	(31)	(33)
Other	1,506	(1,128)	(1,958)
	$826	$(1,547)	$(2,367)

Summary of Average Taxable Nature of Dividends [Table Text Block]
A summary of the average taxable nature of the Company's common dividends for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$0.46	$0.40	$0.72
Ordinary income	47.33%	99.11%	53.80%
15% rate - qualifying dividend	1.11%	0.89%	0.61%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	51.56%	—	45.59%
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series B Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$2.0125	$2.0125	$2.0125
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series C Preferred for each of the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$3.25	$3.25	$3.25
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
Return of capital	—	—	—
	100.00%	100.00%	100.00%
A summary of the average taxable nature of the Company's dividend on shares of its Series D Cumulative Redeemable Preferred Stock for the years in the three-year period ended December 31, 2011, is as follows:

	2011	2010	2009
Total dividends per share	$1.76498	$2.01002(1)	$1.8875
Ordinary income	97.70%	99.11%	98.87%
15% rate - qualifying dividend	2.30%	0.89%	1.13%
15% rate gain	—	—	—
25% rate gain	—	—	—
	100.00%	100.00%	100.00%
_________
(1)Of the total dividend paid in January 2011, $0.12252 is allocated to 2010 and $0.349355 is allocated to 2011.

Unaudited Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	2011
	3/31/2011	6/30/2011	9/30/2011	12/31/2011
Total gross revenues(1)	$78,302	$78,468	$80,466	$80,988
Net income (loss)	$(15,993)	$(56,957)	$(30,844)	$14,016
Net income (loss) attributable to common shareholders	$(23,638)	$(50,539)	$(37,048)	$7,504
Net income (loss) attributable to common shareholders - basic per share	$(0.16)	$(0.33)	$(0.24)	$0.05
Net income (loss) attributable to common shareholders - diluted per share	$(0.21)	$(0.33)	$(0.24)	$0.05

	2010
	3/31/2010	6/30/2010	9/30/2010	12/31/2010
Total gross revenues(1)	$76,938	$76,432	$78,393	$77,619
Net income (loss)	$(29,326)	$(29,701)	$7,340	$14,277
Net income (loss) attributable to common shareholders	$(33,048)	$(30,379)	$58	$5,273
Net income (loss) attributable to common shareholders - basic and diluted per share	$(0.27)	$(0.23)	$0.00	$0.04
__________
(1) All periods have been adjusted to reflect the impact of properties sold during the six months ended June 30, 2012 and the years ended December 31, 2011 and 2010, and properties classified as held for sale, which are reflected in discontinued operations in the Consolidated Statements of Operations.

The Company (Details)	Dec. 31, 2011 states properties	Dec. 31, 2010 properties states
The Company [Abstract]
Number of Consolidated Properties	185	195
Number of States in which Entity has Interests	39	39

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Line Items]
Tenant Purchase Requirement, Minimum	$ 10,710
Tenant Purchase Requirement Maximum	11,550
Required Tenant Purchase Price	$ 10,710
Building and Building Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Land and Equipment, Useful Life, Minimum (in years)	8
Property, Land and Equipment, Useful Life, Maximum (in years)	40
Land Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Land and Equipment, Useful Life, Minimum (in years)	15
Property, Land and Equipment, Useful Life, Maximum (in years)	20
Fixtures and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Property, Land and Equipment, Useful Life, Minimum (in years)	2
Property, Land and Equipment, Useful Life, Maximum (in years)	16

Earnings Per Share (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009
Earnings Per Share [Line Items]
Loss from continuing operations attributable to common shareholders					$ (48,262,000)	$ (35,793,000)	$ (165,469,000)
Loss from discontinued operations attributable to common shareholders					(55,459,000)	(22,303,000)	(77,407,000)
Net loss attributable to common shareholders					(103,721,000)	(58,096,000)	(242,876,000)
Weighted-average number of common shares outstanding					152,473,336	130,985,809	109,280,955
Loss per common share:
Loss from continuing operations					$ (0.32)	$ (0.27)	$ (1.51)
Loss from discontinued operations					$ (0.36)	$ (0.17)	$ (0.71)
Net loss attributable to common shareholders	$ 0.04	$ 0	$ (0.23)	$ (0.27)	$ (0.68)	$ (0.44)	$ (2.22)
Earnings Per Share
Common shares issued	146,552,589				154,938,351	146,552,589	0	3,873,786	4,333,183	5,097,229
Series C | Cumulative Convertible
Earnings Per Share
Preferred shares repurchased and retired					125,000
Discount to historical cost basis					833,000
Convertible preferred stock, shares issued upon conversion							503,100
Common shares issued							2,955,368
Preferred stock conversions, inducements							6,994,000
Series B | Cumulative Redeemable
Earnings Per Share
Preferred shares repurchased and retired					419,126
Premium to historical cost					$ 95,000

Investments in Real Estate and Real Estate Under Construction (Details) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2010	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009 years
Acquired Properties [Abstract]
Initial Cost Basis		$ 128,208,000
Land		12,800,000
Buildings and building improvements		84,057,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		1,272,000
Lease in-place Value		21,469,000
Customer Relationships Value		8,610,000
Recognized Aggregate Acquisition Expenses		432,000		164,000
Intangible Assets [Abstract]
Intangible Assets, Gross		546,918,000		577,634,000
Estimated Amortization, 2012		37,925,000
Estimated Amortization, 2013		27,862,000
Estimated Amortization, 2014		22,406,000
Estimated Amortization, 2015		16,819,000
Estimated Amortization, 2016		14,468,000
Below Market Leases [Abstract]
Below-market Leases, Net of Accretion		78,806,000		94,677,000
Future Accretion, 2012		7,134,000
Future Accretion, 2013		6,696,000
Future Accretion, 2014		5,734,000
Future Accretion, 2015		4,671,000
Future Accretion, 2016		3,693,000
Development Arrangements Outstanding [Abstract]
Lease term (in years)					30
Development in Process		32,829,000		11,258,000
Sale Leaseback Transaction Payment	3,275,000
Columbus, Ohio [Member]
Investments in Real Estate and Real Estate Under Construction [Line Items]
Property Purchase Price				16,650,000
Development Arrangements Outstanding [Abstract]
Lease term (in years)				16
Mortgage Debt [Member]
Development Arrangements Outstanding [Abstract]
Non-recourse Mortgage Note	2,450,000	6,468,000
Interest Rate	7.50%
Corporate Joint Venture [Member]
Development Arrangements Outstanding [Abstract]
Maximum Loan to Joint Venture		4,398,000
Lender Subsidiary [Member]
Development Arrangements Outstanding [Abstract]
Acquisition, Development and Construction Arrangements		3
Square feet		751,000
Expected Maximum Commitment/Contribution		104,973,000
Estimated Property Purchase Price/Completion Cost		125,087,000
Office Property [Member] | Eugene Oregon [Member]
Investments in Real Estate and Real Estate Under Construction [Line Items]
Deposit Toward Purchase of Real Estate Under Construction		1,700,000
Development Arrangements Outstanding [Abstract]
Square feet		80,000
Letter of Credit Toward Purchase of Real Estate Under Construction		1,600,000
Purchase Price of Real Estate Under Construction		17,558,000
Office Property [Member] | Rock Hill, South Carolina [Member]
Acquired Properties [Abstract]
Initial Cost Basis		7,395,000
Land		551,000
Buildings and building improvements		4,313,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		1,853,000
Customer Relationships Value		678,000
Office Property [Member] | Allen, Texas [Member]
Acquired Properties [Abstract]
Initial Cost Basis		36,304,000	[1]
Land		5,591,000	[1]
Buildings and building improvements		21,607,000	[1]
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0	[1]
Lease in-place Value		5,127,000	[1]
Customer Relationships Value		3,979,000	[1]
Office Property [Member] | Columbus, Ohio [Member]
Acquired Properties [Abstract]
Initial Cost Basis		6,137,000
Land		433,000
Buildings and building improvements		2,773,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		2,205,000
Customer Relationships Value		726,000
Office Property [Member] | Florence, South Carolina [Member]
Development Arrangements Outstanding [Abstract]
Square feet		32,000
Expected Maximum Commitment/Contribution		5,128,000
Estimated Property Purchase Price/Completion Cost		5,128,000
Lease term (in years)		12
Office Property [Member] | Jessup, Pennsylvania [Member]
Development Arrangements Outstanding [Abstract]
Square feet		150,000
Expected Maximum Commitment/Contribution		20,780,000
Estimated Property Purchase Price/Completion Cost		20,780,000
Lease term (in years)		15
Office Property [Member] | Aurora, Illinois [Member]
Acquired Properties [Abstract]
Initial Cost Basis		15,300,000	[2]
Land		3,063,000	[2]
Buildings and building improvements		5,943,000	[2]
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		1,272,000	[2]
Lease in-place Value		3,616,000	[2]
Customer Relationships Value		1,406,000	[2]
Office Property [Member] | Lender Subsidiary [Member]
Development Arrangements Outstanding [Abstract]
Buildings to Construct		2
Office Property [Member] | Lender Subsidiary [Member] | Saint Joseph, Missouri [Member]
Development Arrangements Outstanding [Abstract]
Square feet		99,000	[3]
Expected Maximum Commitment/Contribution		17,991,000	[3]
Estimated Property Purchase Price/Completion Cost		17,991,000	[3]
Lease term (in years)		15	[3]
Office Property [Member] | Lender Subsidiary [Member] | Huntington, West Virginia [Member]
Development Arrangements Outstanding [Abstract]
Square feet		70,000	[3],[4]
Expected Maximum Commitment/Contribution		11,826,000	[3],[4]
Estimated Property Purchase Price/Completion Cost		12,600,000	[3],[4]
Lease term (in years)		15	[3],[4]
Industrial Property [Member] | Byhalia, Mississippi [Member]
Acquired Properties [Abstract]
Initial Cost Basis		27,492,000
Land		1,005,000
Buildings and building improvements		21,483,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		4,097,000
Customer Relationships Value		907,000
Industrial Property [Member] | Shelby, North Carolina [Member]
Acquired Properties [Abstract]
Initial Cost Basis		23,470,000	[5]
Land		1,421,000	[5]
Buildings and building improvements		18,917,000	[5]
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0	[5]
Lease in-place Value		2,712,000	[5]
Customer Relationships Value		420,000	[5]
Industrial Property [Member] | Long Island City, New York [Member]
Development Arrangements Outstanding [Abstract]
Square feet		143,000	[6]
Expected Maximum Commitment/Contribution		46,728,000	[6]
Estimated Property Purchase Price/Completion Cost		55,524,000	[6]
Lease term (in years)		15	[6]
Industrial Property [Member] | Chillicothe Ohio [Member]
Acquired Properties [Abstract]
Initial Cost Basis		12,110,000
Land		736,000
Buildings and building improvements		9,021,000
Finite-Lived Intangible Asset, Off-market Lease, Favorable, Gross		0
Lease in-place Value		1,859,000
Customer Relationships Value		494,000
Industrial Property [Member] | Lender Subsidiary [Member] | Shreveport, Louisiana [Member]
Development Arrangements Outstanding [Abstract]
Square feet		257,000	[3]
Expected Maximum Commitment/Contribution		2,520,000	[3]
Estimated Property Purchase Price/Completion Cost		13,064,000	[3]
Lease term (in years)		10	[3]
Development Deals [Member]
Development Arrangements Outstanding [Abstract]
Development in Process		32,829,000
Real Estate Investment Capitalized Interest		619,000
Payment Guarantee [Member]
Development Arrangements Outstanding [Abstract]
Guarantor Obligations, Current Carrying Value		1,500,000
In-place Lease Values [Member]
Intangible Assets [Abstract]
Intangible Assets, Gross		327,589,000		335,152,000
Development Arrangements Outstanding [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		11.8
Tenant Relationship Values [Member]
Intangible Assets [Abstract]
Intangible Assets, Gross		152,390,000		156,495,000
Development Arrangements Outstanding [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		9.7
Above-market Leases [Member]
Intangible Assets [Abstract]
Intangible Assets, Gross		$ 66,939,000		$ 85,987,000
Development Arrangements Outstanding [Abstract]
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life		6

[1]	The Company acquired the property from Net Lease Strategic Assets Fund L.P. pursuant to a purchase option.
[2]	Obtained control of joint venture investment (see note 9).
[3]	Acquisition, development and construction arrangement.
[4]	Property acquired in January 2012.
[5]	The Company funded the construction of the property commencing in 2010.
[6]	Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.

Sales of Real Estate and Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 years properties
Real Estate and Discontinued Operations [Abstract]
Real estate number of properties sold (in # of properties)	17	13	18
Aggregate gross disposition price	$ 124,039	$ 80,224	$ 108,475
Aggregate Gain on Sales of Properties	6,557	14,613	9,134
Debt satisfaction gains (charges), net	(606)	2,924	11,471
Properties classified as held-for-sale (in # of properties)	0	2
Total gross revenues	18,320	42,541	66,797
Pre-tax loss, including gains on sale	(66,561)	(30,547)	(79,655)
Gross proceeds from sale leaseback transaction			4,750
Lease term (in years)			30
Properties conveyed to lenders (in # of properties)			3
Nonrecourse mortgage debt	$ 20,653		$ 38,022

Impairment of Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment of Real Estate
Properties having outstanding non-recourse mortgage debt	2
Non-recourse mortgage debt net of lender escrows	$ 20,653		$ 38,022
Fair value of properties after impairment charges	14,655
Non-recourse mortgage debt, net of escrows, less fair value of property after impairment	5,998
Proceeds from Sale of Available-for-sale Securities			9,451
Available-for-sale Securities, Gross Realized Gain (Loss)			(491)
Secured Bond Investment [Member]
Impairment of Real Estate
Other than Temporary Impairment Losses, Investments		168
Segment, Continuing Operations [Member]
Impairment of Real Estate
Impairment charges on real estate	41,301	2,955
Segment, Discontinued Operations [Member]
Impairment of Real Estate
Impairment charges on real estate	$ 76,142	$ 50,061	$ 99,590

Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended			22 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Feb. 28, 2011	Jun. 30, 2011 properties	Dec. 31, 2011 ClassesOfFinancing TypesOfFinancing	Dec. 31, 2010 properties	Dec. 31, 2009 Loans	Dec. 31, 2011	Mar. 31, 2011 Vacant Industrial Property [Member]	Dec. 31, 2009 Discounted Payoff [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jun. 30, 2011 Lender Subsidiary [Member] Mezzanine [Member]	Dec. 31, 2010 Lender Subsidiary [Member] Mezzanine [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes, Loans and Financing Receivable, Net	$ 88,937			$ 66,619	$ 88,937		$ 66,619		$ 3,865
Receivable with Imputed Interest, Effective Yield (Interest Rate)										4.60%	16.00%
Payments to Acquire Mortgage Notes Receivable								3,003				10,000	17,000
Number Of Properties Representing Equity Interest Entity Received As Pledge From Borrower To Secure Notes Receivable			2
Percent Of Equity Interest Entity Received As Pledge From Borrower To Secure Notes Receivable												100.00%
Mortgage Loans on Real Estate, Minimum Interest Rate in Range		14.00%	15.00%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range			18.50%				16.00%
Value Of Real Estate Acquired By Third Party Partially Financed By Entity								3,650
Mortgage Loans on Real Estate, Interest Rate				15.00%				7.80%
Loans and Leases Receivable, Gross, Carrying Amount				21,515			21,515
Fee For Extending Mortgage Loan Receivable By One Year Percent					0.50%
Average Annual Rent				3,968
Additional Contingent Loan				12,199			12,199
Number Of Real Estate Properties Financed By Entity					5
Proceeds From Prepayments Of Mortgage Notes Receivable	7,500
Mortgage Loans on Real Estate, Carrying Amount of Mortgages				9,500			9,500
Number Of Types Of Financing Receivable				2
Number Of Classes Of Financing Receivable				1
Loan Loss Recorded					3,756
Loans Receivable, Discounted Payoff, Number						2
Loans Receivable, Aggregate Carrying Value of Loans With Discounted Payoff									4,950
Allowance for Loan and Lease Losses, Provision for Loss, Net						$ 1,085

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		$ 27,574
Interest rate swap liability	(3,236)	(5,280)
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements Using Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		0
Interest rate swap liability	0	0
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements Using Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		27,574
Interest rate swap liability	(3,236)	(5,280)
Fair Value, Measurements, Recurring [Member] | Fair Value Measurements Using Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Forward purchase equity asset		0
Interest rate swap liability	0	0
Fair Value, Measurements, Nonrecurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	133,220	235
Impaired loan receivable		6,860
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Measurements Using Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	0	0
Impaired loan receivable		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Measurements Using Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	0	0
Impaired loan receivable		0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value Measurements Using Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired real estate assets	133,220	235
Impaired loan receivable		$ 6,860

Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amount [Member]
Assets
Loans Receivable	$ 66,619	$ 88,937
Liabilities
Debt	1,662,375	1,774,985
Fair Value [Member]
Assets
Loans Receivable	54,179	75,868
Liabilities
Debt	$ 1,533,205	$ 1,614,626

Investment in and Advances to Non-Consolidated Entities (Details) (USD $)	12 Months Ended							12 Months Ended					1 Months Ended	12 Months Ended																				12 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Partnerships	May 05, 2011 Nonrecourse Mezzanine Loan [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Short-term Debt [Member] NLS Entity [Member]	May 31, 2011 Short-term Debt [Member] NLS Entity [Member]	Dec. 31, 2010 Short-term Debt [Member] NLS Entity [Member]	Dec. 31, 2011 Allen, Texas Property [Member] Nonrecourse Mezzanine Loan [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Allen, Texas Property [Member] First Mortgage [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Lexington Reality Advisors Inc [Member]	Dec. 31, 2011 Lexington Reality Advisors Inc [Member] Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Lexington Reality Advisors Inc [Member] Net Lease Strategic Assets Fund L P [Member] Maximum [Member]	Apr. 30, 2011 Pemlex LLC [Member] sqft	Dec. 31, 2011 Pemlex LLC [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2010 Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2009 Net Lease Strategic Assets Fund L P [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Return On Of Investment Seventh Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Return On Of Investment Ninth Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment First Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Second Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Third Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Fifth Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Return On Of Investment Sixth Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Common Stock [Member] Inland American Real Estate Trust Inc [Member]	Dec. 31, 2011
Net Lease Strategic Assets Fund L P [Member]
Common Stock [Member]
Inland American Real Estate Trust Inc [Member]
Return On Of Investment Fifth Priority [Member]
Return on Investments From Operations [Member]
																												Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Unpaid Preferred Equity [Member] Return On Of Investment Second Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Unpaid Preferred Equity [Member] Return On Of Investment Third Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member] Return On Of Investment Second Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member] Return On Of Investment Third Priority [Member] Return on Investment From Capital Events [Member]	Dec. 31, 2011 Net Lease Strategic Assets Fund L P [Member] Preferred Stock [Member] Return On Of Investment Fourth Priority [Member] Return on Investments From Operations [Member]	Dec. 31, 2011 Concord Debt Holdings LLC [Member]	Dec. 31, 2010 Concord Debt Holdings LLC [Member]	Dec. 31, 2006 Concord Debt Holdings LLC [Member]	Dec. 31, 2006 Concord Debt Holdings LLC [Member] WRT [Member]	Dec. 31, 2011 Lex Win Concord [Member]	Dec. 31, 2011 CDH CDO LLC [Member]	Dec. 31, 2011 LW Sofi LLC [Member]	Mar. 31, 2011 Other Nonconsolidated Entity [Member]	Dec. 31, 2009 Other Nonconsolidated Entity [Member]	Dec. 31, 2011 Limited Partnership [Member]	Dec. 31, 2009 Hotel Joint Venture [Member]	Dec. 31, 2011 Partnership [Member] Maximum [Member]	Dec. 31, 2011 Partnership [Member] Minimum [Member]	Dec. 31, 2009 Columbia South Carolina [Member] Office Property [Member]	Dec. 31, 2011 Mortgages [Member]	Feb. 28, 2010 Mortgages [Member]	Dec. 31, 2011 Mortgages [Member] Partnership [Member]	Feb. 21, 2012 Business Combination [Member] Inland American Real Estate Trust Inc [Member]	Feb. 21, 2012 Business Combination [Member] NLS Entity [Member] properties
Investments in and Advances to Affiliates [Line Items]
Investment in joint venture	$ 19,940,000	$ 11,258,000	$ (4,765,000)										$ 14,180,000
Square feet of property acquired													210,000
Payment to acquire real estate													15,900,000
Internal rate of return on investment													15.00%
Annual preferred return on investment													9.60%
Income from equity method investment	30,334,000	21,741,000	(123,176,000)											1,344,000	3,599,000	3,636,000	3,636,000
Co-venture equity ownership percentage, by partner																										85.00%											50.00%
Co-venture equity ownership percentage																				15.00%										100.00%						50.00%							40.00%		35.00%	27.00%
Return on investment percent, by partner																					9.00%
Return on investment, value by partner																					220,590,000						220,590,000
Return on investment, percent																						9.00%	9.00%	9.00%				10.50%	10.50%		6.50%	6.50%
Return on investment, value																							38,928,000		38,928,000			115,579,000			46,786,000		162,365,000
Remaining cashflow allocation if company is general partner, by partner																		65.00%	65.00%
Remaining cashflow allocation if company is general partner																		35.00%	35.00%
Residual cashflow allocation if entity is not general partner percentage by partner																		85.00%	85.00%
Residual cashflow allocation if entity is not general partner percentage																		15.00%	15.00%
Management fee											0.38%
Contingent property management fee												3.00%
Acquisition fee											0.50%
Equity recognized in income using hypothetical liquidation															21,572,000	19,468,000	12,364,000
Difference between assets contributed and fair value of initial investment															94,723,000
Exercise Price of Buy Sell Right																																																			213,014,000	548,706,000
Properties to Sell																																																				41
Total Properties																																																				43
Loans Receivable Rate Of Interest				15.00%		7.40%	6.90%
Loans and Leases Receivable, Related Parties				6,875,000	20,077,000	13,202,000	7,614,000
Noncash or Part Noncash Acquisition, Debt Assumed								6,875,000	30,582,000
Equity method investment distributions	11,549,000	3,233,000	4,707,000																															3,596,000				258,000	100,000
Equity method investment																																			0					5,760,000	719,000
Loss on impairment																																									1,559,000	6,480,000
Gain on sale of property																																															2,000,000
Proceeds from sale of property																																															12,513,000
Equity method investment, sales proceeds																																												60,000
Number of partnerships			5
Mortgage debt																																																6,468,000	2,450,000	21,563,000
Interest rate range, minimum																																																		9.40%
Interest rate range, maximum																																																		11.50%
Weighted-average interest rate	5.70%	5.80%																																																9.90%
Advisory fees		$ 967,000	$ 1,140,000							$ 804,000

Mortgages and Notes Payable (Details) (USD $)	12 Months Ended										12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 28, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jan. 28, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Mortgages and Notes Payable [Member]	Dec. 31, 2011 Line of Credit [Member]	Jan. 28, 2011 Line of Credit [Member]	Dec. 31, 2011 Secured Term Loan [Member]	Dec. 31, 2010 Secured Term Loan [Member]	Dec. 31, 2008 Secured Term Loan [Member]	Dec. 31, 2011 Secured Term Loan 1 [Member]	Dec. 31, 2011 Secured Term Loan 2 [Member]
Debt Instrument [Line Items]
Mortgages and notes payable	$ 1,366,004,000	$ 1,481,216,000
Effective interest rate					3.60%	3.60%	7.80%		7.80%
Weighted-average interest rate	5.70%	5.80%
Revolving credit facility current borrowing capacity												300,000,000
Interest rate stated percentage rate range minimum excluding LIBOR				2.50%
Revolving credit facility interest rate description	The new facility bears interest at 2.50% plus LIBOR if the Company's leverage ratio, as defined, is less than 50%, 2.85% plus LIBOR if the Company's leverage ratio is between 50% and 60% and 3.10% plus LIBOR if the Company's leverage ratio exceeds 60%.
Interest rate stated percentage rate range middle excluding LIBOR				2.85%
Interest leverage ratio rate range minimum to obtain lower interest rate stated percentage				50.00%
Interest leverage ratio rate range maximum to obtain lower interest rate stated percentage				60.00%
Interest rate stated percentage rate range maximum excluding LIBOR				3.10%
Interest leverage ratio rate								100.00%
Debt maturity date											Jan 31, 2014		Mar 18, 2013
Reveolving credit facility increase current borrowing capacity												225,000,000
Revolving credit facility, maximum borrowing capacity	300,000,000											525,000,000
Revolving credit facility amount outstanding											0
Outstanding letters of credit												5,682,000
Aggregate financing costs	3,941,000
Debt instrument amount																25,000,000	35,551,000
Interest rate stated margin percentage	0.60%
Description of variable rate basis													LIBOR plus 60 basis points
Fixed interest rate													4.92%
Assumed liability for the fair value of the swap													3,236,000	5,280,000	5,696,000
Gains (charges) on debt satisfaction from continuing operations	45,000	972,000	(332,000)
Scheduled Principal and Balloon Payments on Mortgages and Notes Payable
2012										176,350,000
2013										320,873,000
2014										252,699,000
2015										283,767,000
2016										131,406,000
Thereafter										202,105,000
Long-term Debt, Gross										1,367,200,000
Debt discount										(1,196,000)			(1,196,000)	(2,183,000)
Long-term debt										$ 1,366,004,000

Convertible Notes, Exchangeble Notes and Trust Preferred Securities (Details) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Convertible Notes, Exchangeable Notes, and Trust Preferred Securities [Member]		Dec. 31, 2011 Six Percent Convertible Guaranteed Note [Member]	Dec. 31, 2010 Six Percent Convertible Guaranteed Note [Member]	Dec. 31, 2009 Six Percent Convertible Guaranteed Note [Member]	Mar. 31, 2010 Six Percent Convertible Guaranteed Note [Member]	Dec. 31, 2011 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2010 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2009 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2007 Five Percent Exchangeable Guaranteed Note [Member]	Dec. 31, 2007 Six Point Eight Zero Four Percent Trust Preferred Securities [Member]	Dec. 31, 2011 Six Point Eight Zero Four Percent Trust Preferred Securities [Member]	Dec. 31, 2010 Six Point Eight Zero Four Percent Trust Preferred Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt instrument amount							$ 115,000,000	$ 115,000,000		$ 115,000,000	$ 62,150,000	$ 62,150,000		$ 450,000,000	$ 200,000,000
Debt interest rate percentage										6.00%				5.45%	6.80%
Percent of notes required to be repurchased at the option of the holders on set dates	100.00%
Convertible debt conversion ratio							142.6917
Convertible debt conversion price							$ 7.01
Exchangeable note exchange price														19.49
Original debt conversion amount												25,500,000	123,350,000
Repurchase of exchangeable notes		0	25,493,000	101,006,000								25,493,000	101,006,000
Debt satisfaction gains (charges)												(760,000)	17,355,000
Write-offs of debt discount and deferred financing costs												768,000	4,989,000
Carrying amount of debt component							105,149,000	103,211,000			62,102,000	61,438,000
Carrying amount of equity component							13,134,000	13,134,000			20,293,000	20,293,000
Effective interest rate							8.10%	7.50%			7.00%	7.00%
Aggregate if-converted value in excess of aggregate principal amount							7,907,000	14,036,000			0	0
Coupon interest							6,900,000	6,408,000	0		3,387,000	3,504,000	7,554,000
Discount amortization							1,938,000	1,776,000	0		664,000	689,000	1,479,000
Interest Expense							8,838,000	8,184,000	0		4,051,000	4,193,000	9,033,000
Description of variable rate basis															three month LIBOR plus 170 basis points
Basis spread on variable rate															1.70%
Principal amount outstanding on Trust Preferred Securities																129,120,000	129,120,000
Scheduled Principal Payments for Debt Instruments [Abstract]
2012					62,150,000	[1]
2013					0
2014					0
2015					0
2016					0
Thereafter					244,120,000
Long-term Debt, Gross					306,270,000
Debt discount					(9,899,000)		(9,851,000)	(11,789,000)			(48,000)	(712,000)
Long-term debt					$ 296,371,000

[1]	Although the 5.45% Exchangeable Guaranteed Notes matured in 2027, the notes were put to the Company in 2012.

Derivatives and Hedging Activities (Details) (USD $)	12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Accounts Payable And Other Liabilities [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Interest Rate Swap [Member] Accounts Payable And Other Liabilities [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member]	Dec. 31, 2011 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2010 Designated as Hedging Instrument [Member] Cash Flow Hedging [Member] Interest Rate Swap [Member] Interest Expense [Member]	Dec. 31, 2008 Not Designated as Hedging Instrument [Member] Forward Contracts [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Forward Contracts [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Change in value of forward equity commitment [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Change in value of forward equity commitment [Member]	Dec. 31, 2011 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Other Assets [Member]	Dec. 31, 2010 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Other Assets [Member]	Dec. 31, 2009 Not Designated as Hedging Instrument [Member] Forward Contracts [Member] Other Assets [Member]	Dec. 31, 2011 Secured Term Loan 2 [Member]	Dec. 31, 2011 Secured Term Loan 1 [Member]
Derivative [Line Items]
Debt instrument amount															$ 35,551,000	$ 25,000,000
Expected amount of derivative related interest to be reclassified to interest expense over the next 12 months	1,695,000
Number of derivative instruments held					1
Notional amount of derivatives					60,551,000
Forward purchase equity commitment, shares								3,500,000
Share repurchases, final price paid per share								$ 5.6
Prepayment of derivative instrument									15,576,000
Interest rate swap floating payment rate per annum	2.50%
Forward contract indexed to issuers equity share settlement cash settlement value									4,024,000
Forward contract indexed to issuers equity share settlement shares retired									3,974,645
Derivative liabilities			(3,236,000)	(5,280,000)
Derivative assets													27,574,000
Amount of Loss Recognized in OCI on Derivative (Effective Portion)						(835,000)	(2,914,000)
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)						2,879,000	2,875,000
Amount of Gain (Loss) Recognized in Income on Derivative										2,030,000	8,906,000	2,030,000	8,906,000	7,182,000
Termination value		$ 3,400,000

Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Minimum Future Rental Receipts [Abstract]
2012	$ 285,462
2013	267,912
2014	234,097
2015	196,446
2016	167,297
Thereafter	752,745
Future Minimum Payments Receivable	1,903,959
Future Rental Payments [Abstract]
2012	2,624
2013	2,426
2014	1,985
2015	1,793
2016	1,465
Thereafter	13,121
Future Minimum Payments Due	23,414
Rent expense for leasehold interests	776	955	1,039
Fixed rent per annum payment for corporate headquarters	1,299
Fixed rent per annum payment 2012	865
Fixed rent per annum payment thereafter	1,153
Incentive from lessor	845
Minimum lease payment 2012	84
Minimum lease payment 2013	83
Minimum lease payment 2014	45
Minimum lease payment 2015	36
Minimum lease payment 2016	36
Minimum lease payment after 2016	9
Rent expense for corporate headquarters	$ 1,392	$ 1,332	$ 1,299

Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2011 tenants	Dec. 31, 2010 tenants	Dec. 31, 2009 tenants
Concentration Risk [Line Items]
Number of tenants representing more than 10%t of rental revenue	0	0	0
Maximum [Member] | Tenant Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.00%

Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity [Line Items]
Common shares issued through public offering and direct share purchase plan during period													11,109,760	23,712,980	4,338,915
Proceeds from issuance of common shares													$ 98,953	$ 166,602	$ 20,026
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt														13,134
Unrealized gain (loss) on interest rate swap in Accumulated Other Comprehensive Income	1,938				(106)								1,938	(106)
Dividends per common share amount									$ 0.1	$ 0.18	$ 0.18	$ 0.18
Common shares issued	154,938,351				146,552,589				0	3,873,786	4,333,183	5,097,229	154,938,351	146,552,589	0
Cash paid for dividends									12,194	2,110	1,970	1,819
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures													609,182	361,320	466,935
OP Unit Equivalent in Common Shares													1.13
Partners Capital Account, Shares Issued For Units Redeemed													398,927	457,351	572,213
OP Units Outstanding	4,026,000												4,026,000
Transfers from noncontrolling interests:
Net loss attributable to Lexington Realty Trust shareholders	14,016	(30,844)	(56,957)	(15,993)	14,277	7,340	(29,701)	(29,326)					(89,778)	(37,410)	(211,272)
Increase in additional paid-in-capital for redemption of noncontrolling OP units													2,187	2,685	3,580
Change from net loss attributable to shareholders and transfers from noncontrolling interest													(77,397)	(30,275)	(206,572)
Accumulated Distributions in Excess of Net Income [Member]
Transfers from noncontrolling interests:
Net loss attributable to Lexington Realty Trust shareholders													(79,584)	(32,960)	(210,152)
Series C
Equity [Line Items]
Preferred Stock, Dividend Rate, Per-Dollar-Amount													$ 3.25
Preferred Shares to Common Shares Conversion Ratio													2.4339
Series C | Minimum [Member]
Equity [Line Items]
Common Share Closing Price Percent of Conversion Price													125.00%
Six Percent Convertible Guaranteed Note [Member]
Equity [Line Items]
Debt interest rate percentage								6.00%
Public Offering And Direct Share Purchase Plan Proceeds [Member]
Equity [Line Items]
Proceeds from issuance of common shares													98,953	166,427	20,947
Cumulative Convertible | Series C
Equity [Line Items]
Common shares issued									2,955,368						2,955,368
Preferred Stock, Shares Outstanding	1,970,200				2,095,200								1,970,200	2,095,200
Preferred Stock Aggregate Liquidation Preference Value	$ 98,510				$ 104,760								$ 98,510	$ 104,760

Benefit Plans (Details) (USD $)	12 Months Ended								12 Months Ended		48 Months Ended	132 Months Ended	12 Months Ended		48 Months Ended	132 Months Ended	12 Months Ended			132 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Share Options [Member]	Dec. 31, 2011 Share Options [Member]	Dec. 31, 2009 Share Options [Member]	Dec. 31, 2008 Share Options [Member]		Dec. 31, 2011 2010 Options [Member] years	Dec. 31, 2010 2010 Options [Member]	Dec. 31, 2015 2010 Options [Member]	Dec. 31, 2020 2010 Options [Member]	Dec. 31, 2011 2009 Options [Member] years	Jan. 08, 2010 2009 Options [Member]	Dec. 31, 2014 2009 Options [Member]	Dec. 31, 2019 2009 Options [Member]	Dec. 31, 2011 2008 Options [Member] years	Dec. 31, 2010 2008 Options [Member]	Dec. 31, 2008 2008 Options [Member] days	Dec. 31, 2018 2008 Options [Member]	Dec. 31, 2009 2008 Options [Member]	Dec. 31, 2011 Non-vested Shares [Member] years	Dec. 31, 2010 Non-vested Shares [Member]	Dec. 31, 2009 Non-vested Shares [Member]	Dec. 31, 2011 Shares Subject to Time [Member]	Dec. 31, 2011 Shares Subject to Performance [Member]	Dec. 31, 2008 Share Based Compensation Arrangement By Share Based Payment Award Vesting Rate First Vesting Trigger [Member] 2008 Options [Member]	Dec. 31, 2008 Minimum [Member] 2008 Options [Member]	Dec. 31, 2008 Maximum [Member] 2008 Options [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																						1,179,585	819,577	743,342	806,445	373,000
Common Share Options Granted										1,248,501				1,265,500					2,000,000
Common Share Options Exercise Price				$ 6.23	$ 6.36	$ 4.97	$ 4.97	[1]		$ 7.95				$ 6.39					$ 5.6
Share Based Compensation Arrangement By Share Based Payment Award Vesting Rate				20.00%										20.00%													50.00%
Number Of Trading Period Days Where Entitys Average Closing Price Per Common Share Is Greater Than The Stated Lower Amount Triggering Vesting																			20
Stated Lower Amount Where Entitys Average Closing Price Per Common Share Is Greater Than The Stated Amount Trigerring																												$ 8	$ 10
Share Based Compensation Arrangement by Share Based Payment Award Options Convertible To Common Shares																					1.13
Options Converted To Common Shares Exercise Price																					$ 4.97
Deferred Compensation Equity									$ 2,422,000				$ 2,771,000				$ 2,480,000
Vesting Period	4 years										Vest 20% annually on each December 31, 2011 through 2015				Vest 20% annually on each December 31, 2010 through 2014					Vested 50% following a 20-day trading period where the average closing price of a common share of the Company on the New York Stock Exchange (“NYSE”) is $8.00 or higher and vest 50% following a 20-day trading period where the average closing price of a common share of the Company on the NYSE is $10.00 or higher
Termination Rights												Terminate on the earlier of (x) six months of termination of service with the Company and (y) December 31, 2020.				Terminate on the earlier of (x) six months of termination of service with the Company and (y) December 31, 2019
Options Expiration Date																				Expire December 2018
Recognized Compensation Expense Average Period									5				5				3.6
Recognized Compensation Expense	1,384,000	1,824,000	688,000
Stock or Unit Option Plan Expense Due to Accelerated Vesting																		629,000
Unrecognized Compensation Costs					3,755,000																	6,459,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																						4,672,085
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition																						2.7
Common Stock Held in Trust	427,531	427,531
Percent of Compensation Contributed		1.00%	1.13%
Initial Vesting Percentage	25.00%
Vesting Percentage	100.00%
Defined Contribution Plan, Cost Recognized	308,000	311,000	321,000
Allocated Share-based Compensation Expense	$ 2,062,000	$ 3,232,000	$ 3,369,000

[1]	As adjusted as a result of share dividends paid in 2009.

Benefit Plans Assumptions Used (Details) (USD $)	12 Months Ended
Dec. 31, 2011 years
Options 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.94
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.54%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6.5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	49.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	7.40%
Options 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.19
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.29%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6.7
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	59.08%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	6.26%
Options 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	3.6
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Volatility Rate	59.94%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	14.40%

Benefit Plans Share Option Activity (Details) (Share Options [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares Outstanding, Beginning of Period	4,389,605	2,252,000	2,252,000	[1]
Weighted-Average Exercise Price Per Share Oustanding, Beginning of Period	$ 6.23	$ 4.97	$ 4.97	[1]
Number of Shares Granted		2,514,001	0
Weighed-Average Exercise Price Per Share Granted		$ 7.16	$ 0
Number of Shares Exercised	(501,324)	(352,628)
Weighed-Average Exercise Price Per Share Exercised	$ 5.16	$ 4.97
Number of Shares Forfeited		(23,768)
Weighed-Average Exercise Price Per Share Forfeited		$ 5.18
Number of Shares Outstanding, End of Period	3,888,281	4,389,605	2,252,000
Weighted-Average Exercise Price Per Share Oustanding, End of Period	$ 6.36	$ 6.23	$ 4.97

[1]	As adjusted as a result of share dividends paid in 2009.

Benefit Plans Non-Vested Share Activity (Details) (Non-vested Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Non-vested Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of Shares Oustanding, Beginning of Period	819,577	743,342
Weighted-Average Value Per Share Outstanding, Beginning of Period	$ 10.16	$ 13.28
Number of Shares Granted	582,102	267,170
Weighted-Average Value Per Share Granted	$ 7.49	$ 7.95
Number of Shares Vested	(211,954)	(169,215)
Weighted-Average Value Per Share Vested	$ 13.56	$ 18.87
Number of Shares Forfeited	(10,140)	(21,720)
Weighted-Average Value Per Share Forfeited	$ 21.99	$ 22.1
Number of Shares Oustanding, End of Period	1,179,585	819,577
Weighted-Average Value Per Share Outstanding, End of Period	$ 8.13	$ 10.16

Related Party Transactions (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Significant Shareholders [Member]	Dec. 31, 2010 Significant Shareholders [Member]	Dec. 31, 2009 Significant Shareholders [Member]	Dec. 31, 2011 Vorando Realty Trust [Member]	Dec. 31, 2010 Vorando Realty Trust [Member]	Dec. 31, 2009 Vorando Realty Trust [Member]	Dec. 31, 2011 Short-term Debt [Member] NLS Entity [Member]	May 31, 2011 Short-term Debt [Member] NLS Entity [Member]	Dec. 31, 2010 Short-term Debt [Member] NLS Entity [Member]
Related Party Transaction [Line Items]
Interest bearing, non-recourse mortgage notes, related party										$ 20,077,000	$ 13,202,000	$ 7,614,000
Rent revenue recognized				864,000	905,000	1,538,000
Rent expense for corporate headquarters	$ 1,392,000	$ 1,332,000	$ 1,299,000				$ 1,281,000	$ 1,272,000	$ 1,282,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Deferred tax assets (liabilities), net	$ 672	$ (1,127)
Income tax provision, other	1,506	(1,128)	(1,958)
Deferred tax liability written off	3,535	0	0
Operating loss carryforwards	2,735	4,156
Valuation allowance	712
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Income tax provision, other	$ 973	$ 1,075	$ 2,040

Income Taxes Components of Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ (440)	$ 0	$ (401)
State and local	(1,099)	(1,076)	(2,096)
NOL utilized	566	0	343
Deferred:
Federal	1,399	(418)	(187)
State and local	400	(53)	(26)
Benefit (provision) for income taxes	$ 826	$ (1,547)	$ (2,367)

Income Taxes Statutory Federal Income Tax (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Federal provision at statutory tax rate (34%)	$ (580)	$ (388)	$ (376)
State and local taxes, net of federal benefit	(100)	(31)	(33)
Other	1,506	(1,128)	(1,958)
Income tax benefit (expense)	$ 826	$ (1,547)	$ (2,367)
Federal statutory income tax rate	34.00%

Income Taxes Summary of the Average Taxable Nature of Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Tax Contingency [Line Items]
Allocation of Dividend Payments	$ 0.349355	$ 0.12252
Common [Member]
Income Tax Contingency [Line Items]
Total dividends per share, common	$ 0.46	$ 0.4		$ 0.72
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Common [Member] | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	47.33%	99.11%		53.80%
Common [Member] | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	1.11%	0.89%		0.61%
Common [Member] | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Common [Member] | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Common [Member] | Return of Capital [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	51.56%	0.00%		45.59%
Series B Cumulative Redeemable Preferred Shares [Member]
Income Tax Contingency [Line Items]
Total dividends per share, preferred	$ 2.0125	$ 2.0125		$ 2.0125
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Series B Cumulative Redeemable Preferred Shares [Member] | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	97.70%	99.11%		98.87%
Series B Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	2.30%	0.89%		1.13%
Series B Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series B Cumulative Redeemable Preferred Shares [Member] | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series C
Income Tax Contingency [Line Items]
Total dividends per share, preferred	$ 3.25	$ 3.25		$ 3.25
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Series C | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	97.70%	99.11%		98.87%
Series C | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	2.30%	0.89%		1.13%
Series C | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series C | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series C | Return of Capital [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series D Cumulative Redeemable Preferred Shares [Member]
Income Tax Contingency [Line Items]
Total dividends per share, preferred	$ 1.76498	$ 2.01002	[1]	$ 1.8875
Taxable percentage allocation on dividends	100.00%	100.00%		100.00%
Series D Cumulative Redeemable Preferred Shares [Member] | Ordinary Income [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	97.70%	99.11%		98.87%
Series D Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate, Qualifying Dividend [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	2.30%	0.89%		1.13%
Series D Cumulative Redeemable Preferred Shares [Member] | Fifteen Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%
Series D Cumulative Redeemable Preferred Shares [Member] | Twenty Five Percent Rate Gain [Member]
Income Tax Contingency [Line Items]
Taxable percentage allocation on dividends	0.00%	0.00%		0.00%

[1]	Of the total dividend paid in January 2011, $0.12252 is allocated to 2010 and $0.349355 is allocated to 2011.

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2006	Dec. 31, 2011	Oct. 12, 2007
Commitments and Contingencies [Line Items]
Guarantee obligation penalty interest rate per annum	10.00%
Lease termination payment		$ 19,910
Farmington Hills Claim [Member]
Commitments and Contingencies [Line Items]
Bankruptcy claims amount of claims filed	7,680
Bankruptcy claims sold for amount	5,376
Bankruptcy claims amount of claims settled			6,500
Formal claim demand		826
Claimed damages not including interest and expenses		1,200
Antioch Claim [Member]
Commitments and Contingencies [Line Items]
Bankruptcy claims amount of claims filed	7,727
Bankruptcy claims sold for amount	5,680
Bankruptcy claims amount of claims settled			$ 7,200

Supplemental Disclosure of Statement of Cash Flow Information Noncash Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2011 Pemlex LLC [Member]	Dec. 31, 2009 Property Owner Subsidiary [Member]
Noncash or Part Noncash Acquisitions [Line Items]
Land and building assets	$ 9,006	$ 2,500
Lease intangible assets	6,294
Other assets, net	107
Noncontrolling interest	$ 574

Supplemental Disclosure of Statement of Cash Flow Information Other Noncash Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 properties	Dec. 31, 2010 properties	Dec. 31, 2009 properties
Other Significant Noncash Transactions [Line Items]
Interest paid	$ 103,427,000	$ 114,031,000	$ 132,376,000
Income taxes paid	1,289,000	1,019,000	2,483,000
Real estate number of properties sold (in # of properties)	17	13	18
Debt satisfaction gains (charges), net	(311,000)	3,590,000	29,872,000
Interests Sold [Member]
Other Significant Noncash Transactions [Line Items]
Real estate number of properties sold (in # of properties)	3	3
Real estate non-recourse mortgage debt assumed	28,648,000	74,504,000
Seller financing	3,003,000
Conveyed Interest [Member]
Other Significant Noncash Transactions [Line Items]
Properties with conveyed interest			3
Real estate non-recourse mortgage debt assumed			38,022,000
Debt satisfaction gains (charges), net			$ 13,180,000

Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information Disclosure [Abstract]
Total gross revenues(1)	$ 80,988	[1]	$ 80,466	[1]	$ 78,468	[1]	$ 78,302	[1]	$ 77,619	[2]	$ 78,393	[2]	$ 76,432	[2]	$ 76,938	[2]	$ 318,224	$ 309,382	$ 322,509
Net loss	14,016		(30,844)		(56,957)		(15,993)		14,277		7,340		(29,701)		(29,326)		(89,778)	(37,410)	(211,272)
Net income (loss) attributable to common shareholders	$ 7,504		$ (37,048)		$ (50,539)		$ (23,638)		$ 5,273		$ 58		$ (30,379)		$ (33,048)		$ (79,584)	$ (32,960)	$ (210,152)
Net income (loss) attributable to common shareholders - basic and diluted per share									$ 0.04		$ 0		$ (0.23)		$ (0.27)		$ (0.68)	$ (0.44)	$ (2.22)
Earnings Per Share, Basic	$ 0.05		$ (0.24)		$ (0.33)		$ (0.16)
Net income (loss) attributable to common shareholders - diluted per share	$ 0.05		$ (0.24)		$ (0.33)		$ (0.21)

[1]	All periods have been adjusted to reflect the impact of properties sold during the six months ended June 30, 2012 and the years ended December 31, 2011 and 2010, and properties classified as held for sale, which are reflected in discontinued operations in the Consolidated Statements of Operations.
[2]	Joint venture investment. The Company has guaranteed completion to the ground owner. The guarantee obligation was valued at $1,500 and is included in accounts payable and other liabilities in the Consolidated Balance Sheet. In addition, the Company may loan a maximum of $4,398 to the joint venture under certain circumstances. The difference between the Company's expected contribution and the estimated completion cost represents the joint venture partner's equity.

Subsequent Events (Details) (USD $)	Jan. 28, 2011	Feb. 27, 2012 Huntington, West Virginia [Member] Acquisition [Member] sqft	Dec. 31, 2011 Secured Term Loan [Member]	Dec. 31, 2010 Secured Term Loan [Member]	Dec. 31, 2008 Secured Term Loan [Member]	Feb. 27, 2012 Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Nonrecourse Mortgage [Member] Acquisition [Member]	Feb. 27, 2012 Nonrecourse Mortgage [Member] Tulsa, Oklahoma [Member] Disposal [Member]	Feb. 27, 2012 Condition One [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition One [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Two [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Two [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Three [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Three [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Four [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Condition Four [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2014 [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2014 [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2015 [Member] Secured Term Loan [Member] Refinancing of Debt [Member]	Feb. 27, 2012 Secured Revolving Credit Facility, Expiring January 2015 [Member] Secured Revolving Credit Facility [Member] Refinancing of Debt [Member]
Subsequent Event [Line Items]
Basis spread on variable rate										2.00%	1.63%	2.25%	1.88%	2.45%	2.13%	2.85%	2.38%
Interest leverage ratio rate range minimum to obtain lower interest rate stated percentage	50.00%											45.00%	45.00%	50.00%	50.00%	55.00%	55.00%
Debt Instrument, Increase in Credit Facility							$ 225,000,000
Debt Instrument, Aggregate Credit Facility Amount							525,000,000
Revolving credit facility amount outstanding						62,150,000												108,000,000		108,000,000	28,000,000
Interest Rate						1.51%		4.20%												3.76%
Extinguishment of Debt, Amount									1,700,000
Repayments of Debt						60,551,000
Assumed liability for the fair value of the swap			3,236,000	5,280,000	5,696,000	3,539,000
Interest leverage ratio rate range maximum to obtain lower interest rate stated percentage	60.00%									45.00%	45.00%	50.00%	50.00%	55.00%	55.00%
Debt instrument amount						215,000,000		6,500,000											300,000,000		300,000,000
Square feet		70,000
Property purchase price		$ 12,600,000

Schedule III - Real Estate and Accumulated Depreciation and Amortization (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	$ 1,366,004,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	522,039,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,646,151,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,205,075,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	638,368,000
Cross-collateralized [Member]
Real Estate and Accumulated Depreciation [Line Items]
Debt instrument amount	25,000,000	[1]
Pleged as Collateral [Member]
Real Estate and Accumulated Depreciation [Line Items]
Debt instrument amount	34,355,000	[2]
Classified as Capital Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Debt instrument amount	9,000,000	[3]
Little Rock, AR Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,353,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,260,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,613,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	324,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Brea, CA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	74,492,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	37,269,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	45,695,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	82,964,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,952,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Los Angeles, CA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,491,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,110,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,911,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,021,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,549,000
Los Angeles, CA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Los Angeles, CA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Palo Alto, CA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	12,398,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,977,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	29,375,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	11,086,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Centenial, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,975,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,851,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,187,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	20,038,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,497,000
Centenial, CO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
Centenial, CO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Colorado Springs, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,503,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,748,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,554,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	15,302,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,607,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lakewood, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,942,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,569,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,653,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,222,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,667,000
Lakewood, CO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Lakewood, CO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Louisville, CO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,657,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,605,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,262,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,343,000	[4]
Louisville, CO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Louisville, CO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Southington, CT Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,551,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,240,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,339,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	28,579,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	14,178,000
Southington, CT Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Southington, CT Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Wallingford, CT Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,049,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,773,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,822,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	933,000	[4]
Wallingford, CT Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Wallingford, CT Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Boca Raton, FL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	20,400,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,290,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	17,160,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,450,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,807,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Fort Meyers, FL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,713,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,820,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,198,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,018,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,069,000
Fort Meyers, FL Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Fort Meyers, FL Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lake Mary, FL Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,535,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,830,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,365,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,290,000	[4]
Lake Mary, FL Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7
Lake Mary, FL Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lake Mary, FL Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,438,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,080,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,518,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,244,000	[4]
Lake Mary, FL Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7
Lake Mary, FL Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Orlando, FL Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	586,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	35,012,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	35,598,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,542,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Orlando, FL Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	11,498,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	34,014,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	45,512,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	24,239,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	3
Atlanta, GA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	41,443,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,600,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	55,333,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	59,933,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	21,602,000
Atlanta, GA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Atlanta, GA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Atlanta, GA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,014,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	269,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,283,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	170,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Atlanta, GA Office 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	870,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	187,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,057,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	137,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Chamblee, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	770,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	186,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	956,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	144,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Cumming, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,558,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,368,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,926,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	374,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Forest Park, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	668,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,242,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,910,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	257,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Jonesboro, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	778,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	146,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	924,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	121,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Stone Mountain, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	672,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	276,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	948,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	125,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Suwannee, GA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,084,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,371,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,776,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,147,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	75,000
Suwannee, GA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Suwannee, GA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Clive, IA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	5,412,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,761,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,453,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,214,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,395,000
Clive, IA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Clive, IA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Aurora, IL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,063,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,943,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,006,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	38,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Chicago, IL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	29,445,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,155,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	46,180,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	51,335,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,004,000
Chicago, IL Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Chicago, IL Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lisle, IL Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,033,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,236,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,698,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,934,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,257,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Columbus, IN Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	26,427,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	235,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	45,729,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	45,964,000	[1],[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,900,000	[1],[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1],[5]
Fishers, IN Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,089,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,808,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,163,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,971,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,829,000
Fishers, IN Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Fishers, IN Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Indianapolis, IN Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,036,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,700,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	17,211,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,911,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,592,000
Indianapolis, IN Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	2
Indianapolis, IN Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Indianapolis, IN Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,802,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,360,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,169,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	14,529,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,358,000
Indianapolis, IN Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Indianapolis, IN Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Overland Park, KS Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	36,325,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,769,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	41,956,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	46,725,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	7,397,000
Overland Park, KS Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Overland Park, KS Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Baton Rouge, LA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	6,045,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,252,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,244,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,496,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,096,000
Baton Rouge, LA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Baton Rouge, LA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Foxboro, MA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,559,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,231,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,653,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,884,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	9,152,000
Foxboro, MA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	16
Foxboro, MA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Southfield, MI Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,124,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,124,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,637,000	[4]
Southfield, MI Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7	[4]
Southfield, MI Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Bridgeton, MO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,853,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,469,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	6,322,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	628,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Kansas City, MO Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,307,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,433,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	20,154,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,587,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,539,000
Kansas City, MO Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Kansas City, MO Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Cary, NC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,581,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,342,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,866,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	20,208,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,857,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Bridgewater, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,675,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,738,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	27,331,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	32,069,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,622,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rockaway, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,900,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,646,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	20,428,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	25,074,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,240,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Whippany, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	15,349,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,063,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,711,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	23,774,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,155,000
Whippany, NJ Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	20
Whippany, NJ Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Wall, NJ Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	25,343,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	8,985,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	26,961,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	35,946,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,365,000
Wall, NJ Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	22
Wall, NJ Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rochester, NY Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	18,063,000	[1]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	645,000	[1]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,942,000	[1]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,587,000	[1]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,512,000	[1]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1]
Milford, OH Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,124,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,042,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,166,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,845,000	[4]
Milford, OH Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Milford, OH Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Westerville, OH Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,085,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,265,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,350,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,534,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Canonsburg, PA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,084,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,055,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,910,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,965,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,513,000
Canonsburg, PA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Canonsburg, PA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Harrisburg, PA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,388,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	900,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,556,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,456,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,965,000
Harrisburg, PA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Harrisburg, PA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Philadelphia, PA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	45,731,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	13,209,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	52,105,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	65,314,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	19,457,000
Philadelphia, PA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	4
Philadelphia, PA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Charleston, SC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,350,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,189,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,724,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,913,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,947,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Florence, SC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,235,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,941,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,176,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,216,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Fort Mill, SC Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,113,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,601,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,494,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,095,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,294,000
Fort Mill, SC Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Fort Mill, SC Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Fort Mill, SC Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,075,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,798,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,192,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,990,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	9,822,000
Fort Mill, SC Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Fort Mill, SC Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rock Hill, SC Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	551,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,313,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,864,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	72,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Knoxville, TN Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,151,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,079,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,762,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,841,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,883,000
Knoxville, TN Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14
Knoxville, TN Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Memphis, TN Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	3,798,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	464,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,467,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,931,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	944,000
Memphis, TN Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	20
Memphis, TN Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Memphis, TN Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	47,320,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,291,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	97,032,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	102,323,000	[1],[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	12,635,000	[1],[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1],[5]
Allen, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,591,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,605,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,196,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	826,000	[4]
Allen, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	7
Allen, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25
Carrollton, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,639,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,427,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	22,050,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	25,477,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,494,000
Carrollton, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Carrollton, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Farmers Branch, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	18,481,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,984,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	27,308,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	31,292,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,610,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	41,545,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	16,613,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	52,682,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	69,295,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,207,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	16,165,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,750,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,160,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	24,910,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,439,000
Houston, TX Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	13
Houston, TX Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,131,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,500,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,581,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,081,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,317,000
Houston, TX Office 3 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14
Houston, TX Office 3 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Houston, TX Office 4 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	15,525,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	800,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	26,879,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,679,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,925,000
Houston, TX Office 4 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Houston, TX Office 4 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
San Antonio, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,971,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,800,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,585,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,385,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,857,000
San Antonio, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
San Antonio, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Sugar Land, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,839,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,834,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,536,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,370,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,204,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Westlake, TX Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,928,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,361,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	22,503,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	24,864,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,511,000
Westlake, TX Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Westlake, TX Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Hampton, VA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,333,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,454,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,787,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,790,000	[4]
Hampton, VA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	2.5	[4]
Hampton, VA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Hampton, VA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,353,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	6,006,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	7,359,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,702,000
Hampton, VA Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
Hampton, VA Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Herndon, VA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,127,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	24,504,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	29,631,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,430,000	[4]
Herndon, VA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Herndon, VA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Herndon, VA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	11,138,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	9,409,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,853,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,262,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,039,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Midlothian, VA Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,725,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,100,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,919,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,019,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,268,000
Midlothian, VA Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Midlothian, VA Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Issaquah, WA Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	31,369,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,126,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,647,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,773,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,183,000	[5]
Issaquah, WA Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Issaquah, WA Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Issaquah, WA Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	6,268,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,058,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,326,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,660,000	[5]
Issaquah, WA Office 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8
Issaquah, WA Office 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Moody, AL Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	6,677,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	654,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,943,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,597,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,114,000
Moody, AL Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15
Moody, AL Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Orlando, FL Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,030,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,869,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,899,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,532,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Tampa, FL Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,160,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,281,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,441,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,041,000	[4]
Tampa, FL Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	9
Tampa, FL Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
McDonough, GA Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	23,000,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,463,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	24,291,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,754,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,208,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Dubuque, IA Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,918,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,052,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,443,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,495,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,855,000
Dubuque, IA Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Dubuque, IA Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Rockford, IL Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	371,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,573,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,944,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	378,000	[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Rockford, IL Industrial 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	6,630,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	509,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,289,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,798,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	725,000	[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Owensboro, KY Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	819,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,439,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,258,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	550,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
North Berwick, ME Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,877,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,383,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	32,397,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	33,780,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,220,000
North Berwick, ME Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
North Berwick, ME Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Marshall, MI Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	40,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	900,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	940,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	607,000	[4]
Marshall, MI Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12	[4]
Marshall, MI Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Plymouth, MI Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	10,407,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,296,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,398,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	15,694,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,197,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Temperance, MI Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,641,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,040,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,738,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	17,778,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,472,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Olive Branch, MS Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	198,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,276,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,474,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,424,000	[4]
Olive Branch, MS Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8	[4]
Olive Branch, MS Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Henderson, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,488,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,953,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	7,441,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,507,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
High Point, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,330,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,183,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,513,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,704,000	[4]
High Point, NC Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	18	[4]
High Point, NC Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lumberton, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	405,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,049,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,454,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,938,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Statesville, NC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,547,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	891,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,696,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	17,587,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,891,000	[5]
Statesville, NC Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	3	[5]
Statesville, NC Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Cincinnati, OH, Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,009,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,007,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,016,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,062,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Columbus, OH Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,990,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,580,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,570,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,739,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Hebron, OH Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,063,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,271,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,334,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,072,000
Hebron, OH Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,681,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,010,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,691,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,733,000	[4]
Hebron, OH Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5	[4]
Hebron, OH Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Streetsboro, OH Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	18,733,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,441,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	25,092,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,533,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	4,093,000
Streetsboro, OH Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Streetsboro, OH Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Duncan, SC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	884,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,626,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,510,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,028,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Laurens, SC Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,382,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	5,552,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	20,886,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,438,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,573,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Collierville, TN Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	714,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,483,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,197,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	626,000	[4]
Collierville, TN Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	20	[4]
Collierville, TN Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Crossville, TN Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	545,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	6,999,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	7,544,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,100,000	[4]
Crossville, TN Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	17	[4]
Crossville, TN Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Memphis, TN Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,054,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,539,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,593,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	11,317,000	[4]
Memphis, TN Industrial 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	8	[4]
Memphis, TN Industrial 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15	[4]
Memphis, TN Industrial 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,553,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,326,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,879,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,896,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Millington, TN Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	16,301,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	723,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,118,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,841,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,468,000
Millington, TN Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	16
Millington, TN Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
San Antonio, TX Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	26,499,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,482,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	38,535,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	41,017,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	13,840,000
San Antonio, TX Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	17
San Antonio, TX Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Waxahachie, TX Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	652,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,045,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,697,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	7,378,000	[4]
Waxahachie, TX Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10	[4]
Waxahachie, TX Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Winchester, VA Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,823,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,226,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,049,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,137,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Sun City, AZ Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,207,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,377,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,584,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	230,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Manteca, CA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	875,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,082,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	6,464,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,546,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	956,000
Manteca, CA Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
Manteca, CA Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
San Diego, CA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	557,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,310,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,310,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,609,000
San Diego, CA Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
San Diego, CA Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Port Richey, FL Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,376,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,664,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,040,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	380,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Honolulu, HI Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,147,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,147,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	11,147,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5	[4]
Galesburg, IL Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	491,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	560,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,366,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,926,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	418,000
Galesburg, IL Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Galesburg, IL Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lawrence, IN Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	404,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,737,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,141,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	226,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Minden, LA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	224,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,907,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,131,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	41,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Billings, MT Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	273,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,775,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,048,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	37,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Jefferson, NC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	71,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	884,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	955,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	128,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lexington, NC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	832,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,429,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,261,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	180,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Thomasville, NC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	208,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	561,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	769,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Carlsbad, NM Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	918,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	775,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,693,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	225,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Portchester, NY Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	7,086,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,313,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,399,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,341,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Watertown, NY Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	822,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	386,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	5,162,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,548,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	816,000
Watertown, NY Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
Watertown, NY Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Canton, OH Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	884,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,534,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,418,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	894,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Franklin, OH Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	722,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	999,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,721,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	14,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lorain, OH Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	1,238,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,893,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,024,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	8,917,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,041,000
Lorain, OH Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	23
Lorain, OH Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lawton, OK Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	663,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,288,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,951,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	246,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Tulsa, OK Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	447,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,432,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,879,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,991,000	[4]
Tulsa, OK Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14	[4]
Tulsa, OK Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	24	[4]
Clackamas, OR Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	523,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,848,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,371,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,331,000	[4]
Clackamas, OR Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14	[4]
Clackamas, OR Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	24	[4]
Moncks Corner, SC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	13,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,510,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,523,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	203,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Spartanburg, SC Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	833,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,334,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,167,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	844,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Chattanooga, TN Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	487,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	956,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,443,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	13,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Paris, TN Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	247,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	547,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	794,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	101,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Corpus Christi, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	823,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	715,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,538,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	120,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Dallas, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	861,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,362,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,223,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	56,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Fort Worth, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	756,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,412,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,168,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	55,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Garland, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	451,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,299,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,750,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	9,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Greenville, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	562,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,743,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,305,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	419,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Victoria, TX Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	300,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,149,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,449,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	306,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Staunton, VA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,028,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	326,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	1,354,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	67,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lynnwood, WA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	488,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,658,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,146,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,176,000	[4]
Lynnwood, WA Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	14	[4]
Lynnwood, WA Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	24	[4]
Port Orchard, WA Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	147,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	94,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	241,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	13,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Fairlea, WV Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	578,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	501,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	1,985,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	2,486,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	272,000
Fairlea, WV Retail [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Fairlea, WV Retail [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Phoenix, AZ LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,231,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,666,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	19,966,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	24,632,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,500,000
Phoenix, AZ LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Phoenix, AZ LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Tempe, AZ LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,807,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,442,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,442,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,735,000
Tempe, AZ LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	30
Tempe, AZ LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Lake Forest, CA LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,442,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,769,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	17,211,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,371,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Lenexa, KS LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	6,909,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	29,032,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	35,941,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,869,000	[4]
Lenexa, KS LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	15	[4]
Lenexa, KS LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Boston, MA LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	13,173,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,814,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,728,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,542,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,764,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Omaha, NE LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,266,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,566,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,324,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	10,890,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,551,000
Omaha, NE LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	30
Omaha, NE LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Las Vegas, NV LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	32,152,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	12,099,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	53,164,000	[1],[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	65,263,000	[1],[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,794,000	[1],[5]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[1],[5]
Columbus, OH LTL-Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	433,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,773,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,206,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	35,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Columbus, OH LTL-Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,594,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	10,480,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,074,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	262,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Carrollton, TX, LTL-Office [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	12,927,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,789,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,157,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	19,946,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,511,000
Carrollton, TX, LTL-Office [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	19
Carrollton, TX, LTL-Office [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Irving, TX LTL-Office 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	37,340,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	7,476,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	42,780,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	50,256,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	10,066,000
Irving, TX LTL-Office 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Irving, TX LTL-Office 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Irving, TX LTL-Office 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	4,889,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	29,695,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	34,584,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,403,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Dry Ridge, KY LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	5,226,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	560,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	12,553,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,113,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,835,000	[5]
Dry Ridge, KY LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Dry Ridge, KY LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Elizabethtown, KY LTL-Industrial 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	14,466,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	890,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	26,868,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	27,758,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	6,069,000	[5]
Elizabethtown, KY LTL-Industrial 1 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Elizabethtown, KY LTL-Industrial 1 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Elizabethtown, KY LTL-Industrial 2 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	2,732,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	352,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,862,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,214,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,098,000	[5]
Elizabethtown, KY LTL-Industrial 2 [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Elizabethtown, KY LTL-Industrial 2 [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Hopkinsville, KY LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	8,484,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	631,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	16,154,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,785,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,794,000
Hopkinsville, KY LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25
Hopkinsville, KY LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Owensboro, KY LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	4,605,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	393,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	11,956,000	[5]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,349,000	[5]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,998,000	[5]
Owensboro, KY LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	25	[5]
Owensboro, KY LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[5]
Shreveport, LA LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,000,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	860,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,840,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,700,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,616,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Byhalia, MS LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	15,000,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,006,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	21,482,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	22,488,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	358,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Shelby, NC LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,421,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,860,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	20,281,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	353,000	[4]
Shelby, NC LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Shelby, NC LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Durham, NH LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,464,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,094,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,558,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,076,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Chillicothe, OH LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	736,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,021,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,757,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	111,000
Chillicothe, OH LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6
Chillicothe, OH LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	26
Glenwillow, OH LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	16,340,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,228,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	24,530,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	26,758,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,338,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Bristol, PA LTL-Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,508,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	15,815,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	18,323,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,793,000	[4]
Bristol, PA LTL-Industrial [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	10
Bristol, PA LTL-Industrial [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Edmonds, WA LTL-Retail [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,947,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,947,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	550,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Phoenix, AZ Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,831,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	14,892,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	16,723,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	388,000	[4]
Phoenix, AZ Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5	[4]
Phoenix, AZ Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Long Beach, CA Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	15,016,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	48,001,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	63,017,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	881,000
Long Beach, CA Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	4
Long Beach, CA Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Clinton, CT Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Orlando, FL Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	9,975,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,538,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,019,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	12,557,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	2,881,000
Orlando, FL Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	12
Orlando, FL Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Palm Beach Gardens, FL Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,578,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	18,258,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	21,836,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	5,152,000	[4]
Palm Beach Gardens, FL Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11	[4]
Palm Beach Gardens, FL Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Honolulu, HI Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	21,094,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	13,324,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	34,418,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,647,000	[4]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Hebron, KY Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,615,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	8,125,000	[4]
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,740,000	[4]
Real Estate and Accumulated Depreciation, Accumulated Depreciation	3,213,000	[4]
Hebron, KY Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	6	[4]
Hebron, KY Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40	[4]
Baltimore, MD Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	37,565,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	150,545,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	188,110,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	30,348,000
Baltimore, MD Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Baltimore, MD Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Farmington Hills, MI Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	17,994,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,765,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,196,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	11,961,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	442,000
Farmington Hills, MI Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	2
Farmington Hills, MI Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Tulsa, OK Mult-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	7,119,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,642,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	3,261,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,903,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Tulsa, OK Mult-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	11
Tulsa, OK Mult-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Wilsonville, OR Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	751,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	4,808,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	5,559,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	400,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Antioch, TN Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	3,847,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	9,801,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	13,648,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	192,000
Antioch, TN Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Antioch, TN Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Johnson City, TN Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	1,214,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	7,978,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	9,192,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	1,059,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Glen Allen, VA Multi-tenanted [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	19,188,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	2,362,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	29,555,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	31,917,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	8,083,000
Glen Allen, VA Multi-tenanted [Member] | Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	5
Glen Allen, VA Multi-tenanted [Member] | Maximum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40
Construction in Progress [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	4,056,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Investment in Real Estate Under Construction [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land	0
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	0
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	32,829,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	0
Subtotal [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreciation, Amount of Encumbrances	1,297,649,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land	522,039,000
Real Estate and Accumulated Depreciation, Carrying Amount of Buildings and Improvements	2,646,151,000
Real Estate and Accumulated Depreciation, Carrying Amount of Land and Buildings and Improvements	3,205,075,000
Real Estate and Accumulated Depreciation, Accumulated Depreciation	$ 638,368,000

[1]	Properties are cross-collateralized for a $25,000 secured term loan at 12/31/11.
[2]	Certain equity interests are pledged as collateral.
[3]	Property is classified as a capital lease.
[4]	Properties are collateral for the Company's new secured revolving credit facility and secured term loan.
[5]	Properties are cross-collaterized properties.

Schedule III - Real Estate and Accumulated Depreciation and Amortization Summary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Real Estate and Accumulated Depreciation [Line Items]
Total cost basis for federal income tax purposes	$ 3,600,000
Reconciliation of real estate owned:
Balance at the beginning of year	3,374,844	3,552,806	3,756,188
Additions in real estate under construction, net	21,571	11,258	0
Additions during year	143,382	46,994	42,818
Properties sold during year	(230,397)	(221,875)	(217,923)
Reclassified held for sale properties	0	(9,381)	0
Properties impaired during the year	(103,727)	(3,327)	(27,271)
Translation adjustment on foreign currency	0	(1,432)	467
Other reclassifications	(598)	(199)	(1,473)
Balance at end of year	3,205,075	3,374,844	3,552,806
Reconciliation of accumulated depreciation and amortization:
Balance at the beginning of year	601,239	537,406	461,661
Depreciation and amortization expense	114,247	115,553	113,828
Accumulated depreciation and amortization of properties sold, impaired and held for sale during year	(76,939)	(51,478)	(36,749)
Translation adjustment on foreign currency	0	(242)	89
Other reclassifications	(179)	0	(1,423)
Balance at end of year	$ 638,368	$ 601,239	$ 537,406